UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 33-6001

Name of Registrant: VANGUARD BOND INDEX FUNDS

Address of Registrant: P.O. BOX 2600, VALLEY FORGE, PA 19482

Name and address of agent for service: R. GREGORY BARTON
                                       P.O. BOX 876
                                       VALLEY FORGE, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003  - December 31, 2003

ITEM 1: Reports to Shareholders

VANGUARD(R) BOND INDEX FUNDS
DECEMBER 31, 2003

ANNUAL REPORT

VANGUARD(R) TOTAL BOND MARKET INDEX FUND
VANGUARD(R) SHORT-TERM BOND INDEX FUND
VANGUARD(R) INTERMEDIATE-TERM BOND INDEX FUND
VANGUARD(R) LONG-TERM BOND INDEX FUND

THE VANGUARD GROUP(R)

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

--------------------------------------------------------------------------------
CONTENTS

1 LETTER FROM THE CHAIRMAN
7 FUND PROFILES
11 GLOSSARY OF INVESTMENT TERMS
12 PERFORMANCE SUMMARIES
16 ABOUT YOUR FUND'S EXPENSES
17 FINANCIAL STATEMENTS
101 ADVANTAGES OF VANGUARD.COM
--------------------------------------------------------------------------------
SUMMARY

- The four Vanguard Bond Index Funds provided close tracking of their benchmark indexes in 2003, earning total returns ranging from 3.4% to 5.7%.
- As interest rates drifted higher during the year, the prices of some bonds declined. Returns for Treasury securities were barely above the inflation rate, but risky high-yield bonds soared.
- Stocks broke a three-year losing streak, posting big gains for the 12 months. The broad U.S. stock market, as measured by the Wilshire 5000 Index, returned 31.6%.

Want less clutter in your mailbox? Just register with VANGUARD.COM and opt to get fund reports online.

LETTER  FROM  THE CHAIRMAN

Fellow Shareholder,

Bond returns fell back to more normal levels during 2003, ending a heady three-year run. Interest rates edged up during the second half of the period, hurting prices of some longer-term bonds, particularly Treasuries.

[PICTURES OF JOHN J. BRENNAN]

For the year, the Lehman Brothers Aggregate Bond Index, a broad measure of the taxable, investment-grade U.S. market, provided a total return of 4.1%. This is a respectable result, of course, but it is considerably shy of the average annualized return of 10.1% registered during the previous three years.

Generally, price gains played a far smaller role in bond fund returns during 2003 than they had for several years previously. Interest rates for all but the shortest-maturity securities moved upward during the year, pushing prices down. As you can see in the table on page 2, the results for each of our funds matched up well against their benchmark indexes. Our performance relative to our mutual fund peers was solid.

Detailed figures for each fund, including share prices and distributions, are presented in the table on page 6.

"JUNK" REIGNED SUPREME IN 2003, AND YIELDS HIT NEW LOWS

The past year saw striking changes that dramatically affected both the bond and stock markets. The start of combat operations in Iraq in mid-March, and the subsequent quick end to that phase of the engagement, relieved months of anticipation and uncertainty that had cast a pall over the financial markets. Other factors also contributed: the Federal Reserve Board's interest rate cuts; the decline of the U.S. dollar, which aided businesses dependent on exports; sinking mortgage rates, which spurred further home-buying; federal tax cuts and refunds to consumers; a spike in spending by businesses; and the rapid growth of the economy.

These factors drew many investors back into the stock market, and helped put an end to the unusually high returns that bonds had enjoyed since the stock bubble ended in 2000. Still, investors' renewed appetite for risk made itself felt in the fixed income market. Bonds from companies with below-investment-grade credit ratings (popularly known as "junk" bonds) surged 29.0% during the 12 months, as measured by the Lehman High Yield Bond Index.

--------------------------------------------------------------------------------
2003 TOTAL RETURNS                                                    YEAR ENDED
                                                                     DECEMBER 31
--------------------------------------------------------------------------------
VANGUARD TOTAL BOND MARKET INDEX FUND
  Investor Shares                                                           4.0%
  Admiral Shares                                                            4.0
  Institutional Shares                                                      4.1
Lehman Aggregate Bond Index                                                 4.1
Average Intermediate Investment Grade Debt Fund*                            4.6
--------------------------------------------------------------------------------
VANGUARD SHORT-TERM BOND INDEX FUND
  Investor Shares                                                           3.4%
  Admiral Shares                                                            3.4
Lehman 1-5 Year Government/Credit Index                                     3.4
Average 1-5 Year Investment Grade Debt Fund*                                2.9
--------------------------------------------------------------------------------
VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
  Investor Shares                                                           5.6%
  Admiral Shares                                                            5.7
Lehman 5-10 Year Government/Credit Index                                    6.0
Average Intermediate Investment Grade Debt Fund*                            4.6
--------------------------------------------------------------------------------
VANGUARD LONG-TERM BOND INDEX FUND                                          5.5%
Lehman Long Government/Credit Index                                         5.9
Average Corporate A-Rated Debt Fund*                                        5.0
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

At the other extreme of the credit-quality spectrum, U.S. Treasury securities at first seemed poised for a fourth straight year of outstanding gains. By June, the rising price of the 10-year Treasury note drove its yield down to just above 3%--a level not seen since Dwight Eisenhower occupied the Oval Office. However, the prices of Treasuries fell subsequently, and by year-end the 10-year note's yield stood at 4.25%, up 44 basis points (0.44 percentage point) from the beginning of the year. For the full 12 months, Treasuries' total returns (which include interest income) were still in positive territory, but were barely above inflation. Mortgage-backed securities did only marginally better, while investment-grade corporate bonds--particularly those with longer maturities--posted solid returns.

Short-term interest rates also hit historical lows during the year as the Federal Reserve Board took action to bolster the economy. As noted above, the Fed slashed the target federal funds rate in June by 25 basis points to 1.00%. The yield of the 3-month Treasury bill, a proxy for money market rates, ended the year at 0.92%, 27 basis points lower than at the start of 2003.

STOCKS BEGAN TO RECOVER FROM THE FIERCE BEAR MARKET

While most bond prices drooped, three straight years of stock market declines ended in a spectacular fashion in 2003. The broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned 31.6% for the 12 months.

--------------------------------------------------------------------------------
Admiral(TM) Shares
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares
This class of shares also carries low expenses and is available for a minimum investment of $10 million.
--------------------------------------------------------------------------------

The rebound was impressive across all stock market segments and industry sectors. By most gauges of performance, growth and value stocks--whose prices reflect either a premium or a discount relative to company earnings, book value, or other measures--provided similar returns. However, as a group small-capitalization stocks outpaced large-caps by a substantial margin. Among sectors, technology stocks--the group that contributed the most to both the bull market of the late 1990s and the subsequent bear market--made the largest gains.

OUR FUNDS FARED WELL VERSUS THE MARKET AND PEERS

As you know, the key measure of success for an index fund is how closely it tracks its target. Three of our funds earned returns (after expenses) that were just slightly behind those of their benchmarks, while the returns of Vanguard Short-Term Bond Index Fund matched that of its benchmark.

--------------------------------------------------------------------------------
MARKET BAROMETER                                AVERAGE ANNUAL TOTAL RETURNS
                                               PERIODS ENDED DECEMBER 31, 2003

                                                         ONE     THREE      FIVE
                                                        YEAR     YEARS     YEARS
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                             4.1%      7.6%      6.6%
  (Broad taxable market)
Lehman Municipal Bond Index                             5.3       6.7       5.8
Citigroup 3-Month Treasury Bill Index                   1.1       2.3       3.5
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                        29.9%     -3.8%     -0.1%
Russell 2000 Index (Small-caps)                        47.3       6.3       7.1
Wilshire 5000 Index (Entire market)                    31.6      -2.5       0.4
MSCI All Country World Index Free
  ex USA (International)                               41.4      -1.0       1.5
================================================================================
CPI
Consumer Price Index                                    1.9%      1.9%      2.4%
--------------------------------------------------------------------------------

The table on page 4 shows the income and capital components that made up the total return of each fund's Investor Shares in 2003. The table also presents a comparison of yields at the end of 2002 and 2003. As you can see, the funds came

--------------------------------------------------------------------------------
YIELDS AND RETURNS
--------------------------------------------------------------------------------
                                                     COMPONENTS OF TOTAL RETURNS
                           YIELDS AT YEAR-END       YEAR ENDED DECEMBER 31, 2003
                           ------------------       ----------------------------
INDEX FUND
(INVESTOR SHARES)           2002        2003       CAPITAL      INCOME     TOTAL
--------------------------------------------------------------------------------
Total Bond Market          4.16%       4.04%         -0.7%        4.7%      4.0%
Short-Term Bond            2.58        2.40           0.1         3.3       3.4
Intermediate-Term Bond     4.57        4.39           0.6         5.0       5.6
Long-Term Bond             5.28        5.41           0.0         5.5       5.5
--------------------------------------------------------------------------------

close to "earning their coupons"--providing total returns very close to their interest income. In the case of the Total Bond Market Index Fund, decreases in the value of the fund's bonds dented total returns. (More than half of the fund's assets were invested in government securities and mortgage-backed bonds--poor performers compared with corporate issues.) A slightly positive capital return for the Intermediate-Term Bond Index Fund gave a modest boost to that fund's overall result.

The investment management skills of Vanguard's Fixed Income Group contributed to our funds' tight tracking of their indexes, as did our low costs. We strive to keep the expense ratios of our funds extremely low. Because these costs are deducted directly from the income that a fund pays to shareholders, it's easy to see why keeping costs down is a good thing. Lower costs mean that our shareholders receive more of the gross return that their funds earn. (For a comparison of your fund's expense ratio with the average expenses for its peer group, see page 16.)

LONG-TERM RECORDS SHOW STRONG RETURNS, EXCELLENT TRACKING

Though reviewing any fund's 12-month performance can be instructive, it is long-term performance that should matter most to shareholders. The table on the next page shows how our funds' Investor Shares have performed over extended periods: a full decade for the Total Bond Market Index Fund and just short of that for the others. (The table also presents results for the Institutional Shares of the Total Bond Market Index Fund. The Admiral Shares, which have a history of just over two years, are not included.) We're pleased to point out that our results present a good story: tight index tracking and superior performance relative to peers. A performance edge like that of the Total Bond Market Index Fund--which led its average peer by 0.9 percentage point a year, on average--adds up over time. A hypothetical $10,000 investment in the fund made ten years ago would have grown to $19,105 at the end of 2003. The same investment in the average peer would have amounted to $17,505.

The past ten years have been unusual in that, on balance, interest rates declined. As a result, bond prices generally rose. Investors who are counting on more of the same in the decade ahead are sure to be disappointed. When rates move higher, as they likely will at some point, the prices of existing bonds will decline and the capital returns of bond funds will suffer.

--------------------------------------------------------------------------------
TOTAL RETURNS                               AVERAGE ANNUAL RETURNS PERIODS ENDED
                                                              DECEMBER 31, 2003*
                                            ------------------------------------
                                                         Average
                                       Vanguard       Comparable          Target
Index Fund (Inception Date)                Fund             Fund           Index
--------------------------------------------------------------------------------
Total Bond Market
  Investor Shares (12/11/1986)              6.7%             5.8%           6.9%
  Institutional Shares (9/18/1995)          7.0              6.1            7.2
Short-Term Bond
  Investor Shares (3/1/1994)                6.1              5.2            6.4
Intermediate-Term Bond
  Investor Shares (3/1/1994)                7.5              5.9            7.7
Long-Term Bond (3/1/1994)                   8.4              5.9            8.5
--------------------------------------------------------------------------------
*Ten years for the Total Bond Market Index Fund Investor Shares; since inception for the Total Bond Market Index Fund Institutional Shares and the other funds.

But  it's   important   to  keep  in  mind  that  over   time,   interest   rate
fluctuations--and the increases or decreases in capital values that they engender--tend to even out. This means that interest income is the primary determinant of a bond fund's return. So what does that mean for bond investors? A good, though not perfect, indication of a bond fund's return over the long term (ten years or more) is the fund's current yield.

2003  BROUGHT  SOLID RETURNS--AND DISAPPOINTMENT

The past several years have provided a real-life demonstration of what investors should expect when they make investments in the bond and stock markets: often-unpredictable bursts of remarkable gains and deep declines. This is why we believe that the keys to successful long-term investing are balance, diversification, and low costs. Make these principles the foundation of your investment plan, and you'll be positioned to survive--and ultimately thrive--come what may.

Unfortunately, although both stocks and bonds ended the year with positive returns, 2003 provided another kind of disappointment to many investors. The reports of late trading and market-timing at some other investment management firms have been as disturbing to us as they no doubt have been to you. I want to close this letter with an assurance that

Vanguard has policies and procedures in place to identify and deter such behavior. More important, Vanguard shareholders are served by a crew of the highest integrity, and our client-owned corporate structure aligns our day-to-day efforts with your long-term financial goals.

Thank you for investing your assets with Vanguard.

Sincerely,


/S/JOHN J. BRENNAN
John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
JANUARY 20, 2004






--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE          DECEMBER 31, 2002-DECEMBER 31, 2003

                                              DISTRIBUTIONS PER SHARE
                                              -----------------------
                      STARTING        ENDING       INCOME      CAPITAL       SEC
INDEX FUND         SHARE PRICE   SHARE PRICE    DIVIDENDS        GAINS     YIELD
--------------------------------------------------------------------------------
Total Bond Market
Investor Shares         $10.38        $10.31       $0.475       $0.000     4.04%
Admiral Shares           10.38         10.31        0.482        0.000     4.14
Institutional Shares     10.38         10.31        0.487        0.000     4.16
--------------------------------------------------------------------------------
Short-Term Bond
  Investor Shares       $10.32        $10.28       $0.329       $0.055     2.40%
  Admiral Shares         10.32         10.28        0.334        0.055     2.48
--------------------------------------------------------------------------------
Intermediate-Term Bond
  Investor Shares       $10.75        $10.69       $0.532       $0.124     4.39%
  Admiral Shares         10.75         10.69        0.538        0.124     4.47
--------------------------------------------------------------------------------
Long-Term Bond          $11.67        $11.50       $0.627       $0.174     5.41%
--------------------------------------------------------------------------------

FUND PROFILES                                                   AS OF 12/31/2003

These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 11.

TOTAL BOND MARKET INDEX FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES

                                                                          TARGET
                                                         FUND             INDEX*
--------------------------------------------------------------------------------

Number of Issues                                        3,230              6,766
Yield                                                                         --
  Investor Shares                                        4.0%
  Admiral Shares                                         4.1%
  Institutional Shares                                   4.2%
Yield to Maturity                                      4.2%**               4.2%
Average Coupon                                           5.9%               5.7%
Average Effective Maturity                          7.7 years          7.6 years
Average Quality                                           Aaa                Aaa
Average Duration                                    4.5 years          4.5 years
Expense Ratio                                                                 --
  Investor Shares                                       0.22%
  Admiral Shares                                        0.15%
  Institutional Shares                                  0.10%
Short-Term Reserves                                        0%                 --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                     TARGET
                           FUND      INDEX*
--------------------------------------------------------------------------------
R-Squared                  0.98        1.00
Beta                       0.96        1.00
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)

Asset-Backed                                                3%
Commercial Mortgage-Backed                                  2
Finance                                                     8
Foreign                                                     4
Government Mortgage-Backed                                 36
Industrial                                                 13
Treasury/Agency                                            32
Utilities                                                   2
--------------------------------------------------------------------------------
Total                                                     100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

Treasury/Agency/GSEs+                                      68%
Aaa                                                         7
Aa                                                          2
A                                                          11
Baa                                                        12
--------------------------------------------------------------------------------
Total                                                     100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                                                1%
1-5 Years                                                  39
5-10 Years                                                 41
10-20 Years                                                13
20-30 Years                                                 6
--------------------------------------------------------------------------------
Total                                                     100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT FOCUS

Credit Quality                                Treasury/Agency
Average Maturity                                       Medium
--------------------------------------------------------------------------------
*Lehman Aggregate Bond Index.
**Before expenses.
+Includes debt issued by government-sponsored enterprises, which may include government mortgage-backed bonds.

Visit our  website at  VANGUARD.COM  for  regularly  updated  fund  information.

SHORT-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                           TARGET          BROAD
                                               FUND        INDEX*        INDEX**
--------------------------------------------------------------------------------
Number of Issues                                520         1,878          6,766
Yield                                                          --             --
  Investor Shares                              2.4%
  Admiral Shares                               2.5%
Yield to Maturity                             2.5%+          2.5%           4.2%
Average Coupon                                 4.8%          4.5%           5.7%
Average Effective Maturity                2.7 years     2.7 years      7.6 years
Average Quality                                 Aaa           Aa1            Aaa
Average Duration                          2.5 years     2.5 years      4.5 years
Expense Ratio                                                  --             --
  Investor Shares                             0.20%
  Admiral Shares                              0.15%
Short-Term Reserves                              1%            --             --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                                  TARGET                   BROAD
                                        FUND      INDEX*      FUND       INDEX**
--------------------------------------------------------------------------------
R-Squared                               0.95        1.00      0.87          1.00
Beta                                    0.94        1.00      0.56          1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)

Asset-Backed                                                1%
Commercial Mortgage-Backed                                  0
Finance                                                    17
Foreign                                                     4
Government Mortgage-Backed                                  0
Industrial                                                 14
Treasury/Agency                                            61
Utilities                                                   2
--------------------------------------------------------------------------------
Short-Term Reserves                                         1%
--------------------------------------------------------------------------------
Total                                                     100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

Treasury/Agency/GSEs++                                     61%
Aaa                                                         8
Aa                                                          5
A                                                          15
Baa                                                        11
--------------------------------------------------------------------------------
Total                                                     100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                                                2%
1-3 Years                                                  60
3-5 Years                                                  36
Over 5 Years                                                2
--------------------------------------------------------------------------------
Total                                                     100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT FOCUS

Credit Quality                                Treasury/Agency
Average Maturity                                        Short
--------------------------------------------------------------------------------

*Lehman 1-5 Year Government/Credit Index.
**Lehman Aggregate Bond Index.
+Before expenses.
++Includes debt issued by government-sponsored enterprises, which may include government mortgage-backed bonds.

INTERMEDIATE-TERM
BOND INDEX FUND
--------------------------------------------------------------------------------
Financial Attributes
                                                           Target          Broad
                                               Fund        Index*        Index**
--------------------------------------------------------------------------------
Number of Issues                                522         1,279          6,766
Yield                                                          --             --
  Investor Shares                              4.4%
  Admiral Shares                               4.5%
Yield to Maturity                             4.6%+          4.7%           4.2%
Average Coupon                                 6.8%          6.3%           5.7%
Average Effective Maturity                7.7 years     7.6 years      7.6 years
Average Quality                                 Aa2           Aa3            Aaa
Average Duration                          6.0 years     6.0 years      4.5 years
Expense Ratio                                                  --             --
  Investor Shares                             0.20%
  Admiral Shares                              0.15%
Short-Term Reserves                              2%            --             --
--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                                  TARGET                   BROAD
                                        FUND      INDEX*      FUND       INDEX**
--------------------------------------------------------------------------------
R-Squared                               0.99        1.00      0.94          1.00
Beta                                    0.97        1.00      1.40          1.00
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)

Asset-Backed                                                0%
Commercial Mortgage-Backed                                  0
Finance                                                    18
Foreign                                                     4
Government Mortgage-Backed                                  0
Industrial                                                 29
Treasury/Agency                                            42
Utilities                                                   5
--------------------------------------------------------------------------------
Short-Term Reserves                                         2%
--------------------------------------------------------------------------------
Total                                                     100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

Treasury/Agency/GSEs++                                     42%
Aaa                                                         5
Aa                                                          3
A                                                          22
Baa                                                        28
--------------------------------------------------------------------------------
Total                                                     100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

1-5 Years                                                   3%
5-10 Years                                                 89
10-20 Years                                                 8
--------------------------------------------------------------------------------
Total                                                     100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT FOCUS

Credit Quality                                Treasury/Agency
Average Maturity                                       Medium
--------------------------------------------------------------------------------


*Lehman 5-10 Year Government/Credit Index.
**Lehman Aggregate Bond Index.
+Before expenses.
++Includes debt issued by government-sponsored enterprises, which may include government mortgage-backed bonds.

Visit our website at VANGUARD.COM for regularly updated fund information.

LONG-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                           TARGET          BROAD
                                               FUND        INDEX*        INDEX**
--------------------------------------------------------------------------------
Number of Issues                                394         1,127          6,766
Yield                                          5.4%            --             --
Yield to Maturity                             5.5%+          5.6%           4.2%
Average Coupon                                 7.5%          7.4%           5.7%
Average Effective Maturity               20.3 years    20.9 years      7.6 years
Average Quality                                 Aa2           Aa2            Aaa
Average Duration                         11.0 years    11.0 years      4.5 years
Expense Ratio                                 0.20%            --             --
Short-Term Reserves                              1%            --             --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                                  TARGET                   BROAD
                                        FUND      INDEX*     FUND        INDEX**
--------------------------------------------------------------------------------
R-Squared                               1.00        1.00     0.91           1.00
Beta                                    0.99        1.00     2.20           1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)

Asset-Backed                                                0%
Commercial Mortgage-Backed                                  0
Finance                                                    10
Foreign                                                     4
Government Mortgage-Backed                                  0
Industrial                                                 25
Treasury/Agency                                            56
Utilities                                                   4
--------------------------------------------------------------------------------
Short-Term Reserves                                         1%
--------------------------------------------------------------------------------
Total                                                     100%
--------------------------------------------------------------------------------

Distribution by Credit Quality (% of portfolio)

Treasury/Agency/GSEs++                                     56%
Aaa                                                         2
Aa                                                          4
A                                                          16
Baa                                                        22
--------------------------------------------------------------------------------
Total                                                     100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

1-5 Years                                                   1%
5-10 Years                                                  2
10-20 Years                                                50
20-30 Years                                                46
Over 30 Years                                               1
--------------------------------------------------------------------------------
Total                                                     100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT FOCUS

Credit Quality                                Treasury/Agency
Average Maturity                                         Long
--------------------------------------------------------------------------------


*Lehman Long Government/Credit Index.
**Lehman Aggregate Bond Index.
+Before expenses.
++Includes debt issued by government-sponsored enterprises, which may include government mortgage-backed bonds.

Visit our website at VANGUARD.COM for regularly updated fund information.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE MATURITY. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
SHORT-TERM RESERVES. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                           AS OF 12/31/2003

All of the data in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

TOTAL BOND MARKET INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1993-DECEMBER 31, 2003

                             TOTAL BOND             AVERAGE
                           MARKET INDEX        INTERMEDIATE               LEHMAN
                          FUND INVESTOR    INVESTMENT GRADE            AGGREGATE
                                 SHARES           DEBT FUND           BOND INDEX
199312                            10000               10000                10000
199403                             9729                9732                 9713
199406                             9631                9604                 9613
199409                             9681                9642                 9672
199412                             9734                9628                 9708
199503                            10203               10047                10198
199506                            10816               10562                10819
199509                            11019               10735                11032
199512                            11504               11138                11502
199603                            11285               10933                11298
199606                            11353               10960                11362
199609                            11556               11140                11572
199612                            11916               11436                11919
199703                            11843               11357                11853
199706                            12265               11714                12288
199709                            12682               12050                12696
199712                            13041               12360                13070
199803                            13244               12520                13273
199806                            13556               12774                13584
199809                            14116               13319                14158
199812                            14160               13309                14206
199903                            14099               13201                14135
199906                            13961               13068                14011
199909                            14071               13125                14106
199912                            14053               13086                14089
200003                            14393               13329                14400
200006                            14606               13529                14651
200009                            15055               13878                15092
200012                            15654               14481                15727
200103                            16161               14845                16204
200106                            16289               14871                16296
200109                            16987               15555                17047
200112                            16973               15483                17055
200203                            16984               15447                17071
200206                            17460               15872                17701
200209                            18109               16435                18512
200212                            18375               16743                18804
200303                            18614               16987                19066
200306                            19092               17457                19542
200309                            19070               17416                19514
200312                            19105               17505                19575
--------------------------------------------------------------------------------

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED DECEMBER 31, 2003
                                -------------------------------------FINAL VALUE
                                     ONE        FIVE        TEN     OF A $10,000
                                    YEAR       YEARS      YEARS       INVESTMENT
--------------------------------------------------------------------------------
Total Bond Market Index
  Fund Investor Shares*             3.97%       6.17%      6.69%         $19,105
Lehman Aggregate Bond Index         4.10        6.62       6.95           19,575
Average Intermediate Investment
  Grade Debt Fund**                 4.55        5.63       5.76           17,505
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                                     ONE                  SINCE       A $250,000
                                    YEAR             INCEPTION+       INVESTMENT
--------------------------------------------------------------------------------
Total Bond Market Index
  Fund Admiral Shares               4.04%                  4.76%        $276,109
Lehman Aggregate Bond Index         4.10                   5.64          281,066
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                                     ONE        FIVE      SINCE    A $10,000,000
                                    YEAR       YEARS INCEPTION+       INVESTMENT
--------------------------------------------------------------------------------
Total Bond Market Index
  Fund Institutional Shares         4.10%       6.30%      7.00%     $17,513,061
Lehman Aggregate Bond Index         4.10        6.62       7.20       17,795,723
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1993-DECEMBER 31, 2003
--------------------------------------------------------------------------------
                              TOTAL BOND MARKET INDEX FUND
                                       INVESTOR SHARES                  LEHMAN++
FISCAL                    CAPITAL           INCOME        TOTAL            TOTAL
YEAR                       RETURN           RETURN       RETURN           RETURN
--------------------------------------------------------------------------------
1994                        -8.8%             6.1%        -2.7%            -2.9%
1995                        10.6              7.6         18.2             18.5
1996                        -3.0              6.6          3.6              3.6
1997                         2.5              6.9          9.4              9.7
1998                         2.2              6.4          8.6              8.7
1999                        -6.8%             6.0%        -0.8%            -0.8%
2000                         4.2              7.2         11.4             11.6
2001                         1.9              6.5          8.4              8.4
2002                         2.4              5.9          8.3             10.3
2003                        -0.7              4.7          4.0              4.1
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.; based on the Average Intermediate U.S. Government Fund through December 31, 2001, and the Average Intermediate Investment Grade Debt Fund thereafter.
+Inception dates are November 12, 2001, for the Admiral Shares and September 18, 1995, for the Institutional Shares.
++Lehman Aggregate Bond Index.
Note: See Financial Highlights tables on pages 89 and 90 for dividend and capital gains information.

SHORT-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MARCH 1, 1994-DECEMBER 31, 2003

                                   AVERAGE 1-5       LEHMAN 1-5
                   SHORT-TERM  YEAR INVESTMENT             YEAR           LEHMAN
                   BOND INDEX       GRADE DEBT      GOVERNMENT/   AGGREGATE BOND
              INVESTOR SHARES             FUND     CREDIT INDEX            INDEX
3/1/1994                10000            10000            10000            10000
199403                   9933             9933             9935             9808
199406                   9904             9846             9905             9707
199409                   9985             9916             9995             9766
199412                   9963             9887             9978             9803
199503                  10357            10221            10365            10297
199506                  10763            10564            10780            10925
199509                  10934            10720            10944            11139
199512                  11247            11000            11264            11614
199603                  11233            10987            11254            11408
199606                  11331            11040            11351            11473
199609                  11514            11210            11547            11685
199612                  11758            11423            11790            12036
199703                  11802            11487            11830            11968
199706                  12091            11726            12127            12408
199709                  12361            11957            12404            12820
199712                  12585            12148            12631            13197
199803                  12774            12329            12821            13403
199806                  12986            12494            13035            13716
199809                  13464            12869            13522            14296
199812                  13545            12909            13594            14344
199903                  13593            12980            13648            14273
199906                  13623            12955            13676            14147
199909                  13770            13059            13829            14243
199912                  13827            13101            13878            14226
200003                  14019            13290            14058            14540
200006                  14248            13490            14299            14793
200009                  14636            13778            14672            15239
200012                  15049            14186            15115            15880
200103                  15536            14580            15597            16362
200106                  15746            14656            15767            16454
200109                  16358            15178            16415            17213
200112                  16386            15186            16479            17221
200203                  16377            15242            16472            17237
200206                  16692            15477            16981            17874
200209                  17158            15828            17566            18693
200212                  17385            16029            17818            18987
200303                  17585            16271            18024            19251
200306                  17897            16472            18339            19733
200309                  17951            16454            18395            19704
200312                  17972            16493            18415            19766
--------------------------------------------------------------------------------

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED DECEMBER 31, 2003
                                -------------------------------------FINAL VALUE
                                     ONE        FIVE        TEN     OF A $10,000
                                    YEAR       YEARS      YEARS       INVESTMENT
--------------------------------------------------------------------------------
Short-Term Bond Index
  Fund Investor Shares**            3.37%       5.82%      6.14%         $17,972
Lehman Aggregate Bond Index         4.10        6.62       7.17           19,766
Lehman 1-5 Year Government/
  Credit Index                      3.35        6.26       6.40           18,415
Average 1-5 Year Investment
  Grade Debt Fund+                  2.90        5.02       5.22           16,493
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                                     ONE                  SINCE       A $250,000
                                    YEAR             INCEPTION+       INVESTMENT
--------------------------------------------------------------------------------
Short-Term Bond Index
  Fund Admiral Shares               3.43%                  3.94%        $271,519
Lehman Aggregate Bond Index         4.10                   5.64          281,066
Lehman 1-5 Year Government/
  Credit Index                      3.35                   4.89          276,805
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MARCH 1, 1994-DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                SHORT-TERM BOND INDEX FUND
                                     INVESTOR SHARES                    LEHMAN++
FISCAL                    CAPITAL           INCOME        TOTAL            TOTAL
YEAR                       RETURN           RETURN       RETURN           RETURN
--------------------------------------------------------------------------------
1994                        -5.0%             4.6%        -0.4%            -0.2%
1995                         6.0              6.9         12.9             12.9
1996                        -1.5              6.0          4.5              4.7
1997                         0.8              6.2          7.0              7.1
1998                         1.7              5.9          7.6              7.6
1999                        -3.3%             5.4%         2.1%             2.1%
2000                         2.4              6.4          8.8              8.9
2001                         3.0              5.9          8.9              9.0
2002                         1.5              4.6          6.1              8.1
2003                         0.1              3.3          3.4              3.4
--------------------------------------------------------------------------------
*Inception dates are March 1, 1994, for the Investor Shares and November 12, 2001, for the Admiral Shares.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+Derived from data provided by Lipper Inc.; based on the Average 1-5 Year U.S. Government Fund through December 31, 2001, and the Average 1-5 Year Investment Grade Debt Fund thereafter.
++Lehman 1-5 Year Government/Credit Index.
Note: See Financial Highlights tables on page 91 for dividend and capital gains information.

INTERMEDIATE-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MARCH 1, 1994-DECEMBER 31, 2003

                                                    LEHMAN 5-10          AVERAGE
            INTERMEDIATE-TERM           LEHMAN      GOVERNMENT/     INTERMEDIATE
              BOND INDEX FUND   AGGREGATE BOND           CREDIT       INVESTMENT
              INVESTOR SHARES            INDEX            INDEX  GRADE DEBT FUND
3/1/1994                10000            10000            10000            10000
199403                   9790             9808             9771             9790
199406                   9663             9707             9648             9665
199409                   9704             9766             9705             9699
199412                   9712             9803             9707             9685
199503                  10242            10297            10257            10107
199506                  10996            10925            11022            10625
199509                  11199            11139            11238            10799
199512                  11759            11614            11787            11204
199603                  11462            11408            11495            10998
199606                  11473            11473            11509            11024
199609                  11680            11685            11725            11206
199612                  12059            12036            12104            11504
199703                  11929            11968            11971            11424
199706                  12382            12408            12436            11783
199709                  12829            12820            12884            12122
199712                  13193            13197            13245            12433
199803                  13412            13403            13466            12594
199806                  13730            13716            13780            12849
199809                  14569            14296            14620            13398
199812                  14525            14344            14588            13388
199903                  14333            14273            14396            13279
199906                  14103            14147            14172            13145
199909                  14167            14243            14247            13202
199912                  14088            14226            14168            13163
200003                  14419            14540            14438            13407
200006                  14593            14793            14678            13609
200009                  15110            15239            15175            13960
200012                  15889            15880            15930            14566
200103                  16499            16362            16526            14933
200106                  16557            16454            16517            14959
200109                  17421            17213            17419            15647
200112                  17363            17221            17335            15574
200203                  17246            17237            17240            15538
200206                  17826            17874            17998            15966
200209                  18855            18693            19181            16532
200212                  19248            18987            19593            16842
200303                  19598            19251            20011            17087
200306                  20493            19733            20905            17560
200309                  20340            19704            20766            17519
200312                  20335            19766            20763            17609
--------------------------------------------------------------------------------

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED DECEMBER 31, 2003
                                -------------------------------------FINAL VALUE
                                     ONE        FIVE        TEN     OF A $10,000
                                    YEAR       YEARS      YEARS       INVESTMENT
--------------------------------------------------------------------------------
Intermediate-Term Bond Index
  Fund Investor Shares**           5.65%       6.96%      7.48%          $20,335
Lehman Aggregate Bond Index        4.10        6.62       7.17            19,766
Lehman 5-10 Year Government/
  Credit Index                     5.97        7.31       7.71            20,763
Average Intermediate Investment
  Grade Debt Fund+                 4.55        5.63       5.92            17,609
--------------------------------------------------------------------------------

                                                                  FINAL VALUE OF
                                     ONE                  SINCE       A $250,000
                                    YEAR             INCEPTION+       INVESTMENT
--------------------------------------------------------------------------------
Intermediate-Term Bond Index
  Fund Admiral Shares              5.70%                  6.37%         $285,222
Lehman Aggregate Bond Index        4.10                   5.64           281,066
Lehman 5-10 Year Government/
  Credit Index                     5.97                   7.74           293,120
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MARCH 1, 1994-DECEMBER 31, 2003
--------------------------------------------------------------------------------
                            INTERMEDIATE-TERM BOND INDEX FUND
                                       INVESTOR SHARES                  LEHMAN++
FISCAL                    CAPITAL           INCOME        TOTAL            TOTAL
YEAR                       RETURN           RETURN       RETURN           RETURN
--------------------------------------------------------------------------------
1994                        -8.2%             5.3%        -2.9%            -2.9%
1995                        13.3              7.8         21.1             21.4
1996                        -3.9              6.5          2.6              2.7
1997                         2.4              7.0          9.4              9.4
1998                         3.5              6.6         10.1             10.1
1999                        -9.0%             6.0%        -3.0%            -2.9%
2000                         5.4              7.4         12.8             12.4
2001                         2.6              6.7          9.3              8.8
2002                         4.7              6.2         10.9             13.0
2003                         0.6              5.0          5.6              6.0
--------------------------------------------------------------------------------
*Inception dates are March 1, 1994, for the Investor Shares and November 12, 2001, for the Admiral Shares.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+Derived from data provided by Lipper Inc.; based on the Average Intermediate U.S. Government Fund through December 31, 2001, and the Average Intermediate Investment Grade Debt Fund thereafter.
++Lehman 5-10 Year Government/Credit Index.
Note: See Financial Highlights tables on page 92 for dividend and capital gains information.

LONG-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE MARCH 1, 1994-DECEMBER 31, 2003

                                                         LEHMAN          AVERAGE
                    LONG-TERM           LEHMAN             LONG        CORPORATE
                         BOND        AGGREGATE      GOVERNMENT/          A-RATED
                        INDEX       BOND INDEX     CREDIT INDEX        DEBT FUND
3/1/1994                10000            10000            10000            10000
199403                   9706             9808             9683             9706
199406                   9438             9707             9411             9532
199409                   9391             9766             9377             9535
199412                   9547             9803             9535             9560
199503                  10160            10297            10164             9992
199506                  11203            10925            11224            10569
199509                  11486            11139            11515            10755
199512                  12384            11614            12391            11217
199603                  11620            11408            11641            10920
199606                  11608            11473            11649            10937
199609                  11799            11685            11849            11104
199612                  12352            12036            12408            11410
199703                  12003            11968            12061            11300
199706                  12642            12408            12720            11704
199709                  13356            12820            13428            12071
199712                  14118            13197            14210            12419
199803                  14307            13403            14413            12595
199806                  14945            13716            15025            12894
199809                  15855            14296            15919            13476
199812                  15809            14344            15883            13421
199903                  15277            14273            15348            13261
199906                  14841            14147            14937            13085
199909                  14793            14243            14890            13117
199912                  14568            14226            14667            13016
200003                  15436            14540            15486            13360
200006                  15498            14793            15627            13556
200009                  15993            15239            16072            13920
200012                  16991            15880            17037            14548
200103                  17468            16362            17501            14885
200106                  17460            16454            17392            14846
200109                  18370            17213            18292            15588
200112                  18379            17221            18278            15446
200203                  18200            17237            18056            15400
200206                  18874            17874            18838            15860
200209                  20657            18693            20600            16518
200212                  21017            18987            20984            16746
200303                  21406            19251            21420            17025
200306                  22712            19733            22725            17570
200309                  22240            19704            22281            17547
200312                  22174            19766            22217            17588
--------------------------------------------------------------------------------

                                        AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED DECEMBER 31, 2003
                                -------------------------------------FINAL VALUE
                                     ONE        FIVE        TEN     OF A $10,000
                                    YEAR       YEARS      YEARS       INVESTMENT
--------------------------------------------------------------------------------
Long-Term Bond Index Fund**         5.50%       7.00%      8.43%         $22,174
Lehman Aggregate Bond Index         4.10        6.62       7.17           19,766
Lehman Long Government/
  Credit Index                      5.87        6.94       8.45           22,217
Average Corporate A-Rated
  Debt Fund+                        5.03        5.56       5.91           17,588
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MARCH 1, 1994-DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                LONG-TERM BOND INDEX FUND               LEHMAN++
FISCAL                    CAPITAL           INCOME        TOTAL            TOTAL
YEAR                       RETURN           RETURN       RETURN           RETURN
--------------------------------------------------------------------------------
1994                       -10.4%             5.9%        -4.5%            -4.7%
1995                        21.0              8.7         29.7             29.9
1996                        -6.8              6.5         -0.3              0.1
1997                         6.9              7.4         14.3             14.5
1998                         5.5              6.5         12.0             11.8
1999                       -13.5%             5.6%        -7.9%            -7.7%
2000                         9.1              7.5         16.6             16.2
2001                         1.6              6.6          8.2              7.3
2002                         7.8              6.6         14.4             14.8
2003                         0.0              5.5          5.5              5.9
--------------------------------------------------------------------------------



*March 1, 1994.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+Derived from data provided by Lipper Inc.; based on the Average General Government Fund through December 31, 2001, and the Average Corporate A-Rated Debt Fund thereafter.
++Lehman Long Government/Credit Index.
Note: See Financial Highlights table on page 93 for dividend and capital gains information.

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

A HYPOTHETICAL EXAMPLE
We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would incur over a 12-month period if you invested $10,000 in the funds, using the funds' actual returns and operating expenses for the fiscal year ended December 31, 2003. The cost in dollars is calculated by applying the expense ratio to the average balance in the hypothetical account. For comparative purposes, we also list the average expense ratios for the funds' peer groups, which are derived from data provided by Lipper Inc.

--------------------------------------------------------------------------------
                                COST OF $10,000             FUND     PEER GROUP*
                             INVESTMENT IN FUND    EXPENSE RATIO   EXPENSE RATIO
--------------------------------------------------------------------------------
TOTAL BOND MARKET INDEX FUND
  Investor Shares                           $22             0.22%          0.92%
  Admiral Shares                             15             0.15              --
  Institutional Shares                       10             0.10              --
SHORT-TERM BOND INDEX FUND
  Investor Shares                            20             0.20            0.90
  Admiral Shares                             15             0.15              --
INTERMEDIATE-TERM BOND INDEX FUND
  Investor Shares                            21             0.20            0.92
  Admiral Shares                             15             0.15              --
LONG-TERM BOND INDEX FUND                    21             0.20            1.10
--------------------------------------------------------------------------------
*Peer groups are: for the Total Bond Market Index Fund and the Intermediate-Term Bond Index Fund, the Average Intermediate Investment Grade Debt Fund; for the Short-Term Bond Index Fund, the Average 1-5 Year Investment Grade Debt Fund; and for the Long-Term Bond Index Fund, the Average Corporate A-Rated Debt Fund. Calculations assume that no shares were sold. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratios capture data through year-end 2002.

You can find more information about the funds' expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

FINANCIAL STATEMENTS                                            AS OF 12/31/2003

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is minimal because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                FACE      MARKET
                                                  MATURITY    AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND       COUPON             DATE     (000)       (000)
--------------------------------------------------------------------------------
U.S GOVERNMENT AND AGENCY OBLIGATIONS (65.4%)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (20.8%)
U.S. Treasury Bond                  12.00%       5/15/2005       300         343
U.S. Treasury Bond                 10.375%      11/15/2009   151,320     163,094
U.S. Treasury Bond                  11.75%       2/15/2010    16,560      18,451
U.S. Treasury Bond                  10.00%       5/15/2010    43,065      47,950
U.S. Treasury Bond                 10.375%      11/15/2012     1,375       1,754
U.S. Treasury Bond                  12.00%       8/15/2013     5,000       6,898
U.S. Treasury Bond                  11.25%       2/15/2015    62,550     100,158
U.S. Treasury Bond                 10.625%       8/15/2015     7,725      12,029
U.S. Treasury Bond                  9.875%      11/15/2015     6,000       8,950
U.S. Treasury Bond                   7.25%       5/15/2016    12,230      15,265
U.S. Treasury Bond                   7.50%      11/15/2016    20,069      25,563
U.S. Treasury Bond                   8.75%       5/15/2017    22,785      31,945
U.S. Treasury Bond                  8.875%       8/15/2017    86,440     122,488
U.S. Treasury Bond                  9.125%       5/15/2018    42,275      61,345
U.S. Treasury Bond                  8.125%       8/15/2019   150,895     203,897
U.S. Treasury Bond                   8.75%       5/15/2020    40,575      57,952
U.S. Treasury Bond                  7.875%       2/15/2021    96,387     128,285
U.S. Treasury Bond                  8.125%       8/15/2021   180,025     245,480
U.S. Treasury Bond                   8.00%      11/15/2021    96,545     130,426
U.S. Treasury Bond                   7.25%       8/15/2022    17,508      22,104
U.S. Treasury Bond                  7.625%      11/15/2022   170,080     222,857
U.S. Treasury Bond                   6.25%       8/15/2023     8,075       9,208
U.S. Treasury Bond                  7.625%       2/15/2025       900       1,190
U.S. Treasury Bond                   6.75%       8/15/2026    31,785      38,494

--------------------------------------------------------------------------------
                                                                FACE      MARKET
                                                  MATURITY    AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND       COUPON             DATE     (000)       (000)
--------------------------------------------------------------------------------
U.S. Treasury Bond                  6.625%       2/15/2027    33,120      39,589
U.S. Treasury Bond                   5.25%      11/15/2028    44,575      44,930
U.S. Treasury Bond                  6.125%       8/15/2029     1,375       1,559
U.S. Treasury Note                  1.625%       3/31/2005    27,150      27,247
U.S. Treasury Note                   6.75%       5/15/2005   106,325     113,983
U.S. Treasury Note                   1.25%       5/31/2005    39,725      39,619
U.S. Treasury Note                   1.50%       7/31/2005    55,475      55,441
U.S. Treasury Note                   2.00%       8/31/2005    48,470      48,781
U.S. Treasury Note                  1.625%       9/30/2005   623,250     622,957
U.S. Treasury Note                   5.75%      11/15/2005     3,650       3,920
U.S. Treasury Note                  1.875%      11/30/2005   104,200     104,396
U.S. Treasury Note                  1.875%      12/31/2005    13,050      13,058
U.S. Treasury Note                  4.625%       5/15/2006       350         371
U.S. Treasury Note                  6.875%       5/15/2006       150         167
U.S. Treasury Note                   7.00%       7/15/2006        10          11
U.S. Treasury Note                  2.375%       8/15/2006       100         101
U.S. Treasury Note                   6.50%      10/15/2006   289,525     322,594
U.S. Treasury Note                  6.625%       5/15/2007    10,100      11,433
U.S. Treasury Note                  6.125%       8/15/2007   120,150     134,512
U.S. Treasury Note                  2.625%       5/15/2008    12,660      12,472
U.S. Treasury Note                  5.625%       5/15/2008   635,420     704,128
U.S. Treasury Note                   3.25%       8/15/2008    20,360      20,493
U.S. Treasury Note                  3.125%       9/15/2008    87,975      87,948
U.S. Treasury Note                  3.125%      10/15/2008       630         629
U.S. Treasury Note                   4.75%      11/15/2008     5,650       6,051
U.S. Treasury Note                   6.00%       8/15/2009   258,605     293,072
U.S. Treasury Note                   5.75%       8/15/2010   121,825     136,673
U.S. Treasury Note                   5.00%       8/15/2011        30          32
U.S. Treasury Note                  4.875%       2/15/2012   671,050     710,998
U.S. Treasury Note                  4.375%       8/15/2012     4,300       4,388
U.S. Treasury Note                  3.875%       2/15/2013     2,325       2,277
U.S. Treasury Strips                 0.00%       8/15/2005     1,500       1,466
U.S. Treasury Strips                 0.00%      11/15/2005       250         242
U.S. Treasury Strips                 0.00%      11/15/2008     1,250       1,068
U.S. Treasury Strips                 0.00%      11/15/2012     3,208       2,175
U.S. Treasury Strips                 0.00%       2/15/2015    22,000      13,025
U.S. Treasury Strips                 0.00%       5/15/2016    26,850      14,512
U.S. Treasury Strips                 0.00%       5/15/2017    62,000      31,513
U.S. Treasury Strips                 0.00%       8/15/2020     1,100         453
U.S. Treasury Strips                 0.00%      11/15/2021     6,490       2,475
Private Export Funding Corp.
  (U.S. Government Guaranteed)       7.20%       1/15/2010    32,875      38,624
                                                                      ----------
                                                                       5,345,509
                                                                      ----------
AGENCY BONDS AND NOTES (10.5%)
Aid-Israel                           5.50%       9/18/2023     5,725       5,785
Aid-Israel                           5.50%       12/4/2023     4,050       4,034
Federal Farm Credit Bank*            2.25%        9/1/2006    12,980      12,896
Federal Home Loan Bank*              4.75%       6/28/2004       125         127
Federal Home Loan Bank*             4.125%       1/14/2005     1,290       1,326
Federal Home Loan Bank*             4.625%       4/15/2005    39,050      40,571
Federal Home Loan Bank*              3.25%       8/15/2005    18,875      19,312

--------------------------------------------------------------------------------
                                                                FACE      MARKET
                                                  MATURITY    AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND       COUPON             DATE     (000)       (000)
--------------------------------------------------------------------------------
Federal Home Loan Bank*             5.375%       2/15/2006     1,000       1,066
Federal Home Loan Bank*             5.125%        3/6/2006    75,000      79,633
Federal Home Loan Bank*              2.50%       3/15/2006    48,850      49,149
Federal Home Loan Bank*             5.375%       5/15/2006       500         535
Federal Home Loan Bank*             6.375%       8/15/2006       500         549
Federal Home Loan Bank*             2.875%       9/15/2006    20,000      20,193
Federal Home Loan Bank*              6.50%       8/15/2007    38,810      43,446
Federal Home Loan Bank*             5.865%        9/2/2008    45,070      49,613
Federal Home Loan Bank*              5.79%       4/27/2009       900         989
Federal Home Loan Bank*             7.625%       5/14/2010    72,950      87,573
Federal Home Loan Bank*              5.75%       5/15/2012   101,075     109,966
Federal Home Loan Bank*              4.50%      11/15/2012    31,100      30,970
Federal Home Loan Mortgage Corp.*    4.50%       8/15/2004       500         510
Federal Home Loan Mortgage Corp.*   1.875%       1/15/2005    18,800      18,895
Federal Home Loan Mortgage Corp.*   6.875%       1/15/2005    81,025      85,587
Federal Home Loan Mortgage Corp.*    7.00%       7/15/2005   146,030     157,661
Federal Home Loan Mortgage Corp.*   2.875%       9/15/2005    40,000      40,702
Federal Home Loan Mortgage Corp.*    5.25%       1/15/2006    34,095      36,258
Federal Home Loan Mortgage Corp.*    6.75%       5/30/2006     1,250       1,380
Federal Home Loan Mortgage Corp.*    5.50%       7/15/2006    38,950      41,891
Federal Home Loan Mortgage Corp.*    3.50%       9/15/2007       325         331
Federal Home Loan Mortgage Corp.*    3.67%       2/12/2008     6,710       6,725
Federal Home Loan Mortgage Corp.*    5.75%       4/15/2008   177,055     194,151
Federal Home Loan Mortgage Corp.*    5.75%       4/29/2009       315         319
Federal Home Loan Mortgage Corp.*    3.75%       5/12/2009     3,130       3,072
Federal Home Loan Mortgage Corp.*   6.625%       9/15/2009    37,340      42,652
Federal Home Loan Mortgage Corp.*    7.00%       3/15/2010    98,925     115,175
Federal Home Loan Mortgage Corp.*   6.875%       9/15/2010    69,225      80,363
Federal Home Loan Mortgage Corp.*   5.875%       3/21/2011     1,257       1,357
Federal Home Loan Mortgage Corp.*   6.375%        8/1/2011     3,130       3,354
Federal Home Loan Mortgage Corp.*    5.75%       1/15/2012    25,000      27,197
Federal Home Loan Mortgage Corp.*   5.125%       7/15/2012    20,015      20,883
Federal Home Loan Mortgage Corp.*    4.50%       7/15/2013       100          99
Federal Home Loan Mortgage Corp.*    6.75%       3/15/2031    72,400      83,704
Federal National Mortgage Assn.*    5.125%       2/13/2004       650         653
Federal National Mortgage Assn.*     4.75%       3/15/2004       500         504
Federal National Mortgage Assn.*    3.625%       4/15/2004     1,250       1,259
Federal National Mortgage Assn.*    5.625%       5/14/2004       950         966
Federal National Mortgage Assn.*     3.50%       9/15/2004       250         254
Federal National Mortgage Assn.*    7.125%       2/15/2005    48,980      52,075
Federal National Mortgage Assn.*    3.875%       3/15/2005       500         515
Federal National Mortgage Assn.*     7.00%       7/15/2005   201,335     217,371
Federal National Mortgage Assn.*     6.00%      12/15/2005    25,650      27,603
Federal National Mortgage Assn.*     2.25%       5/15/2006    43,180      43,147
Federal National Mortgage Assn.*     5.25%       6/15/2006     1,970       2,107
Federal National Mortgage Assn.*    4.375%      10/15/2006    11,190      11,744
Federal National Mortgage Assn.*     4.75%        1/2/2007       305         321
Federal National Mortgage Assn.*     5.00%       1/15/2007     6,710       7,161
Federal National Mortgage Assn.*    7.125%       3/15/2007    20,000      22,636
Federal National Mortgage Assn.*     3.50%      10/15/2007     3,580       3,602
Federal National Mortgage Assn.*     6.00%       5/15/2008    26,310      29,117


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.*                       5.25%                 1/15/2009          5,095       5,478
Federal National Mortgage Assn.*                       6.40%                 5/14/2009         66,625      67,771
Federal National Mortgage Assn.*                      6.375%                 6/15/2009         52,587      59,382
Federal National Mortgage Assn.*                      6.625%                 9/15/2009        126,815     144,856
Federal National Mortgage Assn.*                       7.25%                 1/15/2010         85,665     100,898
Federal National Mortgage Assn.*                      7.125%                 6/15/2010             25          29
Federal National Mortgage Assn.*                       6.25%                  2/1/2011         16,840      18,573
Federal National Mortgage Assn.*                       6.00%                 5/15/2011         57,500      63,678
Federal National Mortgage Assn.*                       6.25%                 7/19/2011            685         701
Federal National Mortgage Assn.*                       5.50%                10/18/2011            430         440
Federal National Mortgage Assn.*                       6.00%                12/21/2011             15          16
Federal National Mortgage Assn.*                      6.125%                 3/15/2012          5,730       6,372
Federal National Mortgage Assn.*                      4.375%                 9/15/2012          8,550       8,445
Federal National Mortgage Assn.*                      4.625%                  5/1/2013         17,575      17,116
Federal National Mortgage Assn.*                      5.125%                  1/2/2014          4,175       4,174
Federal National Mortgage Assn.*                       8.20%                 3/10/2016             50          65
Federal National Mortgage Assn.*                       6.25%                 5/15/2029            900         976
Federal National Mortgage Assn.*                      7.125%                 1/15/2030            805         969
Federal National Mortgage Assn.*                       7.25%                 5/15/2030        135,676     165,846
Federal National Mortgage Assn.*                       8.00%                  6/1/2030            400         432
Federal National Mortgage Assn.*                       8.50%                  9/1/2030              9          10
Federal National Mortgage Assn.*                      6.625%                11/15/2030          8,000       9,105
Federal National Mortgage Assn.*                       6.00%                  8/1/2032          2,257       2,336
Resolution Funding Corp.                              8.125%                10/15/2019            550         724
Resolution Funding Corp.                              8.875%                 7/15/2020            280         387
Resolution Funding Corp.                              8.625%                 1/15/2030            110         155
Small Business Administration
  Variable Rate Interest Only
  Custodial Receipts                                  2.719%                 7/15/2017          4,883         247
Tennessee Valley Auth.*                               5.375%                11/13/2008         32,175      34,741
Tennessee Valley Auth.*                               7.125%                  5/1/2030         34,150      41,155
                                                                                                       ----------
                                                                                                        2,696,111
                                                                                                       ----------
MORTGAGE-BACKED SECURITIES (34.1%)
Federal Home Loan Mortgage Corp.*                      4.00%         7/1/2008-1/1/2019(1)      88,297      87,760
Federal Home Loan Mortgage Corp.*                      4.50%         1/1/2008-9/1/2033(1)     392,749     390,040
Federal Home Loan Mortgage Corp.*                      5.00%        6/1/2007-12/1/2033(1)     679,415     683,032
Federal Home Loan Mortgage Corp.*                      5.50%       12/1/2005-11/1/2033(1)     597,003     610,455
Federal Home Loan Mortgage Corp.*                      6.00%        1/1/2004-11/1/2033(1)     609,889     633,933
Federal Home Loan Mortgage Corp.*                      6.50%        1/1/2004-11/1/2033(1)     385,752     405,832
Federal Home Loan Mortgage Corp.*                      7.00%         2/1/2004-6/1/2032(1)     183,477     194,823
Federal Home Loan Mortgage Corp.*                      7.50%         3/1/2004-2/1/2032(1)      50,427      54,099
Federal Home Loan Mortgage Corp.*                      8.00%         7/1/2006-1/1/2032(1)      35,866      38,817
Federal Home Loan Mortgage Corp.*                      8.50%         1/1/2005-7/1/2031(1)       5,698       6,208
Federal Home Loan Mortgage Corp.*                      9.00%        11/1/2005-4/1/2031(1)       4,201       4,597
Federal Home Loan Mortgage Corp.*                      9.50%         4/1/2016-6/1/2025(1)       1,040       1,147
Federal Home Loan Mortgage Corp.*                     10.00%         7/1/2009-1/1/2032(1)         237         265
Federal Home Loan Mortgage Corp.*                     10.50%        6/1/2004-12/1/2015(1)           3           3
Federal National Mortgage Assn.*                       4.00%        8/1/2010-11/1/2018(1)     160,000     156,436
Federal National Mortgage Assn.*                       4.50%        1/1/2010-11/1/2033(1)     366,294     363,497
Federal National Mortgage Assn.*                       5.00%        3/1/2006-12/1/2033(1)     1,102,919   1,104,928
Federal National Mortgage Assn.*                       5.50%       11/1/2008-12/1/2033(1)     1,301,644   1,325,472
Federal National Mortgage Assn.*                       6.00%        2/1/2004-10/1/2033(1)     612,328     636,879


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.*                       6.50%         6/1/2008-5/1/2033(1)     497,217     521,844
Federal National Mortgage Assn.*                       7.00%         1/1/2004-8/1/2032(1)     158,566     168,208
Federal National Mortgage Assn.*                       7.50%         9/1/2007-4/1/2032(1)      79,724      85,257
Federal National Mortgage Assn.*                       8.00%        11/1/2006-9/1/2031(1)      21,851      23,656
Federal National Mortgage Assn.*                       8.50%         4/1/2006-5/1/2032(1)       8,694       9,425
Federal National Mortgage Assn.*                       9.00%         7/1/2005-8/1/2030(1)       1,762       1,930
Federal National Mortgage Assn.*                       9.50%        6/1/2005-11/1/2025(1)       1,937       2,143
Federal National Mortgage Assn.*                      10.00%         8/1/2005-6/1/2022(1)         421         467
Federal National Mortgage Assn.*                      10.50%         6/1/2004-8/1/2020(1)         112         123
Federal National Mortgage Assn.*                      11.00%                  9/1/2019(1)          37          42
Government National Mortgage Assn                      3.25%                 6/20/2029(1)       3,366       3,388
Government National Mortgage Assn                      4.00%       8/15/2018-12/1/2018(1)       4,000       3,909
Government National Mortgage Assn                      4.50%      6/15/2018-10/15/2033(1)      33,485      32,614
Government National Mortgage Assn                      5.00%     12/15/2017-11/15/2033(1)     167,288     166,629
Government National Mortgage Assn                      5.50%      2/15/2017-12/15/2033(1)     283,903     289,492
Government National Mortgage Assn                      6.00%       3/1/2009-10/15/2033(1)     245,978     256,710
Government National Mortgage Assn                      6.50%      10/15/2007-6/15/2033(1)     219,257     231,971
Government National Mortgage Assn                      7.00%       11/1/2007-8/15/2032(1)     135,112     144,307
Government National Mortgage Assn                      7.25%                 9/15/2025(1)          84          91
Government National Mortgage Assn                      7.50%       2/15/2007-6/15/2032(1)      57,414      61,772
Government National Mortgage Assn                      7.75%                 2/15/2030(1)          20          21
Government National Mortgage Assn                      7.90%                 2/15/2021(1)          13          14
Government National Mortgage Assn                      8.00%      2/15/2007-12/15/2030(1)      33,244      36,187
Government National Mortgage Assn                      8.50%       5/15/2010-3/15/2031(1)       7,805       8,532
Government National Mortgage Assn                      9.00%       4/15/2005-3/15/2031(1)      13,872      15,341
Government National Mortgage Assn                      9.50%       5/15/2016-9/15/2030(1)       2,729       3,042
Government National Mortgage Assn                     10.00%       7/15/2004-8/15/2025(1)         932       1,051
Government National Mortgage Assn                     10.50%       7/15/2015-4/15/2025(1)         696         787
Government National Mortgage Assn                     11.00%       1/15/2010-6/15/2019(1)         169         189
Government National Mortgage Assn                     11.50%       3/15/2010-4/15/2016(1)         112         124
                                                                                                        ---------
                                                                                                        8,767,489
                                                                                                        ---------
-----------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,474,597)                                        16,809,109
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (31.7%)
-----------------------------------------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL MORTGAGE-BACKED SECURITIES (6.6%)
American Express Credit Card Master Trust              1.19%             12/15/2005(1)(3)      46,400      46,432
American Express Credit Card Master Trust              1.26%             12/15/2006(1)(3)       9,400       9,404
Banc of America Commercial Mortgage Inc.              5.787%                 5/11/2035(1)      20,000      21,409
Banc of America Commercial Mortgage Inc.              6.503%                 4/15/2036(1)       9,000      10,040
Banc of America Commercial Mortgage Inc.              5.118%                 7/11/2043(1)       2,690       2,762
Bank of America Mortgage Securities                   4.654%                 6/25/2032(1)       2,488       2,522
Bank of America Mortgage Securities
  Mortgage Certificates                               4.875%                 1/15/2013(1)       1,340       1,337
Bear Stearns Commercial Mortgage Securities Inc.       5.61%                 8/15/2011(1)       8,750       9,272
Bear Stearns Commercial Mortgage Securities Inc.       4.83%                 8/15/2038(1)      20,000      20,222
Bear Stearns Commercial Mortgage Securities Inc.       4.68%                 8/13/2039(1)      10,000       9,923
Bear Stearns Commercial Mortgage Securities Inc.       4.74%                 3/15/2040(1)       9,000       8,972
California Infrastructure & Econ. Dev. Bank
  Special Purpose Trust PG&E-1                         6.42%                 9/25/2008(1)      41,677      44,305
California Infrastructure & Econ. Dev. Bank
  Special Purpose Trust SDG&E-1                        6.31%                 9/25/2008(1)       7,044       7,491


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust                         4.88%                 9/15/2008(1)      16,175      16,824
Carco Auto Loan Master Trust                           1.25%                 5/15/2006(1)(3)   10,000      10,002
Carco Auto Loan Master Trust                          1.185%                11/15/2006(1)(3)   20,000      20,055
Centex Home Equity                                     4.64%                 8/25/2026(1)       8,400       8,502
Chase Commercial Mortgage Securities Corp.             6.39%                11/18/2030(1)      19,325      21,329
Chase Credit Card Master Trust                        1.253%                10/15/2006(1)(3)   10,000      10,001
Chase Credit Card Master Trust                         1.22%                 2/15/2007(1)(3)    5,000       5,004
Chase Credit Card Master Trust                         1.29%                 6/15/2007(1)(3)   15,000      15,020
Chase Funding Mortgage Loan Asset-Backed              5.053%                 2/25/2023(1)       1,111       1,123
CIT Group Home Equity Loan Trust                       6.20%                 2/25/2030(1)       1,790       1,899
CIT RV Trust                                           5.96%                 4/15/2011(1)         761         761
Citibank Credit Card Issuance Trust                    4.95%                  2/9/2009(1)      43,650      46,288
Citibank Credit Card Master Trust                      5.50%                 2/15/2006(1)         350         351
Citigroup Mortgage Loan Trust                         4.185%                 9/25/2033(1)      62,161      62,356
COMED Transitional Funding Trust                       5.63%                 6/25/2009(1)         510         547
Commercial Mortgage Lease-Backed Certificate          6.746%                 6/20/2031(1)(2)   19,188      20,968
Countrywide Home Loans                                4.508%                 9/19/2032(1)       4,143       4,196
Countrywide Home Loans                                 4.18%                 5/25/2033(1)      46,788      46,760
Credit Suisse First Boston
  Mortgage Securities Corp.                            7.29%                 9/15/2041(1)      20,000      22,941
Detroit Edison Securitization Funding LLC             5.875%                  3/1/2010(1)         900         977
Discover Card Master Trust I                           1.21%                10/16/2006(1)(3)   25,000      25,004
Discover Card Master Trust I                           1.30%                12/18/2006(1)(3)    5,000       5,003
Discover Card Master Trust I                           1.30%                 1/15/2007(1)(3)   23,000      23,039
Discover Card Master Trust I                          1.442%                 2/16/2007(1)(3)   40,815      40,871
Discover Card Master Trust I                           1.25%                 4/16/2007(1)(3)    6,050       6,055
Discover Card Master Trust I                           1.19%                 7/15/2007(1)(3)   16,500      16,511
Discover Card Master Trust I                           6.85%                 7/17/2007(1)         250         263
Discover Card Master Trust I                           1.30%                 9/18/2007(1)(3)    8,765       8,778
DLJ Commercial Mortgage Corp.                          6.41%                 2/18/2031(1)      17,425      19,194
Federal Housing Administration                         7.43%                 10/1/2020(1)          71          78
First Bankcard Master Credit Card Trust               1.312%                11/15/2006(1)(2)(3)15,920      15,925
First Union National Bank Commercial
  Mortgage Securities                                 6.223%                12/12/2033(1)      12,050      13,289
First USA Credit Card Master Trust                     1.29%                 9/10/2006(1)(3)   12,500      12,499
First USA Credit Card Master Trust                     1.27%                10/19/2006(1)(3)    3,545       3,545
First USA Credit Card Master Trust                     1.21%                11/20/2006(1)(3)   10,000      10,001
First USA Credit Card Master Trust                     1.27%                12/19/2006(1)(3)   14,810      14,814
First USA Credit Card Master Trust                    1.218%                 4/17/2007(1)(3)   52,000      52,020
First USA Credit Card Master Trust                    1.218%                 5/17/2007(1)(3)   20,012      20,027
Ford Credit Auto Owner Trust                           3.62%                 1/15/2006(1)      11,702      11,787
Ford Credit Auto Owner Trust                           4.01%                 3/15/2006(1)      20,880      21,172
Ford Credit Auto Owner Trust                           3.13%                11/15/2006(1)      27,700      28,112
Ford Credit Floor Plan Master Owner Trust              1.21%                 7/16/2006(1)(3)   12,725      12,731
GE Capital Commercial Mortgage Corp.                   6.29%                 8/11/2033(1)       3,000       3,322
GE Capital Commercial Mortgage Corp.                  6.269%                12/10/2035(1)      12,200      13,480
GE Capital Commercial Mortgage Corp.                  5.145%                 7/10/2037(1)       1,340       1,370
GE Capital Commercial Mortgage Corp.                  4.996%                12/10/2037(1)      20,000      20,272
GE Capital Commercial Mortgage Corp.                  6.531%                 5/15/2033(1)      17,000      19,049
GMAC Commercial Mortgage Securities Inc.              6.175%                 5/15/2033(1)      20,000      21,990
GMAC Commercial Mortgage Securities Inc.              7.455%                 8/16/2033(1)      12,000      13,963


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities Inc.              6.465%                 4/15/2034(1)      14,085      15,280
GMAC Commercial Mortgage Securities Inc.               6.70%                 4/15/2034(1)      16,500      18,530
GMAC Commercial Mortgage Securities Inc.               6.42%                 5/15/2035(1)      10,250      11,404
GS Mortgage Securities Corp. II                       4.608%                 1/10/2040(1)      20,000      19,557
Harley-Davidson Motorcycle Trust                       4.50%                 1/15/2010(1)      12,350      12,800
Honda Auto Receivables Owner Trust                     2.19%                 9/15/2006(1)      47,250      47,584
Honda Auto Receivables Owner Trust                     4.22%                 4/15/2007(1)      30,775      31,661
Household Automotive Trust Series                      3.68%                 4/17/2006(1)         822         828
LB Commerical Conduit Mortgage Trust                   6.78%                 6/15/2031(1)      26,237      29,666
LB-UBS Commercial Mortgage Trust                       7.37%                 8/15/2026(1)      20,000      23,284
LB-UBS Commercial Mortgage Trust                      6.133%                12/15/2030(1)       8,190       9,003
M&T Auto Loan Trust                                    3.04%                10/20/2008(1)       8,100       8,161
Mach One CDO, Ltd.                                     6.70%                 3/15/2030(1)(2)    1,418       1,418
MBNA Master Credit Card Trust                          1.24%                 1/15/2004(1)(3)    7,775       7,782
MBNA Master Credit Card Trust                          1.25%                 2/15/2007(1)(3)   88,800      88,847
MBNA Master Credit Card Trust                          4.95%                 6/15/2009(1)      43,950      46,487
J.P. Morgan Chase Commercial
  Mortgage Securities                                  6.26%                 3/15/2033(1)      20,000      22,014
J.P. Morgan Chase Commercial
  Mortgage Securities                                  5.05%                12/12/2034(1)      11,000      11,121
J.P. Morgan Chase Commercial
  Mortgage Securities                                 4.985%                 1/12/2037(1)      15,000      15,238
J.P. Morgan Chase Commercial
  Mortgage Securities                                 5.255%                 7/12/2037(1)       1,790       1,844
J.P. Morgan Chase Commercial
  Mortgage Securities                                 5.376%                 7/12/2037(1)      12,180      12,618
Morgan Stanley Dean Witter Capital I                   6.52%                 3/15/2030(1)       5,700       6,336
Morgan Stanley Dean Witter Capital I                   6.66%                 2/15/2033(1)       5,000       5,559
Morgan Stanley Dean Witter Capital I                   6.39%                 7/15/2033(1)       5,000       5,501
Morgan Stanley Dean Witter Capital I                   4.92%                 3/12/2035(1)      20,000      20,235
Morgan Stanley Dean Witter Capital I                   6.39%                10/15/2035(1)       5,000       5,504
Morgan Stanley Dean Witter Capital I                   4.74%                11/13/2036(1)       1,340       1,344
Nissan Auto Receivables Owner Trust                    4.80%                 2/15/2007(1)       1,490       1,525
Nissan Auto Receivables Owner Trust                    3.33%                 1/15/2008(1)      21,100      21,550
PECO Energy Transition Trust                           5.80%                  3/1/2007(1)       6,997       7,198
PECO Energy Transition Trust                           6.13%                  3/1/2009(1)         450         495
PP&L Transition Bond Co. LLC                           6.96%                12/26/2007(1)       6,900       7,439
PP&L Transition Bond Co. LLC                           7.15%                 6/25/2009(1)         850         974
PSE&G Transition Funding LLC                           6.89%                12/15/2017(1)      19,800      22,937
Public Service New Hampshire Funding LLC               5.73%                 11/1/2010(1)         928         996
Residential Asset Securities Corp.                    4.988%                 2/25/2027(1)      30,189      30,630
Residential Asset Securities Corp.                    5.751%                 3/25/2027(1)         103         103
Residential Asset Securities Corp.                    6.417%                 2/25/2029(1)         900         923
Residential Asset Securities Corp.                     7.15%                 7/25/2030(1)       1,080       1,143
Residential Asset Securities Corp.                    6.489%                10/25/2030(1)         900         955
Sears Credit Account Master Trust                      6.05%                 1/15/2008(1)       1,292       1,296
Superior Wholesale Inventory Finance Trust             1.21%                 1/16/2006(1)(3)    2,905       2,905
Superior Wholesale Inventory Finance Trust            1.245%                 5/15/2006(1)(3)    8,000       8,001
Superior Wholesale Inventory Finance Trust             1.20%                 6/15/2006(1)(3)    5,500       5,501
Target Credit Card Master Trust                       1.229%                 7/25/2008(1)(3)   23,000      23,014
Toyota Auto Receivables Owner Trust                    2.65%                11/15/2006(1)      22,950      23,171


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust                    4.00%                 7/15/2008(1)      10,000      10,303
USAA Auto Owner Trust                                  2.93%                 7/16/2007(1)       3,200       3,227
Wachovia Bank Commercial Mortgage Trust                4.98%                11/15/2034(1)         900         904
Wachovia Bank Commercial Mortgage Trust               4.867%                 2/15/2035(1)         900         900
Wachovia Credit Card Master Trust                      1.27%                 8/15/2006(1)(3)   10,000      10,002
Washington Mutual Mortgage Pass-
  Through Certificates                                5.435%                 2/25/2032(1)       4,306       4,371
Washington Mutual Mortgage Pass-
  Through Certificates                                5.548%                 4/25/2032(1)      11,927      12,090
Washington Mutual Mortgage Pass-
  Through Certificates                                 5.55%                 4/26/2032(1)       5,198       5,296
WFS Financial Owner Trust                              4.50%                 2/20/2010(1)      16,500      17,083
World Omni Auto Receivables Trust                      2.58%                 9/15/2009(1)      39,800      40,013
                                                                                                       ----------
                                                                                                        1,708,710
                                                                                                       ----------
FINANCE (9.7%)
BANKING (5.2%)
Abbey National PLC                                     7.95%                10/26/2029          9,915      12,340
ABN AMRO Bank NV                                       7.25%                 5/31/2005             75          81
African Development Bank                               3.25%                  8/1/2008          7,600       7,555
Asian Development Bank                                4.875%                  2/5/2007         33,600      35,827
Asian Development Bank                                5.593%                 7/16/2018          1,100       1,157
Bank of America Corp.                                 7.125%                 9/15/2006          3,900       4,350
Bank of America Corp.                                  5.25%                  2/1/2007         18,950      20,293
Bank of America Corp.                                 3.875%                 1/15/2008            340         346
Bank of America Corp.                                  3.25%                 8/15/2008         24,000      23,672
Bank of America Corp.                                 4.375%                 12/1/2010          2,050       2,043
Bank of America Corp.                                  7.40%                 1/15/2011          4,435       5,200
Bank of America Corp.                                  4.75%                 8/15/2013          1,135       1,116
Bank of America Corp.                                 10.20%                 7/15/2015         10,290      14,282
Bank of America Corp.                                  5.25%                 12/1/2015          5,775       5,730
Bank of New York                                       3.75%                 2/15/2008         10,120      10,312
Bank One Corp.                                         6.50%                  2/1/2006         11,125      12,063
Bank One Corp.                                        6.875%                  8/1/2006         10,485      11,630
Bank One Corp.                                         6.00%                  8/1/2008            900         994
Bank One Corp.                                         6.00%                 2/17/2009            110         121
Bank One Corp.                                        7.875%                  8/1/2010         13,305      15,903
Bank One Corp. (IL)                                    5.50%                 3/26/2007         18,290      19,770
Bank One NA (IL)                                       3.70%                 1/15/2008         13,640      13,806
BankAmerica Capital II                                 8.00%                12/15/2026            250         284
BankAmerica Corp.                                     6.625%                 6/15/2004            450         461
BankAmerica Corp.                                     6.625%                10/15/2007          7,500       8,386
Bayerische Landesbank                                 2.875%                10/15/2008          5,300       5,175
BB&T Corp.                                             6.50%                  8/1/2011            340         381
BB&T Corp.                                             4.75%                 10/1/2012          3,050       3,048
BBVA-Bancomer Capital Trust I                         10.50%                 2/16/2011(2)       9,725      10,965
Branch Bank & Trust                                    5.20%                12/23/2015          5,325       5,298
The Chase Manhattan Corp.                              6.00%                 11/1/2005          3,665       3,912
The Chase Manhattan Corp.                             7.125%                  2/1/2007          7,469       8,312
The Chase Manhattan Corp.                             6.375%                  4/1/2008             75          83
The Chase Manhattan Corp.                             7.875%                 6/15/2010            450         527
Citicorp Capital II                                   8.015%                 2/15/2027          1,300       1,486


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Citicorp Lease Pass-Through Trust                      7.22%                 6/15/2005(2)       4,111       4,404
Citicorp Lease Pass-Through Trust                      8.04%                12/15/2019(2)      18,025      21,146
Citigroup Inc.                                        4.125%                 6/30/2005         33,325      34,457
Citigroup Inc.                                         6.75%                 12/1/2005         10,400      11,294
Citigroup Inc.                                         5.50%                  8/9/2006         19,500      20,902
Citigroup Inc.                                         7.00%                  7/1/2007            400         449
Citigroup Inc.                                         6.20%                 3/15/2009            140         156
Citigroup Inc.                                         7.25%                 10/1/2010         10,515      12,213
Citigroup Inc.                                        5.625%                 8/27/2012          7,615       8,029
Citigroup Inc.                                        6.625%                 6/15/2032          4,475       4,885
Citigroup Inc.                                         6.00%                10/31/2033          8,100       8,097
Commercial Credit Corp.                               6.625%                11/15/2006          2,000       2,230
CoreStates Capital Corp.                               8.00%                12/15/2026(2)      13,475      15,319
Credit Suisse First Boston USA Inc.                    5.75%                 4/15/2007         37,875      40,776
Credit Suisse First Boston USA Inc.                   4.625%                 1/15/2008            985       1,024
Credit Suisse First Boston USA Inc.                    6.50%                 1/15/2012          2,950       3,267
Credit Suisse First Boston USA Inc.                   7.125%                 7/15/2032          2,300       2,616
Deutsche Ausgleichbank                                 7.00%                 6/23/2005         12,000      12,911
Deutsche Bank Financial LLC                           5.375%                  3/2/2015          5,600       5,678
Donaldson Lufkin & Jenrette, Inc.                      8.00%                  3/1/2005          6,000       6,416
European Investment Bank                               4.00%                 3/15/2005         16,000      16,512
European Investment Bank                              5.625%                 1/24/2006         29,500      31,653
European Investment Bank                              4.875%                  9/6/2006          3,950       4,197
European Investment Bank                              7.125%                 9/18/2006          4,000       4,484
European Investment Bank                              4.625%                  3/1/2007         22,550      23,872
European Investment Bank                               3.00%                 6/16/2008          1,000         995
Export-Import Bank of Korea                           6.375%                 2/15/2006          8,077       8,687
Export-Import Bank of Korea                            7.10%                 3/15/2007          3,250       3,602
Fifth Third Bancorp                                    6.75%                 7/15/2005          4,500       4,821
First Union Corp.                                     6.625%                 7/15/2005          8,063       8,649
First Union Corp.                                      7.55%                 8/18/2005          5,000       5,448
First Union Corp.                                      7.80%                 8/18/2010          8,525      10,245
Fleet Boston Financial Corp.                           7.25%                 9/15/2005          4,265       4,631
Fleet Boston Financial Corp.                          4.875%                 12/1/2006         26,200      27,741
Fleet Boston Financial Corp.                           3.85%                 2/15/2008          3,550       3,607
Fleet Capital Trust II                                 7.92%                12/11/2026          2,640       2,905
Fleet Financial Group, Inc.                           7.125%                 4/15/2006          5,700       6,200
Golden West Financial                                 4.125%                 8/15/2007         14,900      15,354
Golden West Financial                                  4.75%                 10/1/2012            340         340
Greenpoint Financial Corp.                             3.20%                  6/6/2008            340         331
HSBC Bank PLC                                          6.95%                 3/15/2011         11,700      13,407
HSBC Holdings PLC                                      7.50%                 7/15/2009          2,500       2,932
HSBC Holdings PLC                                      5.25%                12/12/2012          2,115       2,167
Inter-American Development Bank                       5.375%                 1/18/2006         10,715      11,429
Inter-American Development Bank                       6.125%                  3/8/2006         10,220      11,086
Inter-American Development Bank                       6.375%                10/22/2007          2,400       2,689
Inter-American Development Bank                       3.375%                 3/17/2008          2,700       2,726
Inter-American Development Bank                       5.375%                11/15/2008          7,400       8,061
Inter-American Development Bank                       5.625%                 4/16/2009         24,450      26,896
Inter-American Development Bank                        8.50%                 3/15/2011          2,315       2,913
Inter-American Development Bank                       4.375%                 9/20/2012          6,000       6,050


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Inter-American Development Bank                        3.50%                  7/8/2013            450         420
Inter-American Development Bank                        7.00%                 6/15/2025          3,750       4,410
International Bank for
  Reconstruction & Development                        6.375%                 7/21/2005         30,758      32,945
International Bank for
  Reconstruction & Development                         5.00%                 3/28/2006         18,500      19,648
International Bank for
  Reconstruction & Development                        6.625%                 8/21/2006          6,205       6,866
International Bank for
  Reconstruction & Development                        4.375%                 9/28/2006         14,050      14,739
International Bank for
  Reconstruction & Development                        4.125%                 8/12/2009          2,249       2,319
International Bank for
  Reconstruction & Development                        8.875%                  3/1/2026          1,250       1,790
International Finance Corp.                            3.00%                 4/15/2008         10,400      10,378
Keycorp                                               4.625%                 5/16/2005          2,500       2,586
Korea Development Bank                                 5.25%                11/16/2006          2,540       2,687
Korea Development Bank                                 5.75%                 9/10/2013          6,590       6,905
Landwirtschaft Rentenbank                             3.375%                11/15/2007         16,100      16,253
Landwirtschaft Rentenbank                              3.25%                 6/16/2008          5,700       5,676
Landwirtschaft Rentenbank                             3.875%                  9/4/2008         10,000      10,183
Manufacturers & Traders Bank                           8.00%                 10/1/2010          6,000       7,182
Marshall & Ilsley Bank                                4.125%                  9/4/2007         10,670      11,052
Mellon Bank NA                                         6.50%                  8/1/2005          5,300       5,581
Mellon Bank NA                                        7.375%                 5/15/2007          3,500       3,976
Mellon Capital II                                     7.995%                 1/15/2027          6,150       6,881
Mellon Funding Corp.                                  4.875%                 6/15/2007            900         948
Mellon Funding Corp.                                   6.40%                 5/14/2011            450         502
Mercantile Bancorp (Firstar)                           7.30%                 6/15/2007          2,500       2,855
J.P. Morgan Chase & Co.                                6.50%                  8/1/2005          3,625       3,866
J.P. Morgan Chase & Co.                               5.625%                 8/15/2006          9,100       9,772
J.P. Morgan Chase & Co.                               6.875%                 1/15/2007         11,000      12,210
J.P. Morgan Chase & Co.                                5.25%                 5/30/2007         15,685      16,816
J.P. Morgan Chase & Co.                                4.00%                  2/1/2008          4,600       4,700
J.P. Morgan Chase & Co.                               3.625%                  5/1/2008         11,325      11,352
J.P. Morgan Chase & Co.                                4.50%                11/15/2010          2,840       2,855
J.P. Morgan Chase & Co.                                5.25%                  5/1/2015          7,050       7,069
National City Bank                                    4.625%                  5/1/2013          1,000         981
National City Corp.                                    7.20%                 5/15/2005          9,200       9,822
National City Corp.                                    3.20%                  4/1/2008             50          50
National City Corp.                                   6.875%                 5/15/2019          1,400       1,601
National Westminster Bank PLC                         7.375%                 10/1/2009            450         532
NationsBank Corp.                                      6.50%                 3/15/2006          1,000       1,084
NationsBank Corp.                                      7.50%                 9/15/2006          2,500       2,811
NationsBank Corp.                                     6.375%                 2/15/2008          1,240       1,378
NationsBank Corp.                                      7.25%                10/15/2025          1,125       1,322
NB Capital Trust II                                    7.83%                12/15/2026          5,000       5,574
NB Capital Trust IV                                    8.25%                 4/15/2027          3,400       3,957
Nordic Investment Bank                                3.125%                 4/24/2008          5,850       5,846
Norwest Corp.                                          6.65%                10/15/2023             40          43
Oesterreich Kontrollbank                               5.50%                 1/20/2006          8,091       8,630


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Oesterreich Kontrollbank                              5.125%                 3/20/2007          7,500       8,081
PNC Funding Corp.                                      5.75%                  8/1/2006          7,950       8,543
PNC Funding Corp.                                      5.25%                11/15/2015          1,150       1,139
Regions Financial Corp.                                7.00%                  3/1/2011          2,500       2,854
Regions Financial Corp.                               6.375%                 5/15/2012         19,725      21,703
Republic New York Corp.                                7.75%                 5/15/2009          4,300       4,995
Royal Bank of Scotland Group PLC                       5.00%                11/12/2013          1,250       1,247
Royal Bank of Scotland Group PLC                      7.648%                 9/30/2031         16,520      19,467
Santander Central Hispano SA                          7.625%                 9/14/2010          1,375       1,630
Sanwa Bank Ltd.                                        8.35%                 7/15/2009          3,900       4,550
Sanwa Bank Ltd.                                        7.40%                 6/15/2011          5,900       6,570
Standard Chartered Bank                                8.00%                 5/30/2031(2)       7,675       9,330
Sumitomo Mitsui Banking Corp.                          8.00%                 6/15/2012          3,765       4,490
SunTrust Banks, Inc.                                  7.375%                  7/1/2006          3,500       3,893
SunTrust Banks, Inc.                                   7.25%                 9/15/2006            450         500
SunTrust Banks, Inc.                                   5.05%                  7/1/2007             60          64
SunTrust Banks, Inc.                                  6.375%                  4/1/2011          1,500       1,672
SunTrust Banks, Inc.                                   6.00%                 2/15/2026          4,500       4,807
Suntrust Capital II                                    7.90%                 6/15/2027          1,885       2,119
Swiss Bank Corp.                                       7.00%                10/15/2015            750         882
Swiss Bank Corp.                                      7.375%                 6/15/2017          1,600       1,948
Synovus Financial Corp.                                7.25%                12/15/2005         16,325      17,908
UFJ Finance Aruba AEC                                  6.75%                 7/15/2013          6,100       6,516
Union Planters Corp.                                   7.75%                  3/1/2011          8,425       9,910
UnionBanCal Corp.                                      5.25%                12/16/2013          1,525       1,544
US Bancorp                                             5.10%                 7/15/2007            695         742
US Bancorp                                            3.125%                 3/15/2008          7,650       7,567
US Bancorp                                             8.27%                12/15/2026          3,370       3,821
US Bank NA                                            6.375%                  8/1/2011          3,000       3,342
US Bank NA                                             6.30%                  2/4/2014          1,900       2,107
US Bank NA Minnesota                                   6.50%                  2/1/2008          3,500       3,892
US Bank National Assoc                                 2.85%                11/15/2006          3,400       3,412
Wachovia Bank NA                                       4.85%                 7/30/2007            450         478
Wachovia Bank NA                                       5.00%                 8/15/2015            560         554
Wachovia Corp.                                         6.80%                  6/1/2005         10,000      10,658
Wachovia Corp.                                         4.95%                 11/1/2006          5,995       6,355
Wachovia Corp.                                        6.625%                11/15/2006            750         828
Wachovia Corp.                                         6.25%                  8/4/2008            850         941
Wachovia Corp.                                        7.875%                 2/15/2010          5,550       6,590
Washington Mutual Bank                                6.875%                 6/15/2011         19,095      21,732
Washington Mutual Bank                                 5.50%                 1/15/2013          6,000       6,173
Washington Mutual Capital I                           8.375%                  6/1/2027          1,975       2,265
Washington Mutual, Inc.                                7.50%                 8/15/2006            900       1,009
Wells Fargo & Co.                                     6.875%                  4/1/2006          5,700       6,209
Wells Fargo & Co.                                      5.90%                 5/21/2006          5,000       5,393
Wells Fargo & Co.                                      6.75%                 10/1/2006          1,000       1,114
Wells Fargo & Co.                                     5.125%                 2/15/2007          8,570       9,149
Wells Fargo & Co.                                     4.875%                 6/12/2007          8,000       8,496
Wells Fargo & Co.                                      3.50%                  4/4/2008          5,000       5,023
Wells Fargo & Co.                                     5.875%                 8/15/2008            340         373
Wells Fargo & Co.                                      6.85%                 7/15/2009          3,000       3,446
Wells Fargo & Co.                                      6.45%                  2/1/2011          8,490       9,511


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                     6.125%                 4/18/2012            670         731
Wells Fargo & Co.                                      4.95%                10/16/2013         13,500      13,429
Zions Bancorp                                          6.00%                 9/15/2015          2,900       3,081

BROKERAGE (1.5%)
Bear Stearns & Co., Inc.                               7.80%                 8/15/2007          8,900      10,250
Bear Stearns & Co., Inc.                               6.75%                12/15/2007            850         948
Bear Stearns & Co., Inc.                               4.00%                 1/31/2008         16,700      16,997
Bear Stearns & Co., Inc.                              2.875%                  7/2/2008          2,000       1,934
Bear Stearns & Co., Inc.                               5.70%                11/15/2014         18,440      19,185
Bear Stearns & Co., Inc.                               4.65%                  7/2/2018          1,000         903
Dean Witter, Discover & Co.                            6.75%                10/15/2013            800         892
Fidelity Investments                                   7.49%                 6/15/2019(2)       1,000       1,203
Goldman Sachs Group Inc.                              4.125%                 1/15/2008          6,590       6,740
Goldman Sachs Group Inc.                              6.875%                 1/15/2011             20          23
Goldman Sachs Group Inc.                               6.60%                 1/15/2012            140         156
Goldman Sachs Group Inc.                               5.70%                  9/1/2012          6,500       6,799
Goldman Sachs Group Inc.                               5.25%                  4/1/2013            340         345
Goldman Sachs Group Inc.                               4.75%                 7/15/2013            560         543
Goldman Sachs Group Inc.                               5.25%                10/15/2013            770         778
Goldman Sachs Group Inc.                               5.50%                11/15/2014         18,600      18,969
Goldman Sachs Group Inc.                              6.125%                 2/15/2033          3,500       3,515
Lehman Brothers Holdings Inc.                          7.75%                 1/15/2005            500         533
Lehman Brothers Holdings Inc.                          6.25%                 5/15/2006         42,130      45,723
Lehman Brothers Holdings Inc.                         7.625%                  6/1/2006          5,000       5,594
Lehman Brothers Holdings Inc.                          7.50%                  9/1/2006          5,000       5,630
Lehman Brothers Holdings Inc.                          4.00%                 1/22/2008            900         916
Lehman Brothers Holdings Inc.                          3.50%                  8/7/2008            690         684
Lehman Brothers Holdings Inc.                         4.375%                11/30/2010          1,900       1,867
Lehman Brothers Holdings Inc.                         6.625%                 1/18/2012          4,025       4,511
Merrill Lynch & Co., Inc.                              5.36%                  2/1/2007          4,600       4,893
Merrill Lynch & Co., Inc.                             3.375%                 9/14/2007          1,600       1,605
Merrill Lynch & Co., Inc.                              4.00%                11/15/2007         17,440      17,824
Merrill Lynch & Co., Inc.                             6.375%                10/15/2008          2,000       2,235
Merrill Lynch & Co., Inc.                              6.00%                 2/17/2009          5,811       6,348
Merrill Lynch & Co., Inc.                              5.30%                 9/30/2015          3,300       3,306
Merrill Lynch & Co., Inc.                             6.875%                11/15/2018          3,150       3,590
Morgan Stanley Dean Witter Discover & Co.              7.75%                 6/15/2005          8,300       8,973
Morgan Stanley Dean Witter Discover & Co.              6.10%                 4/15/2006         25,800      27,869
Morgan Stanley Dean Witter Discover & Co.             6.875%                  3/1/2007          1,700       1,894
Morgan Stanley Dean Witter Discover & Co.              5.80%                  4/1/2007         42,975      46,614
Morgan Stanley Dean Witter Discover & Co.             3.625%                  4/1/2008          1,970       1,967
Morgan Stanley Dean Witter Discover & Co.              4.25%                 5/15/2010             80          79
Morgan Stanley Dean Witter Discover & Co.              6.75%                 4/15/2011            690         776
Morgan Stanley Dean Witter Discover & Co.              6.60%                  4/1/2012            670         745
Morgan Stanley Dean Witter Discover & Co.              5.30%                  3/1/2013            400         405
Morgan Stanley Dean Witter Discover & Co.              7.25%                  4/1/2032          5,465       6,345
Salomon Smith Barney Holdings Inc.                    5.875%                 3/15/2006         25,075      26,895
Salomon Smith Barney Holdings Inc.                    7.375%                 5/15/2007            500         565
Spear, Leeds & Kellogg, LP                             8.25%                 8/15/2005(2)      48,500      53,293
Waddell & Reed Financial                               7.50%                 1/18/2006          6,225       6,749


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Finance Companies (1.8%)
American Express Co.                                   3.75%                11/20/2007          8,825       8,973
American Express Credit Corp.                          3.00%                 5/16/2008          7,750       7,581
American General Finance Corp.                         3.00%                11/15/2006          7,100       7,123
American General Finance Corp.                         5.75%                 3/15/2007          9,000       9,724
American General Finance Corp.                        5.375%                 10/1/2012          2,000       2,059
Capital One Bank                                      6.875%                  2/1/2006         15,425      16,631
Capital One Bank                                      4.875%                 5/15/2008          2,250       2,331
Capital One Bank                                       4.25%                 12/1/2008          1,850       1,852
CIT Group Inc.                                         6.50%                  2/7/2006             25          27
CIT Group Inc.                                        4.125%                 2/21/2006         15,025      15,498
CIT Group Inc.                                        2.875%                 9/29/2006          1,300       1,297
CIT Group Inc.                                        7.375%                  4/2/2007          8,750       9,867
CIT Group Inc.                                         4.00%                  5/8/2008          5,200       5,255
CIT Group Inc.                                         4.75%                12/15/2010          1,200       1,207
CIT Group Inc.                                         7.75%                  4/2/2012          4,400       5,190
Countrywide Home Loan                                  5.50%                  8/1/2006         23,590      25,217
Countrywide Home Loan                                  5.50%                  2/1/2007          1,250       1,338
Countrywide Home Loan                                 5.625%                 5/15/2007          1,345       1,449
Countrywide Home Loan                                  3.25%                 5/21/2008          1,500       1,475
Countrywide Home Loan                                 5.625%                 7/15/2009            340         365
General Electric Capital Corp.                         7.25%                  5/3/2004            450         459
General Electric Capital Corp.                         2.85%                 1/30/2006          7,000       7,088
General Electric Capital Corp.                         5.35%                 3/30/2006          3,000       3,193
General Electric Capital Corp.                         2.75%                 9/25/2006          6,500       6,511
General Electric Capital Corp.                         5.00%                 2/15/2007          1,000       1,062
General Electric Capital Corp.                        5.375%                 3/15/2007         50,100      53,755
General Electric Capital Corp.                         5.00%                 6/15/2007          7,500       7,958
General Electric Capital Corp.                         3.50%                  5/1/2008          7,770       7,762
General Electric Capital Corp.                        4.625%                 9/15/2009         14,000      14,487
General Electric Capital Corp.                         8.30%                 9/20/2009            275         334
General Electric Capital Corp.                         4.25%                 12/1/2010          6,525       6,479
General Electric Capital Corp.                        6.125%                 2/22/2011          6,000       6,570
General Electric Capital Corp.                        5.875%                 2/15/2012             90          97
General Electric Capital Corp.                         5.45%                 1/15/2013          1,570       1,637
General Electric Capital Corp.                         6.75%                 3/15/2032         35,760      39,580
Household Finance Corp.                                8.00%                  5/9/2005          5,000       5,410
Household Finance Corp.                                6.50%                 1/24/2006         26,350      28,515
Household Finance Corp.                                7.20%                 7/15/2006          8,325       9,221
Household Finance Corp.                                5.75%                 1/30/2007             95         102
Household Finance Corp.                                7.65%                 5/15/2007          3,250       3,701
Household Finance Corp.                               4.625%                 1/15/2008          7,570       7,878
Household Finance Corp.                                6.40%                 6/17/2008          3,750       4,165
Household Finance Corp.                               4.125%                12/15/2008          1,500       1,507
Household Finance Corp.                               5.875%                  2/1/2009            370         402
Household Finance Corp.                                6.45%                  2/1/2009          2,430       2,679
Household Finance Corp.                                6.75%                 5/15/2011             25          28
Household Finance Corp.                               6.375%                10/15/2011         13,150      14,464
Household Finance Corp.                                7.00%                 5/15/2012         12,400      14,088
Household Finance Corp.                               6.375%                11/27/2012            440         481
Household Finance Corp.                                7.35%                11/27/2032          3,990       4,638


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
International Lease Finance Corp.                     5.625%                  6/1/2007         24,725      26,547
International Lease Finance Corp.                      4.50%                  5/1/2008            750         774
International Lease Finance Corp.                     6.375%                 3/15/2009            900       1,001
International Lease Finance Corp.                     5.875%                  5/1/2013            155         163
MBNA America Bank NA                                   7.75%                 9/15/2005(2)      15,425      16,772
MBNA America Bank NA                                  5.375%                 1/15/2008          1,340       1,438
MBNA America Bank NA                                  6.625%                 6/15/2012             15          16
MBNA Corp.                                             5.00%                 6/15/2015            800         765
SLM Corp.                                             3.625%                 3/17/2008          4,545       4,535
SLM Corp.                                              4.00%                 1/15/2009            340         342
SLM Corp.                                              5.05%                11/14/2014          2,700       2,678
SLM Corp.                                             5.625%                  8/1/2033          2,450       2,326
USA Education Inc.                                    5.625%                 4/10/2007         29,950      32,304
Washington Mutual Finance Corp.                        6.25%                 5/15/2006          3,375       3,662

Insurance (0.9%)
ACE Capital Trust II                                   9.70%                  4/1/2030          1,750       2,280
ACE Ltd.                                               6.00%                  4/1/2007         12,250      13,217
AEGON NV                                               4.75%                  6/1/2013          3,000       2,943
Allstate Corp.                                        5.375%                 12/1/2006          9,000       9,650
Allstate Corp.                                         7.20%                 12/1/2009         13,265      15,359
Allstate Corp.                                        6.125%                12/15/2032          3,400       3,457
Allstate Corp.                                         5.35%                  6/1/2033            220         200
American General Capital II                            8.50%                  7/1/2030         12,690      16,399
American International Group Inc.                      2.85%                 12/1/2005          4,250       4,313
American International Group Inc.                     2.875%              5/15/2008(2)          3,450       3,361
Aon Capital Trust                                     8.205%                  1/1/2027          2,150       2,370
AXA SA                                                 8.60%                12/15/2030          4,075       5,136
Berkshire Hathaway Inc.                               3.375%                10/15/2008(2)       3,065       3,050
Berkshire Hathaway Inc.                                4.20%                12/15/2010(2)       4,300       4,275
Berkshire Hathaway Inc.                               4.625%                10/15/2013(2)       2,175       2,139
Commerce Group Inc.                                    5.95%                 12/9/2013          1,800       1,818
Equitable Cos. Inc.                                    6.50%                  4/1/2008            115         127
Fidelity National Financial Inc.                       7.30%                 8/15/2011          9,225      10,381
Fund American Cos. Inc.                               5.875%                 5/15/2013          2,175       2,171
GE Global Insurance Holdings Corp.                     7.00%                 2/15/2026          2,300       2,487
GE Global Insurance Holdings Corp.                     7.75%                 6/15/2030          1,100       1,288
John Hancock Global Funding II                        5.625%                 6/27/2006(2)       6,575       7,040
Hartford Financial Services                           6.375%                 11/1/2008            450         490
Hartford Life Inc.                                    7.375%                  3/1/2031          3,600       4,214
Jackson National Life Insurance Co.                   6.125%                 5/30/2012(2)       5,200       5,496
Lincoln National Corp.                                 5.25%                 6/15/2007            340         362
Lincoln National Corp.                                 6.20%                12/15/2011            575         623
Marsh & McLennan Cos. Inc.                            5.375%                 3/15/2007            900         962
Marsh & McLennan Cos. Inc.                             6.25%                 3/15/2012          8,800       9,564
MetLife Inc.                                           5.25%                 12/1/2006          6,125       6,533
MetLife Inc.                                          5.375%                12/15/2012          2,800       2,877
MetLife Inc.                                           5.00%                11/24/2013          4,900       4,841
MetLife Inc.                                           6.50%                12/15/2032          1,500       1,574
Monumental Global Funding II                           6.05%              1/19/2006(2)         12,525      13,423
Nationwide Life Global Funding                         5.35%              2/15/2007(2)         11,525      12,269


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Principal Life Global Funding I                       6.125%                  3/1/2006(2)       7,025       7,561
Progressive Corp.                                     6.625%                  3/1/2029          4,600       5,007
Protective Life                                        3.70%                11/24/2008          7,550       7,509
Reinsurance Group of America                           6.75%                12/15/2011          4,450       4,828
St. Paul Cos. Inc.                                     5.75%                 3/15/2007          4,450       4,790
Travelers Property Casualty Corp.                      3.75%                 3/15/2008          3,925       3,933
Travelers Property Casualty Corp.                      7.75%                 4/15/2026          1,000       1,171
Travelers Property Casualty Corp.                     6.375%                 3/15/2033          3,500       3,639
Unum Corp.                                             6.75%                12/15/2028          1,220       1,153
UnumProvident Corp.                                   7.625%                  3/1/2011          3,075       3,398

Real Estate Investment Trusts (0.3%)
Boston Properties Inc.                                 6.25%                 1/15/2013            340         364
Boston Properties Inc.                                5.625%                 4/15/2015          3,950       3,972
Chelsea Property Group                                 6.00%                 1/15/2013            340         359
EOP Operating LP                                      6.625%                 2/15/2005          1,144       1,201
EOP Operating LP                                      8.375%                 3/15/2006          3,059       3,431
EOP Operating LP                                       7.75%                11/15/2007          4,700       5,349
EOP Operating LP                                       6.75%                 2/15/2008          2,100       2,320
EOP Operating LP                                       7.00%                 7/15/2011          1,250       1,410
EOP Operating LP                                       6.75%                 2/15/2012          1,135       1,254
EOP Operating LP                                      5.875%                 1/15/2013            340         355
EOP Operating LP                                      7.875%                 7/15/2031          2,700       3,133
Equity Residential Properties Trust                   6.625%                 3/15/2012          8,400       9,285
Health Care Property Investment Inc.                   6.45%                 6/25/2012         10,425      11,266
HRPT Properties Trust                                  6.50%                 1/15/2013          6,800       7,270
ProLogis                                               5.50%                  3/1/2013          2,650       2,702
Regency Centers LP                                     6.75%                 1/15/2012          8,250       9,093
Rouse Co.                                             5.375%                11/26/2013          2,650       2,633
Shurgard Storage Centers, Inc.                         7.75%                 2/22/2011          1,900       2,171
Simon DeBartolo Group, Inc.                            6.75%                 6/15/2005            265         281
Simon Property Group LP                               6.375%                11/15/2007         18,500      20,068
Simon Property Group LP                                6.35%                 8/28/2012             55          59
Vornado Realty                                        5.625%                 6/15/2007          3,550       3,713

OTHER
J. Paul Getty Trust                                   5.875%                 10/1/2033          2,800       2,797
                                                                                                       ----------
                                                                                                        2,506,449
                                                                                                       ----------
INDUSTRIAL (13.3%)
BASIC INDUSTRY (1.0%)
Alcan Inc.                                             4.50%                 5/15/2013          9,375       9,002
Alcan Inc.                                             5.20%                 1/15/2014          2,125       2,145
Alcan Inc.                                            6.125%                12/15/2033          3,225       3,209
Alcoa Inc.                                             4.25%                 8/15/2007         30,650      31,837
BHP Billington Finance BV                              4.80%                 4/15/2013         10,490      10,538
BHP Finance USA Ltd.                                   6.75%                 11/1/2013          1,500       1,731
Celulosa Arauco Constitution SA                       8.625%                 8/15/2010          7,350       8,760
Celulosa Arauco Constitution SA                       5.125%                  7/9/2013          1,000         972
Chevron Phillips Chemical Co.                         5.375%                 6/15/2007          2,000       2,119
Corporacion Nacional del Cobre de Chile
  (CODELCO)                                           7.375%                  5/1/2009(2)       6,900       7,908


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Domtar Inc.                                           7.875%                10/15/2011         10,700      12,482
Dow Chemical Co.                                      6.125%                  2/1/2011          9,525      10,181
Dow Chemical Co.                                      7.375%                 11/1/2029          5,900       6,603
E.I. du Pont de Nemours & Co.                         3.375%                11/15/2007            220         222
E.I. du Pont de Nemours & Co.                         6.875%                10/15/2009          4,700       5,397
E.I. du Pont de Nemours & Co.                          4.75%                11/15/2012            670         678
Eastman Chemical Co.                                   3.25%                 6/15/2008          2,925       2,805
Eastman Chemical Co.                                   7.00%                 4/15/2012          1,525       1,674
Eastman Chemical Co.                                   7.25%                 1/15/2024            600         644
Eastman Chemical Co.                                   7.60%                  2/1/2027          2,838       3,160
FalconBridge Ltd.                                     5.375%                  6/1/2015            450         436
ICI Wilmington Inc.                                   4.375%                 12/1/2008          4,125       4,104
ICI Wilmington Inc.                                   5.625%                 12/1/2013          3,775       3,794
Inco Ltd.                                              7.75%                 5/15/2012             10          12
Inco Ltd.                                              5.70%                10/15/2015            750         759
International Paper Co.                                3.80%                  4/1/2008          3,250       3,244
International Paper Co.                                4.25%                 1/15/2009          3,525       3,537
International Paper Co.                                6.75%                  9/1/2011            500         554
International Paper Co.                                5.85%                10/30/2012          6,795       7,061
International Paper Co.                                5.50%                 1/15/2014          3,600       3,609
International Paper Co.                                5.30%                  4/1/2015          2,200       2,146
MeadWestvaco Corp.                                     6.85%                  4/1/2012             40          44
Noranda Inc.                                           7.25%                 7/15/2012          1,825       2,048
Placer Dome Inc.                                      6.375%                  3/1/2033            340         342
Placer Dome Inc.                                       6.45%                10/15/2035(2)       1,150       1,168
Potash Corp. of Saskatchewan                           7.75%                 5/31/2011         11,825      13,815
Potash Corp. of Saskatchewan                          4.875%                  3/1/2013          1,500       1,465
Praxair, Inc.                                          6.90%                 11/1/2006         14,525      16,115
Praxair, Inc.                                          2.75%                 6/15/2008          2,000       1,930
Praxair, Inc.                                          3.95%                  6/1/2013          1,200       1,119
Rio Tinto Finance USA Ltd.                            2.625%                 9/30/2008          4,000       3,833
Rohm & Haas Co.                                        7.40%                 7/15/2009            495         578
Rohm & Haas Co.                                        9.80%                 4/15/2020          3,444       4,444
Rohm & Haas Co.                                        7.85%                 7/15/2029          1,400       1,712
Thiokol Corp.                                         6.625%                  3/1/2008            950       1,059
Vale Overseas Ltd.                                    8.625%                  3/8/2007          7,750       8,622
Westvaco Corp.                                         8.20%                 1/15/2030          2,325       2,700
Weyerhaeuser Co.                                       5.50%                 3/15/2005            995       1,034
Weyerhaeuser Co.                                       6.00%                  8/1/2006            450         482
Weyerhaeuser Co.                                      6.125%                 3/15/2007         10,000      10,829
Weyerhaeuser Co.                                       6.75%                 3/15/2012          7,395       8,060
Weyerhaeuser Co.                                      7.375%                 3/15/2032         13,255      14,323

CAPITAL GOODS (1.3%)
Bombardier Capital Corp.                              6.125%                 6/29/2006(2)       7,975       8,453
Boeing Capital Corp.                                   5.75%                 2/15/2007          3,020       3,252
Boeing Capital Corp.                                   6.50%                 2/15/2012         22,200      24,354
Boeing Capital Corp.                                   5.80%                 1/15/2013          4,090       4,293
The Boeing Co.                                         8.75%                 8/15/2021          1,650       2,111
The Boeing Co.                                        6.625%                 2/15/2038         10,795      11,281
Brascan Corp.                                         7.125%                 6/15/2012          2,000       2,223


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
British Aerospace                                     7.156%                 7/18/2008(2)       3,785       4,111
Caterpillar, Inc.                                      6.95%                  5/1/2042          2,525       2,912
Caterpillar, Inc.                                     7.375%                  3/1/2097          8,425       9,807
Caterpillar Financial Services Corp.                  6.875%                  8/1/2004            450         464
Caterpillar Financial Services Corp.                   5.95%                  5/1/2006          3,000       3,234
CRH Capital Inc.                                       6.95%                 3/15/2012          6,810       7,689
CRH Capital Inc.                                       6.40%                10/15/2033          1,420       1,452
Deere & Co.                                            6.95%                 4/25/2014          7,950       9,208
Deere & Co.                                            8.50%                  1/9/2022            260         334
Deere & Co.                                            8.10%                 5/15/2030          3,000       3,871
John Deere Capital Corp.                               7.00%                 3/15/2012         11,750      13,545
Emerson Electric Co.                                  7.875%                  6/1/2005          3,000       3,252
Emerson Electric Co.                                  4.625%                10/15/2012          5,500       5,460
Emerson Electric Co.                                   5.00%                12/15/2014          5,300       5,359
General Dynamics                                      2.125%                 5/15/2006          3,500       3,479
General Dynamics                                       3.00%                 5/15/2008          3,500       3,427
General Dynamics                                       4.25%                 5/15/2013          2,340       2,243
General Electric Co.                                   5.00%                  2/1/2013         25,265      25,507
Goodrich Corp.                                         6.45%                12/15/2007          1,000       1,088
Goodrich Corp.                                        7.625%                12/15/2012             25          29
Goodrich Corp.                                         7.00%                 4/15/2038          1,500       1,543
Harsco Corp.                                          5.125%                 9/15/2013            670         679
Honeywell International Inc.                          5.125%                 11/1/2006          1,500       1,598
Honeywell International Inc.                           7.50%                  3/1/2010            500         587
Hutchison Whampoa International Ltd.                   5.45%                11/24/2010(2)       5,175       5,232
Hutchison Whampoa International Ltd.                   6.25%                 1/24/2014(2)       8,200       8,272
Hutchison Whampoa International Ltd.                   7.45%                11/24/2033(2)       6,575       6,724
Ingersoll-Rand Co.                                     6.25%                 5/15/2006          9,850      10,683
Lockheed Martin Corp.                                  8.20%                 12/1/2009            500         606
Lockheed Martin Corp.                                  7.65%                  5/1/2016          4,350       5,316
Lockheed Martin Corp.                                  8.50%                 12/1/2029         11,375      14,812
Masco Corp.                                            6.75%                 3/15/2006         17,800      19,376
Masco Corp.                                           4.625%                 8/15/2007            670         697
Masco Corp.                                           5.875%                 7/15/2012             60          64
Masco Corp.                                            7.75%                  8/1/2029            450         534
Northrop Grumman Corp.                                7.125%                 2/15/2011          5,000       5,762
Northrop Grumman Corp.                                7.875%                  3/1/2026          2,600       3,156
Northrop Grumman Corp.                                 7.75%                 2/15/2031          3,340       4,075
Raytheon Co                                            4.50%                11/15/2007          2,020       2,076
Raytheon Co.                                           6.15%                 11/1/2008          2,000       2,172
Raytheon Co.                                           8.30%                  3/1/2010          4,585       5,454
Raytheon Co.                                           5.50%                11/15/2012          3,000       3,030
Raytheon Co.                                          5.375%                  4/1/2013          6,740       6,733
Raytheon Co.                                           7.20%                 8/15/2027          4,500       4,865
Republic Services Inc.                                7.125%                 5/15/2009          2,225       2,556
Republic Services Inc.                                 6.75%                 8/15/2011          3,000       3,347
Textron Financial Corp.                               5.875%                  6/1/2007            700         754
Textron Inc.                                           6.50%                  6/1/2012          9,025       9,842
TRW. Inc.                                              7.75%                  6/1/2029            550         654
United Technologies Corp.                             4.875%                 11/1/2006         19,260      20,431
United Technologies Corp.                              6.35%                  3/1/2011            900         999


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
United Technologies Corp.                             8.875%                11/15/2019          4,000       5,273
United Technologies Corp.                              6.70%                  8/1/2028            492         543
United Technologies Corp.                              7.50%                 9/15/2029          1,475       1,791
USA Waste Services                                    7.125%                 10/1/2007            250         280
Waste Management, Inc.                                 6.50%                11/15/2008         12,300      13,533
Waste Management, Inc.                                7.375%                  8/1/2010          2,200       2,535
Waste Management, Inc.                                 7.75%                 5/15/2032          4,200       4,911

COMMUNICATION (3.1%)
Alltel Corp.                                           7.50%                  3/1/2006            450         494
AT&T Broadband Corp.                                  8.375%                 3/18/2013          1,190       1,458
AT&T Broadband Corp.                                  9.455%                11/15/2022          4,161       5,607
AT&T Corp.                                             7.25                 11/15/2006         12,935      14,279
AT&T Corp.                                             8.05                 11/15/2011            470         537
AT&T Corp.                                             8.00%                11/15/2031         17,175      19,978
AT&T Wireless Services Inc.                           7.875%                  3/1/2011         14,830      17,080
AT&T Wireless Services Inc.                           8.125%                  5/1/2012         12,255      14,238
AT&T Wireless Services Inc.                            8.75%                  3/1/2031          4,930       6,054
BellSouth Capital Funding                             7.875%                 2/15/2030         19,200      23,240
BellSouth Corp.                                        5.00%                10/15/2006          4,159       4,410
BellSouth Corp.                                        6.00%                10/15/2011            120         130
BellSouth Corp.                                       6.875%                10/15/2031            220         240
Belo Corp.                                             7.25%                 9/15/2027            340         371
British Sky Broadcasting Corp.                         7.30%                10/15/2006          1,725       1,922
British Sky Broadcasting Corp.                        6.875%                 2/23/2009          1,725       1,937
British Sky Broadcasting Corp.                         8.20%                 7/15/2009          1,725       2,054
British Telecommunications PLC                        7.875%                12/15/2005         29,950      32,967
British Telecommunications PLC                        8.375%                12/15/2010             10          12
British Telecommunications PLC                        8.875%                12/15/2030          8,560      11,180
CenturyTel Inc.                                       7.875%                 8/15/2012          5,800       6,884
Cingular Wireless                                     5.625%                12/15/2006          5,000       5,367
Cingular Wireless                                     7.125%                12/15/2031            670         730
Citizens Communications                                8.50%                 5/15/2006          2,340       2,563
Citizens Communications                                9.25%                 5/15/2011          3,920       4,626
Citizens Communications                                9.00%                 8/15/2031          1,200       1,395
Clear Channel Communications Inc.                      7.65%                 9/15/2010          3,945       4,609
Clear Channel Communications Inc.                      4.40%                 5/15/2011            670         654
Clear Channel Communications Inc.                      5.00%                 3/15/2012          9,375       9,265
Clear Channel Communications Inc.                      7.25%                10/15/2027          1,300       1,445
Comcast Cable Communications Inc.                     6.375%                 1/30/2006         14,450      15,540
Comcast Cable Communications Inc.                     8.375%                  5/1/2007          3,000       3,476
Comcast Cable Communications Inc.                      6.75%                 1/30/2011          3,965       4,407
Comcast Cable Communications Inc.                     8.875%                  5/1/2017          2,600       3,321
Comcast Corp.                                          5.30%                 1/15/2014          3,100       3,082
Comcast Corp.                                          6.50%                 1/15/2015          3,740       4,053
Comcast Corp.                                          7.05%                 3/15/2033            340         366
Cox Communications, Inc.                              6.875%                 6/15/2005            800         854
Cox Communications, Inc.                               7.75%                 11/1/2010          6,650       7,776
Cox Enterprises                                       4.375%               5/1/2008(2)          1,570       1,600
Cox Enterprises                                       7.875%              9/15/2010(2)          6,425       7,481
Deutsche Telekom International Finance                 8.25%                 6/15/2005          3,500       3,800


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance                3.875%                 7/22/2008          4,025       4,027
Deutsche Telekom International Finance                 8.50%                 6/15/2010         13,785      16,659
Deutsche Telekom International Finance                 5.25%                 7/22/2013            950         954
Deutsche Telekom International Finance                 8.75%                 6/15/2030         17,055      21,658
France Telecom                                         8.70%                  3/1/2006         11,500      12,790
France Telecom                                         9.25%                  3/1/2011            500         600
France Telecom                                         9.75%                  3/1/2031         20,100      26,494
Gannett Co. Inc.                                       4.95%                  4/1/2005          1,200       1,248
Grupo Televisa SA                                     8.625%                  8/8/2005         11,175      12,250
Grupo Televisa SA                                      8.50%                 3/11/2032            750         788
GTE Corp.                                              6.36%                 4/15/2006          1,045       1,131
GTE Corp.                                              8.75%                 11/1/2021          3,835       4,769
GTE Corp.                                              6.94%                 4/15/2028            220         231
GTE South Inc.                                        6.125%                 6/15/2007         10,625      11,585
Intelsat Ltd.                                          5.25%                 11/1/2008(2)       1,000       1,030
Intelsat Ltd.                                         7.625%                 4/15/2012          8,700       9,769
Intelsal Ltd.                                          6.50%                 11/1/2013(2)       1,140       1,190
Koninklijke KPN NV                                     8.00%                 10/1/2010          7,390       8,817
Koninklijke KPN NV                                    8.375%                 10/1/2030          9,190      11,481
New England Telephone & Telegraph Co.                 6.875%                 10/1/2023          2,815       2,901
New England Telephone & Telegraph Co.                 7.875%                11/15/2029          6,050       7,229
New York Telephone Co.                                 7.25%                 2/15/2024          4,900       5,040
News America Holdings Inc.                             9.25%                  2/1/2013          4,841       6,237
News America Holdings Inc.                             8.00%                10/17/2016          9,000      10,890
News America Holdings Inc.                             7.75%                 1/20/2024          2,000       2,332
News America Holdings Inc.                             7.70%                10/30/2025            900       1,046
News America Holdings Inc.                             8.15%                10/17/2036          2,200       2,696
News America Holdings Inc.                             7.75%                 12/1/2045            475         558
SBC Communications Inc.                                5.75%                  5/2/2006            570         608
SBC Communications Inc.                                6.25%                 3/15/2011          8,890       9,718
SBC Communications Inc.                               5.875%                 8/15/2012         10,250      10,887
Southwestern Bell Telephone Co.                       6.625%                 7/15/2007          4,500       5,015
Sprint Capital Corp.                                   7.90%                 3/15/2005         12,325      13,126
Sprint Capital Corp.                                   6.00%                 1/15/2007         14,240      15,152
Sprint Capital Corp.                                  8.375%                 3/15/2012            790         920
Sprint Capital Corp.                                  6.875%                11/15/2028            900         868
Sprint Capital Corp.                                   8.75%                 3/15/2032         25,075      29,623
TCI Communications Inc.                               7.875%                  8/1/2013         13,950      16,449
TCI Communications Inc.                                8.75%                  8/1/2015         17,495      22,042
Telecom Italia Capital                                 4.00%                11/15/2008(2)       8,625       8,693
Telecom Italia Capital                                 5.25%                11/15/2013(2)      10,085      10,094
Telecom Italia Capital                                6.375%                11/15/2033(2)       3,725       3,726
Telecomunicaciones de Puerto Rico                      6.65%                 5/15/2006          2,175       2,365
Telecomunicaciones de Puerto Rico                      6.80%                 5/15/2009          4,600       5,097
Telefonica Europe BV                                   7.35%                 9/15/2005          6,975       7,586
Telefonica Europe BV                                   7.75%                 9/15/2010          5,000       5,930
Telefonica Europe BV                                   8.25%                 9/15/2030          3,575       4,535
Telefonos de Mexico SA                                 8.25%                 1/26/2006          9,900      10,919
Thomson Corp.                                          5.75%                  2/1/2008         13,900      14,897
Time Warner Entertainment                             8.375%                 3/15/2023          8,190      10,064
Time Warner Entertainment                             8.375%                 7/15/2033          1,685       2,129


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Univision Communications Inc.                         2.875%                10/15/2006          2,625       2,622
Univision Communications Inc.                          3.50%                10/15/2007          3,475       3,477
US Cellular                                            6.70%                12/15/2033          3,950       3,944
USA Interactive                                        7.00%                 1/15/2013         10,700      11,800
Verizon Global Funding Corp.                           6.75%                 12/1/2005          2,075       2,249
Verizon Global Funding Corp.                          7.375%                  9/1/2012          6,150       7,087
Verizon Global Funding Corp.                          4.375%                  6/1/2013            560         526
Verizon Global Funding Corp.                           7.75%                 12/1/2030            215         251
Verizon Maryland Inc.                                 5.125%                 6/15/2033            450         389
Verizon New England Telephone Co.                      6.50%                 9/15/2011          1,145       1,257
Verizon New Jersey Inc.                               5.875%                 1/17/2012         13,065      13,816
Verizon New York Inc.                                 6.875%                  4/1/2012         16,325      17,956
Verizon New York Inc.                                 7.375%                  4/1/2032          5,675       6,186
Verizon Pennsylvania Inc.                              5.65%                11/15/2011         11,325      11,905
Verizon Wireless Inc.                                 5.375%                12/15/2006         14,670      15,643
Vodafone AirTouch PLC                                 7.625%                 2/15/2005         29,575      31,519
Vodafone AirTouch PLC                                  7.75%                 2/15/2010          2,225       2,634
Vodafone AirTouch PLC                                 7.875%                 2/15/2030          4,575       5,572

CONSUMER CYCLICAL (3.2%)
AOL Time Warner Inc.                                  5.625%                  5/1/2005         19,785      20,710
AOL Time Warner Inc.                                  6.125%                 4/15/2006            900         968
AOL Time Warner Inc.                                   6.15%                  5/1/2007         17,775      19,376
AOL Time Warner Inc.                                   6.75%                 4/15/2011          1,650       1,843
AOL Time Warner Inc.                                  6.875%                  5/1/2012          1,700       1,911
AOL Time Warner Inc.                                  7.625%                 4/15/2031          3,205       3,684
AOL Time Warner Inc.                                   7.70%                  5/1/2032          8,690      10,091
Auburn Hills Trust                                   12.375%                  5/1/2020            670         949
CBS Corp.                                              7.15%                 5/20/2005          1,530       1,640
Cendant Corp.                                         6.875%                 8/15/2006         12,560      13,755
Cendant Corp.                                          6.25%                 1/15/2008          7,000       7,628
Cendant Corp.                                         7.375%                 1/15/2013          4,700       5,390
Cendant Corp.                                         7.125%                 3/15/2015            250         283
Centex Corp.                                           4.75%                 1/15/2008            340         350
Centex Corp.                                          7.875%                  2/1/2011             40          47
Centex Corp.                                          5.125%                 10/1/2013            340         335
Chrysler Corp.                                         7.45%                  3/1/2027          4,000       4,227
Cooper Tire & Rubber Co.                               7.75%                12/15/2009          1,175       1,367
Costco Wholesale Corp.                                 5.50%                 3/15/2007         12,400      13,350
DaimlerChrysler North America Holding Corp.            6.40%                 5/15/2006             75          81
DaimlerChrysler North America Holding Corp.           7.375%                 9/15/2006          1,750       1,936
DaimlerChrysler North America Holding Corp.            4.75%                 1/15/2008         22,600      23,120
DaimlerChrysler North America Holding Corp.            4.05%                  6/4/2008         13,500      13,390
DaimlerChrysler North America Holding Corp.            7.75%                 1/18/2011          5,085       5,787
DaimlerChrysler North America Holding Corp.            7.30%                 1/15/2012         10,020      11,186
DaimlerChrysler North America Holding Corp.            6.50%                11/15/2013            340         357
DaimlerChrysler North America Holding Corp.            8.50%                 1/18/2031         15,730      18,680
Dayton Hudson Corp.                                    6.75%                  1/1/2028          1,000       1,088
Dayton Hudson Corp.                                    6.65%                  8/1/2028          5,250       5,649
Delphi Corp.                                           6.55%                 6/15/2006          1,700       1,823
Delphi Corp.                                           6.50%                 8/15/2013          4,900       5,128
The Walt Disney Co.                                    6.75%                 3/30/2006            140         152


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
The Walt Disney Co.                                    5.50%                12/29/2006          3,375       3,606
The Walt Disney Co.                                   5.375%                  6/1/2007         17,496      18,587
The Walt Disney Co.                                   6.375%                  3/1/2012          2,775       3,050
The Walt Disney Co.                                    7.00%                  3/1/2032            405         454
Federated Department Stores, Inc.                      7.00%                 2/15/2028             25          27
Federated Department Stores, Inc.                      6.90%                  4/1/2029          2,250       2,431
Ford Capital BV                                        9.50%                  6/1/2010            600         681
Ford Motor Co.                                        6.625%                 10/1/2028          1,510       1,381
Ford Motor Co.                                        6.375%                  2/1/2029         17,750      15,721
Ford Motor Co.                                         7.45%                 7/16/2031         14,960      14,991
Ford Motor Co.                                         9.98%                 2/15/2047          4,125       5,061
Ford Motor Credit Co.                                  7.50%                 3/15/2005          1,250       1,320
Ford Motor Credit Co.                                 6.875%                  2/1/2006         28,550      30,432
Ford Motor Credit Co.                                  6.50%                 1/25/2007         75,905      80,849
Ford Motor Credit Co.                                  7.75%                 2/15/2007            800         876
Ford Motor Credit Co.                                 5.625%                 10/1/2008            560         578
Ford Motor Credit Co.                                  5.80%                 1/12/2009          5,000       5,134
Ford Motor Credit Co.                                 7.375%                10/28/2009          5,750       6,265
Ford Motor Credit Co.                                  7.25%                10/25/2011         18,350      19,787
Ford Motor Credit Co.                                  7.00%                 10/1/2013          6,785       7,132
General Motors Acceptance Corp.                        5.25%                 5/16/2005         21,950      22,763
General Motors Acceptance Corp.                       6.625%                10/15/2005            900         958
General Motors Acceptance Corp.                        6.75%                 1/15/2006          2,010       2,152
General Motors Acceptance Corp.                        4.50%                 7/15/2006          4,500       4,623
General Motors Acceptance Corp.                       6.125%                 9/15/2006         19,000      20,299
General Motors Acceptance Corp.                       6.125%                  2/1/2007          7,300       7,786
General Motors Acceptance Corp.                        7.75%                 1/19/2010          7,030       7,914
General Motors Acceptance Corp.                       6.875%                 9/15/2011         32,170      34,624
General Motors Acceptance Corp.                        7.00%                  2/1/2012         20,155      21,752
General Motors Acceptance Corp.                       6.875%                 8/28/2012          9,200       9,859
General Motors Acceptance Corp.                        8.00%                 11/1/2031          5,860       6,455
General Motors Corp.                                   7.20%                 1/15/2011          4,750       5,184
General Motors Corp.                                   8.25%                 7/15/2023          5,050       5,703
General Motors Corp.                                   6.75%                  5/1/2028          3,050       2,960
General Motors Corp.                                  8.375%                 7/15/2033         18,400      20,950
Harrah's Operating Co. Inc.                           7.125%                  6/1/2007          8,825       9,799
Harrah's Operating Co. Inc.                            7.50%                 1/15/2009          2,335       2,663
Harrah's Operating Co. Inc.                            8.00%                  2/1/2011            296         347
Harrah's Operating Co. Inc.                           5.375%                12/15/2013(2)       2,575       2,549
Kohl's Corp.                                           6.00%                 1/15/2033         10,000      10,093
Lennar Corp.                                           5.95%                  3/1/2013            610         638
Liberty Media Corp,                                    3.50%                 9/25/2006          5,060       5,082
Liberty Media Corp.                                    7.75%                 7/15/2009          4,775       5,483
Liberty Media Corp.                                   7.875%                 7/15/2009          3,000       3,452
Liberty Media Corp.                                    5.70%                 5/15/2013            450         454
Liberty Media Corp.                                    8.25%                  2/1/2030          9,675      11,535
Lowe's Cos., Inc.                                     6.875%                 2/15/2028            260         294
Lowe's Cos., Inc.                                      6.50%                 3/15/2029          2,726       2,965
May Department Stores Co.                              9.75%                 2/15/2021            945       1,220
McDonald's Corp.                                       6.00%                 4/15/2011          3,410       3,692
Pulte Homes Inc.                                       6.25%                 2/15/2013            450         479
Pulte Homes Inc.                                      7.875%                 6/15/2032          9,700      11,317


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Target Corp                                           3.375%                  3/1/2008         13,500      13,512
Target Corp.                                           5.40%                 10/1/2008             15          16
Target Corp.                                           4.00%                 6/15/2013            670         627
Target Corp.                                           7.00%                 7/15/2031         14,260      16,123
Time Warner Inc.                                       7.75%                 6/15/2005            220         238
Time Warner Inc.                                       8.18%                 8/15/2007          2,000       2,313
Time Warner Inc.                                      9.125%                 1/15/2013          1,000       1,268
Time Warner Inc.                                       9.15%                  2/1/2023          1,200       1,537
Time Warner Inc.                                       7.57%                  2/1/2024          1,500       1,685
Time Warner Inc.                                      6.625%                 5/15/2029          5,150       5,241
Toyota Motor Credit Corp.                             2.875%                  8/1/2008            560         548
Toyota Motor Credit Corp.                              4.35%                12/15/2010          4,100       4,159
Toys R US, Inc.                                       7.625%                  8/1/2011            250         269
Toys R US, Inc.                                       7.875%                 4/15/2013          2,150       2,306
Toys R US, Inc.                                       7.375%                10/15/2018          2,290       2,307
Toys R US, Inc.                                        8.75%                  9/1/2021            775         851
Turner Broadcasting System                             7.40%                  2/1/2004            220         221
VF Corp.                                               6.00%                10/15/2033(2)       3,825       3,787
Viacom Inc.                                            7.75%                  6/1/2005         16,325      17,665
Viacom Inc.                                            6.40%                 1/30/2006          4,150       4,489
Viacom Inc.                                            7.70%                 7/30/2010          5,475       6,523
Viacom Inc.                                           6.625%                 5/15/2011          1,325       1,502
Viacom Inc.                                           5.625%                 8/15/2012          6,500       6,908
Viacom Inc.                                           7.875%                 7/30/2030          5,835       7,204
Viacom Inc.                                            5.50%                 5/15/2033          2,750       2,543
Visteon Corp.                                          7.95%                  8/1/2005          1,325       1,417
Visteon Corp.                                          8.25%                  8/1/2010          2,475       2,774
Wal-Mart Stores, Inc.                                 6.875%                 8/10/2009          1,195       1,374
Wal-Mart Stores, Inc.                                  4.55%                  5/1/2013          2,500       2,465
Wal-Mart Stores, Inc.                                  7.55%                 2/15/2030         15,445      19,003
Wal-Mart Stores, Inc. Canada                           5.58%                  5/1/2006(2)      28,000      30,041
Wendy's International                                  6.20%                 6/15/2014          4,675       5,100

CONSUMER NONCYCLICAL (2.1%)
Abbott Laboratories                                   5.625%                  7/1/2006         14,086      15,158
Albertson's Inc.                                       7.50%                 2/15/2011             10          11
Albertson's Inc.                                       8.00%                  5/1/2031          1,500       1,726
Altria Group Inc.                                     5.625%                 11/4/2008          5,600       5,742
Altria Group Inc.                                      7.00%                 11/4/2013          1,100       1,172
Anheuser-Busch Cos., Inc.                              7.10%                 6/15/2007          7,050       7,230
Anheuser-Busch Cos., Inc.                              7.50%                 3/15/2012          1,400       1,668
Anheuser-Busch Cos., Inc.                             4.375%                 1/15/2013            450         438
Anheuser-Busch Cos., Inc.                             7.125%                  7/1/2017          3,200       3,552
Anheuser-Busch Cos., Inc.                              7.55%                 10/1/2030          6,500       7,982
Anheuser-Busch Cos., Inc.                              6.80%                 8/20/2032          1,825       2,067
Anthem Inc.                                            6.80%                  8/1/2012             60          68
Archer-Daniels-Midland Co.                            8.125%                  6/1/2012            700         862
C.R. Bard, Inc.                                        6.70%                 12/1/2026         10,900      11,926
Becton, Dickinson & Co.                                4.55%                 4/15/2013          2,840       2,786
Becton, Dickinson & Co.                                4.90%                 4/15/2018          3,975       3,872
Bottling Group LLC                                    4.625%                11/15/2012         21,610      21,481
Bristol-Myers Squibb                                   4.00%              8/15/2008(2)          3,250       3,308


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb                                   5.75%                 10/1/2011         15,550      16,757
Bristol-Myers Squibb                                   5.25%                 8/15/2013(2)       4,250       4,387
Bunge Ltd. Finance Corp.                              4.375%                12/15/2008(2)       3,500       3,516
Campbell Soup Co.                                      6.75%                 2/15/2011          2,600       2,951
Cia. Brasil de Bebidas AmBev                          10.50%                12/15/2011          2,630       3,057
Cia. Brasil de Bebidas AmBev                           8.75%                 9/15/2013(2)       3,500       3,728
CIGNA Corp.                                           7.875%                 5/15/2027            750         851
Coca-Cola Enterprises, Inc.                            4.25%                 9/15/2010            340         340
Coca-Cola Enterprises, Inc.                           6.125%                 8/15/2011         15,700      17,320
Coca-Cola Enterprises, Inc.                            8.50%                  2/1/2022          2,900       3,784
Coca-Cola Enterprises, Inc.                            6.95%                11/15/2026            170         194
Coca-Cola Enterprises, Inc.                            6.75%                 9/15/2028          6,175       6,868
Coca-Cola HBC Finance BV                              5.125%                 9/17/2013(2)         670         679
Colgate-Palmolive Co.                                  6.45%                 6/16/2028            220         239
Conagra Foods, Inc.                                    7.50%                 9/15/2005          4,050       4,403
Conagra Foods, Inc.                                   7.875%                 9/15/2010          7,975       9,511
Conagra Foods, Inc.                                    8.25%                 9/15/2030          2,420       3,070
Coors Brewing Co.                                     6.375%                 5/15/2012            900         983
Diageo Capital PLC                                    6.625%                 6/24/2004            220         225
Diageo Capital PLC                                     3.50%                11/19/2007         19,050      19,171
Diageo Capital PLC                                    3.375%                 3/20/2008          5,550       5,525
Diageo Capital PLC                                     7.25%                 11/1/2009            450         525
General Mills Inc.                                    2.625%                10/24/2006          6,200       6,162
General Mills Inc.                                    5.125%                 2/15/2007         11,575      12,303
General Mills Inc.                                     6.00%                 2/15/2012             90          96
Grand Metropolitan Investment Corp.                    9.00%                 8/15/2011          1,825       2,329
Grand Metropolitan Investment Corp.                    7.45%                 4/15/2035            500         603
Healthcare Services                                    7.75%                 6/15/2011(2)       6,050       7,009
H.J. Heinz Co.                                        6.625%                 7/15/2011          3,000       3,387
H.J. Heinz Co.                                        6.375%                 7/15/2028          3,525       3,749
Imperial Tobacco                                      7.125%                  4/1/2009          4,400       4,948
International Flavors & Fragrances                     6.45%                 5/15/2006          7,600       8,230
Johnson & Johnson                                      3.80%                 5/15/2013          4,115       3,877
Johnson & Johnson                                      6.95%                  9/1/2029            450         530
Johnson & Johnson                                      4.95%                 5/15/2033          3,300       2,987
Kellogg Co.                                            6.00%                  4/1/2006         18,500      19,910
Kellogg Co.                                           2.875%                  6/1/2008          3,000       2,906
Kellogg Co.                                            6.60%                  4/1/2011            450         504
Kellogg Co.                                            7.45%                  4/1/2031          3,790       4,475
Kimberly-Clark                                         7.10%                  8/1/2007          1,340       1,521
Kraft Foods Inc.                                      4.625%                 11/1/2006         17,475      18,245
Kraft Foods Inc.                                      5.625%                 11/1/2011          3,575       3,763
Kraft Foods Inc.                                       5.25%                 10/1/2013            340         343
Kraft Foods Inc.                                       6.50%                 11/1/2031         17,200      18,038
Kroger Co.                                             7.25%                  6/1/2009          4,225       4,806
Kroger Co.                                             6.80%                  4/1/2011            900       1,004
Kroger Co.                                             7.70%                  6/1/2029         10,625      12,344
Kroger Co.                                             8.00%                 9/15/2029            700         840
Kroger Co.                                             7.50%                  4/1/2031          1,370       1,566
Laboratory Corp. of America                            5.50%                  2/1/2013            340         351
Merck & Co., Inc.                                      5.25%                  7/1/2006            670         715
Merck & Co., Inc.                                      6.40%                  3/1/2028          1,500       1,632


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                      5.95%                 12/1/2028            900         927
Fred Meyer, Inc.                                      7.375%                  3/1/2005         14,000      14,864
Miller Brewing Co.                                     5.50%                 8/15/2013(2)         340         346
Newell Rubbermaid Inc.                                 6.00%                 3/15/2007            900         963
Newell Rubbermaid Inc.                                 4.00%                  5/1/2010          3,500       3,372
Newell Rubbermaid Inc.                                 6.75%                 3/15/2012          1,500       1,647
Pharmacia Corp.                                        5.75%                 12/1/2005         11,990      12,809
Pharmacia Corp.                                        6.60%                 12/1/2028          3,000       3,377
Philip Morris Cos. Inc.                                7.00%                 7/15/2005          5,100       5,380
Philip Morris Cos. Inc.                                7.65%                  7/1/2008          3,325       3,672
Philip Morris Cos. Inc.                                7.75%                 1/15/2027          2,495       2,653
Procter & Gamble Co.                                   4.75%                 6/15/2007             25          26
Procter & Gamble Co.                                  6.875%                 9/15/2009            450         519
Procter & Gamble Co. ESOP                              9.36%                  1/1/2021         15,600      21,106
Quest Diagnostic Inc.                                  6.75%                 7/12/2006          9,255      10,106
Safeway Inc.                                           7.25%                 9/15/2004            500         519
Safeway Inc.                                           6.15%                  3/1/2006          1,000       1,071
Safeway Inc.                                           6.50%                  3/1/2011          3,450       3,756
Safeway Inc.                                           5.80%                 8/15/2012            875         905
Safeway Inc.                                           7.25%                  2/1/2031          3,450       3,772
Sara Lee Corp.                                         1.95%                 6/15/2006          1,500       1,476
Sara Lee Corp.                                         2.75%                 6/15/2008         10,000       9,696
Sara Lee Corp.                                         6.25%                 9/15/2011            350         388
Sara Lee Corp.                                        3.875%                 6/15/2013          2,500       2,318
Sara Lee Corp.                                        6.125%                 11/1/2032          8,625       8,926
Schering-Plough Corp.                                  5.30%                 12/1/2013          4,075       4,126
Schering-Plough Corp.                                  6.50%                 12/1/2033          3,550       3,693
Tyson Foods Inc.                                       7.25%                 10/1/2006          3,500       3,839
Tyson Foods Inc.                                       8.25%                 10/1/2011          3,500       4,071
Unilever Capital Corp.                                6.875%                 11/1/2005          1,759       1,907
Unilever Capital Corp.                                 5.90%                11/15/2032            450         452
United Health Group Inc.                               5.20%                 1/17/2007          4,050       4,316
United Health Group Inc.                              4.875%                  4/1/2013          1,000       1,003
Wellpoint Health Network                              6.375%                 1/15/2012         12,140      13,310
Wyeth                                                 4.125%                  3/1/2008         12,495      12,914
Wyeth                                                  6.70%                 3/15/2011          1,500       1,684
Wyeth                                                  5.25%                 3/15/2013          8,425       8,547
Wyeth                                                  5.50%                  2/1/2014          5,000       5,054
Wyeth                                                  6.45%                  2/1/2024          2,175       2,216
Wyeth                                                  6.50%                  2/1/2034          1,975       2,016

ENERGY (1.2%)
Alberta Energy Co. Ltd.                               7.375%                 11/1/2031          7,100       8,388
Amerada Hess Corp.                                     7.30%                 8/15/2031          1,975       2,036
Amerada Hess Corp.                                    7.125%                 3/15/2033          8,500       8,617
Amoco Canada Petroleum Co.                             6.75%                 2/15/2005            145         153
Anadarko Finance Co.                                   6.75%                  5/1/2011             25          28
Anadarko Finance Co.                                   7.50%                  5/1/2031          5,250       6,227
Anadarko Petroleum Corp.                              5.375%                  3/1/2007            900         963
Anadarko Petroleum Corp.                               3.25%                  5/1/2008          2,000       1,970
Anadarko Petroleum Corp.                              6.125%                 3/15/2012          1,850       2,002
Apache Corp.                                           6.25%                 4/15/2012          1,200       1,336


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
BP Amoco PLC                                           5.90%                 4/15/2009          4,009       4,436
BP Capital Markets PLC                                 2.35%                 6/15/2006            750         755
BP Capital Markets PLC                                 2.75%                12/29/2006          3,475       3,480
Burlington Resources Inc.                              6.40%                 8/15/2011          1,120       1,218
Burlington Resources Inc.                              7.40%                 12/1/2031          4,525       5,246
Canadian Natural Resources                             7.20%                 1/15/2032          1,800       2,096
Chevron Texaco Capital Co.                             3.50%                 9/17/2007          2,050       2,090
Chevron Texaco Corp.                                  6.625%                 10/1/2004            900         935
Conoco Funding Co.                                     6.35%                10/15/2011          6,310       7,065
Conoco Inc.                                            6.35%                 4/15/2009             75          84
Conoco Inc.                                            6.95%                 4/15/2029            580         658
Conoco Phillips Corp.                                  5.90%                10/15/2032            450         451
Devon Energy Corp.                                     2.75%                  8/1/2006            670         668
Devon Energy Corp.                                    6.875%                 9/30/2011          2,010       2,263
Devon Energy Corp.                                    7.875%                 9/30/2031          7,775       9,240
Devon Energy Corp.                                     7.95%                 4/15/2032          1,850       2,230
Halliburton Co.                                        5.50%                10/15/2010(2)       3,050       3,181
Kerr McGee Corp.                                      7.875%                 9/15/2031          2,750       3,142
LG Caltex Oil Corp.                                    7.75%                 7/25/2011(2)       9,600      10,975
Marathon Oil Corp.                                    5.375%                  6/1/2007          8,250       8,784
Marathon Oil Corp.                                    6.125%                 3/15/2012          6,170       6,637
Nexen Inc.                                             5.05%                11/20/2013          2,150       2,122
Norsk Hydro                                            7.50%                 10/1/2016          1,600       1,938
Norsk Hydro                                            7.25%                 9/23/2027          1,450       1,706
Norsk Hydro                                            7.15%                 1/15/2029          3,450       4,019
Occidental Petroleum                                   7.65%                 2/15/2006            220         243
Occidental Petroleum                                   6.75%                 1/15/2012          3,125       3,532
Occidental Petroleum                                   7.20%                  4/1/2028          5,350       6,132
Ocean Energy Inc.                                     4.375%                 10/1/2007            900         929
PanCanadian Energy Corp.                               7.20%                 11/1/2031          9,400      10,842
Pemex Project Funding Master Trust                     8.50%                 2/15/2008            450         519
Pemex Project Funding Master Trust                    7.875%                  2/1/2009         13,980      15,762
Pemex Project Funding Master Trust                    9.125%                10/13/2010            670         794
Pemex Project Funding Master Trust                     8.00%                11/15/2011          2,400       2,682
Pemex Project Funding Master Trust                    7.375%                12/15/2014          9,850      10,369
Pemex Project Funding Master Trust                    8.625%                  2/1/2022          5,505       6,069
Petro-Canada                                           4.00%                 7/15/2013          2,000       1,849
Petroleos Mexicanos                                    6.50%                  2/1/2005         19,800      20,716
Petronas Capital Ltd.                                 7.875%                 5/22/2022(2)      10,550      12,430
PF Export Receivables Master Trust                     6.60%                 12/1/2011(2)      17,500      19,355
Phillips Petroleum Co.                                 8.50%                 5/25/2005         13,300      14,565
Phillips Petroleum Co.                                 8.75%                 5/25/2010          1,250       1,562
Schlumberger Technology Corp.                          6.50%              4/15/2012(2)          7,600       8,480
Suncor Energy Inc.                                     7.15%                  2/1/2032          5,775       6,660
Texaco Capital Inc.                                    5.50%                 1/15/2009            120         130
Texaco Capital Inc.                                   8.625%                11/15/2031          1,575       2,194
Texaco Capital Inc.                                   8.625%                  4/1/2032          1,575       2,189
Texaco Capital Inc.                                    7.50%                  3/1/2043            850         987
Tosco Corp.                                            7.25%                  1/1/2007          1,500       1,677
Tosco Corp.                                            7.80%                  1/1/2027          1,650       2,001
Tosco Corp.                                           8.125%                 2/15/2030         22,500      28,580
Transocean Sedco Forex Inc.                           6.625%                 4/15/2011          4,575       5,065


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex Inc.                            7.50%                 4/15/2031          3,000       3,452
Union Oil Co. of California                            5.05%                 10/1/2012          1,550       1,565
Valero Energy Corp.                                   6.125%                 4/15/2007          8,900       9,607
Valero Energy Corp.                                   6.875%                 4/15/2012          2,075       2,292
Valero Energy Corp.                                    4.75%                 6/15/2013            340         324
Valero Energy Corp.                                    7.50%                 4/15/2032            340         374

TECHNOLOGY (0.6%)
Computer Associates International                     6.375%                 4/15/2005          1,700       1,785
Computer Sciences Corp.                                6.75%                 6/15/2006          6,775       7,437
Computer Sciences Corp.                                3.50%                 4/15/2008          1,000         997
Computer Sciences Corp.                                5.00%                 2/15/2013          5,600       5,637
Eastman Kodak Co.                                     3.625%                 5/15/2008          1,750       1,665
Electronic Data Systems                               7.125%                10/15/2009             55          58
Electronic Data Systems                                6.00%                  8/1/2013          3,500       3,431
Equifax Inc.                                           4.95%                 11/1/2007            340         357
First Data Corp.                                      3.375%                  8/1/2008          3,500       3,474
First Data Corp.                                      5.625%                 11/1/2011         22,000      23,351
Hewlett-Packard Co.                                    7.15%                 6/15/2005         11,640      12,516
Hewlett-Packard Co.                                    5.75%                12/15/2006          6,000       6,477
Hewlett-Packard Co.                                   3.625%                 3/15/2008         17,000      17,066
Hewlett-Packard Co.                                    6.50%                  7/1/2012            560         622
International Business Machines Corp.                 4.875%                 10/1/2006          4,500       4,766
International Business Machines Corp.                  6.45%                  8/1/2007          2,500       2,793
International Business Machines Corp.                  4.75%                11/29/2012            585         587
International Business Machines Corp.                  7.50%                 6/15/2013          4,000       4,820
International Business Machines Corp.                  7.00%                10/30/2025            820         943
International Business Machines Corp.                  6.50%                 1/15/2028          1,800       1,974
International Business Machines Corp.                 5.875%                11/29/2032          2,000       2,023
International Business Machines Corp.                 7.125%                 12/1/2096         16,285      18,462
Motorola Inc.                                          6.75%                  2/1/2006          1,000       1,070
Motorola Inc.                                         7.625%                11/15/2010         11,000      12,481
Motorola Inc.                                          8.00%                 11/1/2011          1,750       2,032
Motorola Inc.                                          7.50%                 5/15/2025          4,300       4,671
Motorola Inc.                                          6.50%                11/15/2028          2,000       1,968
Texas Instruments Inc.                                6.125%                  2/1/2006          6,200       6,661

TRANSPORTATION (0.7%)
American Airlines Inc. Pass-
  Through Certificates                                6.855%                 4/15/2009          6,845       6,914
American Airlines Inc. Pass-
  Through Certificates                                7.024%                10/15/2009          5,425       5,439
Burlington Northern Santa Fe Corp.                     9.25%                 10/1/2006          2,750       3,190
Burlington Northern Santa Fe Corp.                    7.875%                 4/15/2007          2,500       2,883
Burlington Northern Santa Fe Corp.                     6.75%                 7/15/2011          3,395       3,842
Burlington Northern Santa Fe Corp.                     8.75%                 2/25/2022          2,250       2,918
Burlington Northern Santa Fe Corp.                     7.00%                12/15/2025          9,350      10,345
Burlington Northern Santa Fe Corp.                    7.082%                 5/13/2029          2,805       3,133
Burlington Northern Santa Fe Corp.                     7.25%                  8/1/2097          4,100       4,515
Canadian National Railway Co.                          4.40%                 3/15/2013            450         432
Canadian National Railway Co.                          6.80%                 7/15/2018         11,575      13,271
Canadian Pacific Rail                                  6.25%                10/15/2011         12,275      13,512


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Canadian Pacific Rail                                 7.125%                10/15/2031            475         547
Conrail Corp.                                          9.75%                 6/15/2020          1,200       1,615
Continental Airlines, Inc. Pass-
  Through Certificates                                6.563%                 2/15/2012          3,000       3,193
Continental Airlines, Inc. Pass-
  Through Certificates                                6.648%                 9/15/2017          9,288       9,102
CSX Corp.                                              9.00%                 8/15/2006          2,550       2,934
CSX Corp.                                              6.30%                 3/15/2012          5,750       6,272
Delta Air Lines, Inc. Pass-Through Certificates       7.111%                 9/18/2011         17,000      17,170
ERAC USA Finance Co.                                   7.35%                 6/15/2008(2)       5,125       5,797
Hertz Corp.                                            7.40%                  3/1/2011         14,975      15,815
Hertz Corp.                                           7.625%                  6/1/2012          1,215       1,294
Norfolk Southern Corp.                                8.375%                 5/15/2005          3,800       4,116
Norfolk Southern Corp.                                 7.35%                 5/15/2007             50          56
Norfolk Southern Corp.                                 7.70%                 5/15/2017          6,650       7,980
Norfolk Southern Corp.                                 7.25%                 2/15/2031            675         764
Norfolk Southern Corp.                                 7.90%                 5/15/2097          1,425       1,687
Northwest Airlines, Inc. Pass-
  Through Certificates                                6.841%                  4/1/2011          8,425       8,383
Southwest Airlines Co.                                 6.50%                  3/1/2012          8,500       9,251
Union Pacific Corp.                                    7.25%                 11/1/2008          2,200       2,526
Union Pacific Corp.                                   3.625%                  6/1/2010          3,040       2,900
Union Pacific Corp.                                    6.65%                 1/15/2011          6,150       6,893
Union Pacific Corp.                                    6.50%                 4/15/2012            100         111
Union Pacific Corp.                                    7.00%                  2/1/2016            950       1,087
Union Pacific Corp.                                   7.125%                  2/1/2028          1,000       1,128
Union Pacific Corp.                                   6.625%                  2/1/2029          1,250       1,338

OTHER (0.1%)
Black & Decker Corp.                                  7.125%                  6/1/2011            500         570
Cooper Industries Inc.                                 5.25%                  7/1/2007            505         537
Parker-Hannifin Corp                                  4.875%                 2/15/2013            340         339
Stanley Works                                          4.90%                 11/1/2012            450         452
Steelcase Inc.                                        6.375%                11/15/2006         10,975      11,283
Targeted Return Index
  Securities Trust 10-2002                            6.961%                 1/15/2012          1,717       1,962
Traded Custody Receipt                                6.796%                 6/15/2012(2)       6,710       7,621
                                                                                                       ----------
                                                                                                        3,413,195
                                                                                                       ----------
UTILITIES (2.1%)
ELECTRIC (1.7%)
AEP Texas Central Co.                                  5.50%                 2/15/2013          2,600       2,649
AEP Texas Central Co.                                  6.65%                 2/15/2033          2,750       2,865
Alabama Power                                          4.70%                 12/1/2010          7,925       8,019
Alabama Power                                          5.50%                10/15/2017         15,825      16,385
American Electric Power                               6.125%                 5/15/2006          3,950       4,240
Arizona Public Service Co.                             4.65%                 5/15/2015          4,450       4,192
Carolina Power & Light                                5.125%                 9/15/2013            405         410
Carolina Power & Light                                6.125%                 9/15/2033            340         347
Centerpoint Energy Houston Electric                    5.75%                 1/15/2014(2)         500         523
Cincinnati Gas & Electric Co.                          5.70%                 9/15/2012          3,300       3,471
Commonwealth Edison Co.                                3.70%                  2/1/2008          1,150       1,149
Commonwealth Edison Co.                                6.15%                 3/15/2012          7,500       8,201


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Commonwealth Edison Co.                                4.70%                 4/15/2015          2,750       2,671
Commonwealth Edison Co.                               5.875%                  2/1/2033            340         337
Consolidated Edison Inc.                              6.625%                12/15/2005         10,675      11,563
Consolidated Edison Inc.                              4.875%                  2/1/2013            340         341
Consolidated Edison Inc.                               5.10%                 6/15/2033            340         303
Constellation Energy Group Inc.                       6.125%                  9/1/2009          6,500       7,135
Constellation Energy Group Inc.                        7.00%                  4/1/2012          2,075       2,344
Constellation Energy Group Inc.                        7.60%                  4/1/2032          7,440       8,683
Consumers Energy Co.                                   6.00%                 3/15/2005            900         940
Consumers Energy Co.                                   4.25%                 4/15/2008(2)       4,210       4,244
Consumers Energy Co.                                   4.80%                 2/17/2009(2)       6,100       6,212
Consumers Energy Co.                                  5.375%                 4/15/2013(2)       3,650       3,662
Corporacion Andina de Fomento                          5.20%                 5/21/2013          1,050       1,037
Detroit Edison Co.                                     7.50%                  2/1/2005          7,000       7,402
Detroit Edison Co.                                    6.125%                 10/1/2010          2,080       2,280
Detroit Edison Co.                                     5.20%                10/15/2012          5,450       5,601
Detroit Edison Co.                                     6.35%                10/15/2032            875         938
Dominion Resources Inc.                               4.125%                 2/15/2008            450         459
Dominion Resources Inc.                                6.30%                 3/15/2033          2,400       2,438
Duke Capital Corp.                                     6.75%                 2/15/2032          4,650       4,749
Duke Energy Corp.                                      3.75%                  3/5/2008          2,500       2,509
Duke Energy Corp.                                      6.25%                 1/15/2012          4,500       4,841
Duke Energy Corp.                                      6.00%                 12/1/2028            500         488
Duke Energy Corp.                                      6.45%                10/15/2032          5,100       5,247
Energy East Corp.                                      6.75%                 6/15/2012          6,000       6,604
Entergy Gulf States, Inc.                              3.60%                  6/1/2008(2)       3,250       3,173
Entergy Gulf States, Inc.                              6.20%               7/1/2033(2)          3,500       3,284
FirstEnergy Corp.                                      5.50%                11/15/2006          9,400       9,738
FirstEnergy Corp.                                      6.45%                11/15/2011          1,475       1,525
FirstEnergy Corp.                                     7.375%                11/15/2031          9,445       9,639
Florida Power & Light                                 6.875%                 12/1/2005         10,300      11,187
Florida Power & Light                                 5.625%                  4/1/2034          1,500       1,460
FPL Group Capital Inc.                                 3.25%                 4/11/2006          2,470       2,513
FPL Group Capital Inc.                                7.625%                 9/15/2006          5,450       6,110
Georgia Power Co.                                     5.125%                11/15/2012          6,675       6,836
HQI Transelec Chile SA                                7.875%                 4/15/2011         11,275      12,965
Idaho Power Corp.                                      8.00%                 3/15/2004            220         223
Israel Electric Corp.                                  8.10%                12/15/2096          4,100       3,617
Korea Electric Power                                   4.25%                 9/12/2007(2)       4,175       4,240
MidAmerican Energy Co.                                5.125%                 1/15/2013          6,025       6,128
MidAmerican Energy Co.                                 6.75%                12/30/2031         15,850      17,379
MidAmerican Energy Holdings                           5.875%                 10/1/2012            670         701
National Rural Utilities
  Cooperative Finance Corp.                            6.50%                  3/1/2007          5,775       6,360
National Rural Utilities
  Cooperative Finance Corp.                            6.20%                  2/1/2008          1,200       1,322
National Rural Utilities
  Cooperative Finance Corp.                            5.75%                 12/1/2008          3,500       3,794
National Rural Utilities
  Cooperative Finance Corp.                            5.75%                 8/28/2009          4,920       5,329
National Rural Utilities
  Cooperative Finance Corp.                            7.25%                  3/1/2012         10,500      12,205


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
National Rural Utilities
  Cooperative Finance Corp.                            8.00%                  3/1/2032          3,400       4,203
Nisource Finance Corp.                                 3.20%                 11/1/2006          1,000       1,005
NiSource Finance Corp.                                7.875%                11/15/2010          4,060       4,848
Nisource Finance Corp.                                 5.40%                 7/15/2014          1,400       1,417
Northern States Power Co.                             7.125%                  7/1/2025          5,000       5,753
Ohio Power Co.                                         4.85%                 1/15/2014          2,250       2,196
Ohio Power Co.                                        6.375%                 7/15/2033          4,225       4,394
Oncor Electric Delivery                               6.375%                 1/15/2015          5,075       5,444
Oncor Electric Delivery                                7.25%                 1/15/2033          7,525       8,459
PacifiCorp                                             6.90%                11/15/2011          7,825       8,968
PacifiCorp                                             7.70%                11/15/2031          4,000       4,894
PECO Energy Co.                                        5.95%                 11/1/2011          4,600       5,001
Pepco Holdings Inc.                                    6.45%                 8/15/2012          2,425       2,630
PPL Energy Supply LLC                                  6.40%                 11/1/2011             25          27
Progress Energy Inc.                                   6.05%                 4/15/2007          1,770       1,912
Progress Energy Inc.                                   5.85%                10/30/2008          1,000       1,076
Progress Energy Inc.                                   7.10%                  3/1/2011          7,540       8,502
Progress Energy Inc.                                   7.75%                  3/1/2031          1,100       1,277
Progress Energy Inc.                                   7.00%                10/30/2031          3,200       3,412
PSEG Power Corp.                                      6.875%                 4/15/2006          9,225      10,068
PSEG Power Corp.                                       7.75%                 4/15/2011          1,650       1,943
PSEG Power Corp.                                       6.95%                  6/1/2012          1,100       1,239
PSEG Power Corp.                                       5.50%                 12/1/2015            900         897
PSEG Power Corp.                                      8.625%                 4/15/2031          2,125       2,727
Public Service of Colorado                            4.375%                 10/1/2008          8,675       8,899
Public Service of Colorado                             5.50%                  4/1/2014            340         352
Scana Corp.                                            6.25%                  2/1/2012          7,400       8,065
South Carolina Electric & Gas Co.                     6.625%                  2/1/2032          4,000       4,435
South Carolina Electric & Gas Co.                      5.30%                 5/15/2033          1,270       1,175
Southern California Edison                             8.00%                 2/15/2007          1,250       1,425
Southwestern Electric Power                            4.50%                  7/1/2005         15,425      15,892
Tenaga Nasional                                        7.50%                 1/15/2096(2)      10,850       9,708
Virginia Electric & Power Co.                          5.75%                 3/31/2006          1,650       1,767
Virginia Electric & Power Co.                         5.375%                  2/1/2007         12,450      13,314
Wisconsin Electric Power                              5.625%                 5/15/2033          1,250       1,197

NATURAL GAS (0.4%)
Columbia Energy Group                                  7.62%                11/28/2025          4,451       4,819
Consolidated Natural Gas                              5.375%                 11/1/2006          3,075       3,308
Consolidated Natural Gas                               6.25%                 11/1/2011          6,300       6,895
Duke Energy Field Services                             7.50%                 8/16/2005          4,105       4,430
Duke Energy Field Services                            7.875%                 8/16/2010          9,100      10,691
Duke Energy Field Services                            8.125%                 8/16/2030            350         428
Enron Corp.                                           7.625%                 9/10/2004**        2,000         440
Enron Corp.                                           6.625%                11/15/2005**        1,375         303
Enron Corp.                                           7.125%                 5/15/2007**        8,646       1,902
Enron Corp.                                           6.875%                10/15/2007**        8,500       1,870
Enron Corp.                                            6.75%                  8/1/2009**        6,445       1,418
Enterprise Products Operating LP                       8.25%                 3/15/2005          5,900       6,344
Enterprise Products Operating LP                      6.875%                  3/1/2033            450         473
Equitable Resources Inc.                               5.15%                11/15/2012            340         349


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
HNG Internorth                                        9.625%                 3/15/2006**        4,680       1,030
Keyspan Corp.                                          7.25%                11/15/2005         17,460      19,031
Keyspan Corp.                                          6.15%                  6/1/2006            560         605
Kinder Morgan Energy Partners, LP                      7.30%                 8/15/2033            450         511
Kinder Morgan Inc.                                     6.50%                  9/1/2012         11,450      12,620
KN Energy, Inc.                                        7.25%                  3/1/2028            800         876
National Fuel Gas Co.                                  5.25%                  3/1/2013            340         343
Panhandle Eastern Pipeline                             4.80%                 8/15/2008(2)         450         460
Sempra Energy                                          6.95%                 12/1/2005         15,000      16,257
Southern Union Co.                                     7.60%                  2/1/2024            800         867
Texas Eastern Transmissions                            5.25%                 7/15/2007            900         950
Texas Gas Transmission                                 4.60%                  6/1/2015          4,000       3,793
Trans-Canada Pipelines                                 4.00%                 6/15/2013          1,825       1,700
Yosemite Security Trust                                8.25%                11/15/2004**(2)    31,685       9,664
                                                                                                       ----------
                                                                                                          546,105
                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $7,849,671)                                                                 8,174,459
-----------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(2.2%)
-----------------------------------------------------------------------------------------------------------------
Canadian Government                                    6.75%                 8/28/2006         12,270      13,655
Export Development Canada                              4.00%                  8/1/2007          5,050       5,218
Federation of Malaysia                                 8.75%                  6/1/2009          5,000       6,139
Federation of Malaysia                                 7.50%                 7/15/2011          1,800       2,132
Instit de Credito Official                             6.00%                 5/19/2008          5,400       5,993
KFW International Finance, Inc.                        2.50%                10/17/2005         42,100      42,544
KFW International Finance, Inc.                        4.75%                 1/24/2007         16,000      16,987
Kredit Weideraufbau                                   2.375%                 9/25/2006         15,000      14,969
Ontario Hydro Electric                                 6.10%                 1/30/2008            800         884
Ontario Hydro Electric                                 7.45%                 3/31/2013          3,400       4,125
Province of British Columbia                          4.625%                 10/3/2006          6,000       6,321
Province of British Columbia                          5.375%                10/29/2008          6,100       6,596
Province of Manitoba                                   4.25%                11/20/2006          4,500       4,701
Province of Manitoba                                   7.50%                 2/22/2010          5,200       6,232
Province of New Brunswick                              3.50%                10/23/2007         19,000      19,255
Province of New Brunswick                              6.75%                 8/15/2013            210         245
Province of Newfoundland                               7.32%                10/13/2023          7,650       9,344
Province of Ontario                                    5.50%                 10/1/2008         31,200      33,853
Province of Ontario                                   5.125%                 7/17/2012          7,950       8,323
Province of Quebec                                     7.00%                 1/30/2007          8,000       8,980
Province of Quebec                                     5.75%                 2/15/2009          9,312      10,196
Province of Quebec                                     5.00%                 7/17/2009         18,870      19,948
Province of Quebec                                    6.125%                 1/22/2011          5,185       5,813
Province of Quebec                                    7.125%                  2/9/2024          1,030       1,208
Province of Quebec                                     7.50%                 9/15/2029          6,680       8,310
Province of Saskatchewan                              7.125%                 3/15/2008          1,200       1,378
Province of Saskatchewan                              7.375%                 7/15/2013          1,400       1,697
Quebec Hydro Electric                                  6.30%                 5/11/2011         10,000      11,291
Quebec Hydro Electric                                  8.40%                 1/15/2022            950       1,252
Region of Lombardy                                    5.804%                10/25/2032          3,250       3,357
Republic of Chile                                     5.625%                 7/23/2007         12,595      13,457
Republic of Chile                                     7.125%                 1/11/2012          3,500       3,984
Republic of Chile                                      5.50%                 1/15/2013            340         350


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                         COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Republic of Italy                                      7.25%                  2/7/2005            100         106
Republic of Italy                                     4.375%                10/25/2006         32,900      34,495
Republic of Italy                                     3.625%                 9/14/2007         33,500      34,213
Republic of Italy                                     5.625%                 6/15/2012         28,500      31,010
Republic of Italy                                     4.375%                 6/15/2013          7,300       7,266
Republic of Italy                                     6.875%                 9/27/2023          3,275       3,883
Republic of Italy                                     5.375%                 6/15/2033          7,800       7,702
Republic of Korea                                     8.875%                 4/15/2008          1,800       2,167
Republic of Korea                                      4.25%                  6/1/2013          1,750       1,692
Republic of Poland                                     5.25%                 1/15/2014            670         672
Republic of South Africa                              7.375%                 4/25/2012         15,175      16,996
State of Israel                                       4.625%                 6/15/2013          1,800       1,719
Swedish Export Credit                                 2.875%                 1/26/2007          4,700       4,724
United Mexican States                                 9.875%                 1/15/2007          7,050       8,389
United Mexican States                                 8.625%                 3/12/2008          8,200       9,635
United Mexican States                                 4.625%                 10/8/2008          7,825       7,942
United Mexican States                                10.375%                 2/17/2009         18,500      23,513
United Mexican States                                 9.875%                  2/1/2010             30          38
United Mexican States                                 8.375%                 1/14/2011          9,817      11,633
United Mexican States                                  7.50%                 1/14/2012         10,000      11,265
United Mexican States                                 6.375%                 1/16/2013          5,315       5,514
United Mexican States                                 5.875%                 1/15/2014          4,500       4,455
United Mexican States                                 6.625%                  3/3/2015          5,200       5,382
United Mexican States                                11.375%                 9/15/2016          5,000       7,123
United Mexican States                                 8.125%                12/30/2019            900       1,007
United Mexican States                                  8.30%                 8/15/2031         18,830      21,250
United Mexican States                                  7.50%                  4/8/2033          3,500       3,640
-----------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS (Cost $549,033)                                                                     566,168
-----------------------------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS (0.2%)
-----------------------------------------------------------------------------------------------------------------
Illinois (Taxable Pension) GO                          4.95%                  6/1/2023          1,475       1,376
Illinois (Taxable Pension) GO                          5.10%                  6/1/2033         28,800      26,343
Oregon (Taxable Pension) GO                           5.762%                  6/1/2023          2,475       2,529
Oregon (Taxable Pension) GO                           5.892%                  6/1/2027          3,575       3,686
Wisconsin Public Service Rev                           4.80%                  5/1/2013          3,150       3,147
Wisconsin Public Service Rev                           5.70%                  5/1/2026          3,550       3,580
-----------------------------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS (Cost $40,195)                                                               40,661
-----------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (5.3%)
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                             0.98%                  1/2/2004        211,512     211,512
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note E                     0.99%                  1/2/2004      1,159,982   1,159,982
-----------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,371,494)                                                      1,371,494
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (104.8%) (Cost $26,284,990)                                                          26,961,891
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
TOTAL BOND MARKET INDEX FUND                                               (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-4.8%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                  $ 544,833
Security Lending Collateral Payable to Brokers--Note E               (1,159,982)
Other Liabilities                                                      (630,283)
                                                                     -----------
                                                                     (1,245,432)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $25,716,459
================================================================================
*See Note A in Notes to Financial Statements.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit), would require congressional action.
**Non-income-producing security--security in default.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the aggregate value of these securities was $477,398,000, representing 1.9% of net assets.
(3)Adjustable-rate note.
GO-General Obligation Bond.

--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $24,998,536
Undistributed Net Investment Income                                          899
Accumulated Net Realized Gains                                            37,371
Unrealized Appreciation
  Investment Securities                                                  676,901
  Swap Contracts                                                           2,752
--------------------------------------------------------------------------------
NET ASSETS                                                           $25,716,459
================================================================================

Investor Shares--Net Assets
Applicable to 1,651,390,081 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $17,031,676
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                $10.31
================================================================================

Admiral Shares--Net Assets
Applicable to 202,838,667 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)   $2,091,985
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                 $10.31
================================================================================

Institutional Shares--Net Assets
Applicable to 639,237,204 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)   $6,592,798
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES                           $10.31
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                           COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
U.S GOVERNMENT AND AGENCY OBLIGATIONS (60.7%)
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (37.4%)
U.S. Treasury Bond                                    10.00%                 5/15/2010          1,150       1,280
U.S. Treasury Bond                                   10.375%                11/15/2012         25,000      31,883
U.S. Treasury Note                                     1.75%                12/31/2004         31,975      32,140
U.S. Treasury Note                                    1.625%                 1/31/2005         39,525      39,673
U.S. Treasury Note                                    1.625%                 3/31/2005        121,025     121,459
U.S. Treasury Note                                    1.625%                 4/30/2005         43,325      43,460
U.S. Treasury Note                                     1.25%                 5/31/2005         66,875      66,697
U.S. Treasury Note                                    1.125%                 6/30/2005            500         497
U.S. Treasury Note                                     1.50%                 7/31/2005         89,800      89,744
U.S. Treasury Note                                     2.00%                 8/31/2005         84,850      85,394
U.S. Treasury Note                                    1.625%                 9/30/2005        211,450     211,351
U.S. Treasury Note                                    1.875%                11/30/2005         22,150      22,192
U.S. Treasury Note                                    1.875%                12/31/2005         75,000      75,047
U.S. Treasury Note                                    6.875%                 5/15/2006          1,625       1,807
U.S. Treasury Note                                     7.00%                 7/15/2006         64,175      71,906
U.S. Treasury Note                                     6.50%                10/15/2006        134,010     149,317
U.S. Treasury Note                                    6.625%                 5/15/2007         74,975      84,874
U.S. Treasury Note                                    6.125%                 8/15/2007          4,500       5,038
U.S. Treasury Note                                    5.625%                 5/15/2008        239,400     265,286
U.S. Treasury Note                                     3.25%                 8/15/2008          1,925       1,938
U.S. Treasury Note                                    3.125%                 9/15/2008        135,875     135,833
U.S. Treasury Note                                    3.375%                12/15/2008         36,675      36,927
U.S. Treasury Note                                     6.00%                 8/15/2009          1,200       1,360
                                                                                                       ----------
                                                                                                        1,575,103
                                                                                                       ----------
AGENCY BONDS AND NOTES (23.3%)
Federal Farm Credit Bank*                              2.50%                11/15/2005         10,000      10,096
Federal Farm Credit Bank*                              2.50%                 3/15/2006         10,000      10,061
Federal Home Loan Bank*                               4.125%                 1/14/2005         20,000      20,561
Federal Home Loan Bank*                               4.625%                 4/15/2005         21,800      22,649
Federal Home Loan Bank*                                3.25%                 8/15/2005          9,200       9,413
Federal Home Loan Bank*                                2.50%                12/15/2005          6,000       6,057
Federal Home Loan Bank*                               5.125%                  3/6/2006        135,575     143,949
Federal Home Loan Bank*                                2.50%                 3/15/2006         12,500      12,577
Federal Home Loan Bank*                               2.875%                 9/15/2006         19,000      19,184
Federal Home Loan Bank*                                2.75%                 3/14/2008         17,500      17,136
Federal Home Loan Bank*                               2.625%                 7/15/2008         16,000      15,474
Federal Home Loan Bank*                                5.80%                  9/2/2008          6,000       6,588
Federal Home Loan Mortgage Corp.*                     6.875%                 1/15/2005         16,675      17,614
Federal Home Loan Mortgage Corp.*                      4.25%                 6/15/2005         15,000      15,561
Federal Home Loan Mortgage Corp.*                      7.00%                 7/15/2005         44,350      47,882
Federal Home Loan Mortgage Corp.*                     2.875%                 9/15/2005         15,000      15,263
Federal Home Loan Mortgage Corp.*                      5.25%                 1/15/2006         46,000      48,918
Federal Home Loan Mortgage Corp.*                      5.50%                 7/15/2006         86,800      93,355
Federal Home Loan Mortgage Corp.*                     4.875%                 3/15/2007         16,000      17,014
Federal Home Loan Mortgage Corp.*                      3.50%                 9/15/2007         23,000      23,390
Federal Home Loan Mortgage Corp.*                      5.75%                 4/15/2008         25,500      27,962
Federal National Mortgage Assn.*                      7.125%                 2/15/2005         45,350      48,216
Federal National Mortgage Assn.*                      3.875%                 3/15/2005         24,725      25,448
Federal National Mortgage Assn.*                       5.75%                 6/15/2005         15,500      16,412
Federal National Mortgage Assn.*                       7.00%                 7/15/2005         40,425      43,645


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                           COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.*                       6.00%                12/15/2005          9,000       9,685
Federal National Mortgage Assn.*                       5.50%                 2/15/2006         22,000      23,498
Federal National Mortgage Assn.*                       2.25%                 5/15/2006          9,000       8,993
Federal National Mortgage Assn.*                       5.25%                 6/15/2006         12,500      13,367
Federal National Mortgage Assn.*                      4.375%                10/15/2006         10,500      11,020
Federal National Mortgage Assn.*                       5.00%                 1/15/2007         21,125      22,544
Federal National Mortgage Assn.*                      7.125%                 3/15/2007         25,150      28,465
Federal National Mortgage Assn.*                       5.25%                 4/15/2007         25,000      26,875
Federal National Mortgage Assn.*                      6.625%                10/15/2007         32,500      36,608
Federal National Mortgage Assn.*                       5.75%                 2/15/2008         19,000      20,822
Federal National Mortgage Assn.*                       6.00%                 5/15/2008         28,075      31,070
Federal National Mortgage Assn.*                       5.25%                 1/15/2009         15,500      16,666
                                                                                                       ----------
                                                                                                          984,038
                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,551,007)                                          2,559,141
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (34.0%)
-----------------------------------------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL MORTGAGE-BACKED SECURITIES (1.1%)
Bank of America Mortgage Securities                   4.654%                 6/25/2032(1)         238         241
California Infrastructure & Econ. Dev. Bank
  Special Purpose Trust PG&E-1                         6.42%                 9/25/2006(1)       6,498       6,907
California Infrastructure & Econ. Dev. Bank
  Special Purpose Trust SDG&E-1                        6.31%                 9/25/2006(1)         909         967
Capital One Auto Finance Trust                         4.88%                 9/15/2008(1)       1,575       1,638
Centex Home Equity                                     4.64%                 8/25/2026(1)         750         759
CIT RV Trust                                           5.96%                 4/15/2011(1)          59          59
Citibank Credit Card Master Trust                      5.30%                  1/7/2004(1)         400         400
Citibank Credit Card Master Trust                      5.50%                 2/15/2004(1)       1,000       1,004
Citigroup Mortgage Loan Trust                         4.185%                 9/25/2033(1)       8,387       8,413
Countrywide Home Loans                                4.508%                 9/19/2032(1)         437         443
Countrywide Home Loans                                 4.18%                 5/25/2033(1)       2,583       2,581
First USA Credit Card Master Trust                     5.28%                 9/18/2006(1)         245         245
Ford Credit Auto Owner Trust                           3.62%                 1/15/2006(1)       1,061       1,069
Ford Credit Auto Owner Trust                           3.13%                11/15/2006(1)       1,050       1,066
Harley-Davidson Motorcycle Trust                       4.50%                 1/15/2010(1)       2,500       2,591
Honda Auto Receivables Owner Trust                     2.19%                 9/15/2006(1)       2,800       2,820
M&T Auto Loan Trust                                    3.04%                10/20/2008(1)       1,000       1,008
PECO Energy Transition Trust                           5.80%                  3/1/2007(1)       1,874       1,928
PP&L Transition Bond Co. LLC                           6.96%                12/26/2007(1)       1,000       1,078
Residential Asset Securities Corp.                    4.988%                 2/25/2027(1)       2,857       2,899
Toyota Auto Receivables Owner Trust                    2.65%                11/15/2006(1)       2,800       2,827
Toyota Auto Receivables Owner Trust                    4.00%                 7/15/2008(1)         950         979
USAA Auto Owner Trust                                  2.93%                 7/16/2007(1)         400         403
Washington Mutual Mortgage Pass-
  Through Certificates                                5.435%                 2/25/2032(1)         395         401
Washington Mutual Mortgage Pass-
  Through Certificates                                5.548%                 4/26/2032(1)       1,162       1,178
Washington Mutual Mortgage Pass-
  Through Certificates                                 5.55%                 4/26/2032(1)         467         476
WFS Financial Owner Trust                              4.50%                 2/20/2010(1)       1,550       1,605
World Omni Auto Receivable Trust                       3.79%                11/21/2005(1)         559         563
                                                                                                       ----------
                                                                                                           46,548
                                                                                                       ----------


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                           COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
FINANCE (16.9%)
BANKING (9.6%)
ABN AMRO Bank NV                                       7.25%                 5/31/2005          1,200       1,288
ABN AMRO Bank NV                                       7.55%                 6/28/2006          1,010       1,134
ABN AMRO Bank NV                                      7.125%                 6/18/2007          4,000       4,514
African Development Bank                               3.25%                  8/1/2008          1,500       1,491
Asian Development Bank                                4.875%                  2/5/2007         11,000      11,729
Associates Corp.                                       7.75%                 2/15/2005          4,300       4,574
Bank of America Corp.                                 7.125%                 9/15/2006          5,000       5,577
Bank of America Corp.                                  5.25%                  2/1/2007          2,000       2,142
Bank of New York                                       3.75%                 2/15/2008          3,250       3,311
Bank One Corp.                                        7.625%                  8/1/2005         10,170      11,075
Bank One Corp.                                         7.60%                  5/1/2007          2,000       2,267
Bank One Corp.                                        4.125%                  9/1/2007          4,500       4,653
Bank One Corp.                                         6.00%                 2/17/2009          5,000       5,501
Bank One Corp. (IL)                                    5.50%                 3/26/2007          2,500       2,702
Bank One NA (IL)                                       3.70%                 1/15/2008          1,000       1,012
BankAmerica Corp.                                      6.20%                 2/15/2006          1,600       1,726
BankAmerica Corp.                                     7.125%                  5/1/2006          2,250       2,487
BankAmerica Corp.                                     6.625%                  8/1/2007          4,210       4,679
Bayerische Landesbank                                 2.875%                10/15/2008          1,800       1,758
BBVA-Bancomer Capital Trust I                         10.50%                 2/16/2011(2)       3,250       3,664
BCH Cayman Islands Ltd.                                6.50%                 2/15/2006          2,500       2,512
BCH Cayman Islands Ltd.                                7.70%                 7/15/2006          1,030       1,154
The Chase Manhattan Corp.                              6.00%                 11/1/2005          1,610       1,719
The Chase Manhattan Corp.                             7.125%                  2/1/2007          2,150       2,392
Citicorp                                              7.625%                  5/1/2005          7,500       8,054
Citigroup Inc.                                        4.125%                 6/30/2005          9,350       9,667
Citigroup Inc.                                         6.75%                 12/1/2005          3,000       3,258
Citigroup Inc.                                         5.75%                 5/10/2006          3,500       3,757
Citigroup Inc.                                         5.50%                  8/9/2006          3,500       3,752
Citigroup Inc.                                         3.50%                  2/1/2008          2,500       2,505
Credit Suisse First Boston USA Inc.                    5.75%                 4/15/2007          5,075       5,464
Credit Suisse First Boston USA Inc.                   4.625%                 1/15/2008          4,500       4,678
Credit Suisse First Boston USA Inc.                   3.875%                 1/15/2009          2,000       1,994
Deutsche Ausgleichbank                                 7.00%                 6/23/2005          6,000       6,456
Deutsche Bank Financial Inc.                           6.70%                12/13/2006            675         747
Donaldson Lufkin & Jenrette, Inc.                      8.00%                  3/1/2005          2,500       2,673
European Bank for Reconstruction
  & Development                                       5.375%                 6/15/2006          2,000       2,146
European Investment Bank                               4.00%                 3/15/2005         26,000      26,831
European Investment Bank                              4.875%                  9/6/2006          6,000       6,375
European Investment Bank                              7.125%                 9/18/2006            800         897
European Investment Bank                              4.625%                  3/1/2007          5,000       5,293
European Investment Bank                               3.00%                 6/16/2008          4,000       3,979
Fifth Third Bank                                      3.375%                 8/15/2008          3,100       3,092
First Union Corp.                                     6.625%                 7/15/2005          6,000       6,436
Fleet Boston Financial Corp.                          4.875%                 12/1/2006          5,025       5,321
Fleet Boston Financial Corp.                           3.85%                 2/15/2008          3,700       3,760
Fleet Financial Group, Inc.                           7.125%                 4/15/2006          1,300       1,414
Golden West Financial                                 4.125%                 8/15/2007          3,250       3,349
HSBC Bank PLC                                         7.625%                 6/15/2006          2,000       2,239


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                           COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
HSBC USA Inc.                                          7.00%                 11/1/2006          2,500       2,781
Inter-American Development Bank                       5.375%                 1/18/2006          3,000       3,200
Inter-American Development Bank                       6.125%                  3/8/2006          3,225       3,498
Inter-American Development Bank                       6.625%                  3/7/2007          2,375       2,659
Inter-American Development Bank                       6.375%                10/22/2007          2,425       2,717
Inter-American Development Bank                       3.375%                 3/17/2008          1,500       1,514
International Bank for Reconstruction
  & Development                                        5.00%                 3/28/2006          5,000       5,310
International Bank for Reconstruction
  & Development                                       6.625%                 8/21/2006          4,500       4,979
International Bank for Reconstruction
  & Development                                       4.375%                 9/28/2006         25,000      26,227
International Finance Corp.                            5.25%                  5/2/2006          5,000       5,357
International Finance Corp.                            3.00%                 4/15/2008          1,650       1,647
Key Bank NA                                            4.10%                 6/30/2005          1,000       1,029
Keycorp                                               4.625%                 5/16/2005          3,000       3,103
Korea Development Bank                                 6.75%                 12/1/2005          2,035       2,159
Korea Development Bank                                 5.25%                11/16/2006          4,630       4,898
Landwirtschaft Rentenbank                             3.375%                11/15/2007          6,200       6,259
Landwirtschaft Rentenbank                              3.25%                 6/16/2008          1,700       1,693
Landwirtschaft Rentenbank                             3.875%                  9/4/2008          3,500       3,564
Marshall & Ilsley Bank                                4.125%                  9/4/2007          2,500       2,589
Mellon Bank NA                                         6.50%                  8/1/2005          3,000       3,159
Mellon Financial Co.                                   6.70%                  3/1/2008          1,000       1,125
Mercantile Bancorp (Firstar)                           7.30%                 6/15/2007          1,000       1,142
J.P. Morgan Chase & Co.                                6.50%                  8/1/2005          1,200       1,280
J.P. Morgan Chase & Co.                               5.625%                 8/15/2006          1,900       2,040
J.P. Morgan Chase & Co.                                5.35%                  3/1/2007          1,642       1,752
J.P. Morgan Chase & Co.                                5.25%                 5/30/2007          8,575       9,193
J.P. Morgan Chase & Co.                               3.625%                  5/1/2008          2,000       2,005
National City Bank of Indiana                         4.875%                 7/20/2007          2,200       2,321
National City Corp.                                    7.20%                 5/15/2005          3,375       3,603
NationsBank Corp.                                      7.50%                 9/15/2006          1,500       1,686
NationsBank Corp.                                     6.375%                 2/15/2008          3,300       3,666
Nordic Investment Bank                                3.125%                 4/24/2008          3,350       3,347
Oesterreich Kontrollbank                               5.50%                 1/20/2006          6,370       6,794
Oesterreich Kontrollbank                              5.125%                 3/20/2007          2,500       2,694
PNC Funding Corp.                                      5.75%                  8/1/2006          4,800       5,158
Popular North America Inc.                            6.125%                10/15/2006          3,000       3,225
Royal Bank of Scotland Group PLC                      7.375%                  4/1/2006          1,000       1,096
SunTrust Banks, Inc.                                  7.375%                  7/1/2006          4,500       5,006
SunTrust Banks, Inc.                                   7.25%                 9/15/2006          1,000       1,111
Swiss Bank Corp.                                       6.75%                 7/15/2005          1,500       1,611
Synovus Financial Corp.                                7.25%                12/15/2005          1,700       1,865
Union Planters Bank NA                                5.125%                 6/15/2007          1,430       1,519
US Bancorp                                             5.10%                 7/15/2007          4,000       4,269
US Bancorp                                            3.125%                 3/15/2008          2,000       1,978
US Bank National Assoc                                 2.85%                11/15/2006          3,000       3,010
Wachovia Corp.                                         7.45%                 7/15/2005          1,500       1,626
Wachovia Corp.                                         4.95%                 11/1/2006         10,500      11,130
Wells Fargo & Co.                                     6.875%                  4/1/2006          1,100       1,198
Wells Fargo & Co.                                      5.90%                 5/21/2006          1,900       2,049


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                           COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                     5.125%                 2/15/2007          3,550       3,790
Wells Fargo & Co.                                     4.875%                 6/12/2007          4,500       4,779
Wells Fargo & Co.                                      5.25%                 12/1/2007          5,000       5,369
Wells Fargo & Co.                                      3.50%                  4/4/2008          6,500       6,530

BROKERAGE (2.4%)
Bear Stearns & Co., Inc.                               5.70%                 1/15/2007          1,875       2,030
Bear Stearns & Co., Inc.                               7.00%                  3/1/2007          5,300       5,900
Bear Stearns & Co., Inc.                               7.80%                 8/15/2007          1,800       2,073
Bear Stearns & Co., Inc.                               4.00%                 1/31/2008          3,000       3,053
Bear Stearns & Co., Inc.                              2.875%                  7/2/2008          3,000       2,900
Goldman Sachs Group Inc.                              7.625%                 8/17/2005          3,900       4,242
Goldman Sachs Group Inc.                              4.125%                 1/15/2008          1,000       1,023
Lehman Brothers Holdings Inc.                          7.75%                 1/15/2005          7,350       7,839
Lehman Brothers Holdings Inc.                         6.625%                  2/5/2006          5,260       5,708
Lehman Brothers Holdings Inc.                          6.25%                 5/15/2006          3,000       3,256
Lehman Brothers Holdings Inc.                         7.375%                 1/15/2007          2,500       2,786
Lehman Brothers Holdings Inc.                         6.625%                 2/15/2008          2,300       2,563
Merrill Lynch & Co., Inc.                              7.00%                 1/15/2007          1,042       1,140
Merrill Lynch & Co., Inc.                             3.375%                 9/14/2007          3,000       3,009
Merrill Lynch & Co., Inc.                              4.00%                11/15/2007         10,350      10,578
Merrill Lynch & Co., Inc.                              6.00%                 2/17/2009          1,000       1,092
Morgan Stanley Dean Witter Discover & Co.              6.10%                 4/15/2006          1,150       1,242
Morgan Stanley Dean Witter Discover & Co.             6.875%                  3/1/2007          2,250       2,507
Morgan Stanley Dean Witter Discover & Co.              5.80%                  4/1/2007         15,075      16,352
Morgan Stanley Dean Witter Discover & Co.             3.625%                  4/1/2008          2,200       2,197
Salomon Smith Barney Holdings Inc.                    5.875%                 3/15/2006          6,000       6,435
Salomon Smith Barney Holdings Inc.                    7.375%                 5/15/2007          2,000       2,261
Spear, Leeds & Kellogg, LP                             8.25%                 8/15/2005(2)       5,500       6,044
Waddell & Reed Financial                               7.50%                 1/18/2006          2,750       2,982

FINANCE COMPANIES (3.6%)
American Express Co.                                   3.75%                11/20/2007          2,250       2,288
American Express Credit Corp.                          3.00%                 5/16/2008          3,000       2,935
American General Finance Corp.                         3.00%                11/15/2006          2,900       2,909
American General Finance Corp.                         5.75%                 3/15/2007          4,200       4,538
Capital One Bank                                      6.875%                  2/1/2006          3,000       3,234
Capital One Bank                                      4.875%                 5/15/2008          1,750       1,813
Capital One Bank                                       4.25%                 12/1/2008          2,500       2,503
CIT Group Inc.                                         6.50%                  2/7/2006          5,300       5,718
CIT Group Inc.                                        4.125%                 2/21/2006          1,500       1,547
CIT Group Inc.                                        2.875%                 9/29/2006          3,000       2,993
CIT Group Inc.                                         5.75%                 9/25/2007          5,000       5,391
Countrywide Home Loan                                 5.625%                 5/15/2007          6,000       6,463
Countrywide Home Loan                                  3.25%                 5/21/2008          2,500       2,458
Countrywide Home Loan                                  6.25%                 4/15/2009          1,500       1,662
General Electric Capital Corp.                         6.80%                 11/1/2005          9,970      10,805
General Electric Capital Corp.                         2.85%                 1/30/2006          2,500       2,531
General Electric Capital Corp.                         2.75%                 9/25/2006          2,000       2,004
General Electric Capital Corp.                         5.00%                 2/15/2007          2,000       2,124
General Electric Capital Corp.                        5.375%                 3/15/2007          5,900       6,330
General Electric Capital Corp.                         8.75%                 5/21/2007          2,500       2,913


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                           COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                         5.00%                 6/15/2007          5,000       5,306
General Electric Capital Corp.                         4.25%                 1/15/2008          4,000       4,120
General Electric Capital Corp.                         3.50%                  5/1/2008          1,000         999
General Electric Capital Corp.                        4.625%                 9/15/2009          2,500       2,587
Heller Financial Inc.                                  8.00%                 6/15/2005          3,605       3,914
Household Finance Corp.                                6.50%                 1/24/2006          6,000       6,493
Household Finance Corp.                                7.20%                 7/15/2006          1,250       1,385
Household Finance Corp.                                5.75%                 1/30/2007         11,025      11,880
Household Finance Corp.                                7.65%                 5/15/2007          1,000       1,139
Household Finance Corp.                                6.40%                 6/17/2008          3,600       3,998
Household Finance Corp.                               4.125%                12/15/2008          3,400       3,417
International Lease Finance Corp.                      4.00%                 1/17/2006          5,000       5,156
International Lease Finance Corp.                     5.625%                  6/1/2007          2,625       2,818
International Lease Finance Corp.                      4.50%                  5/1/2008          3,000       3,096
MBNA America Bank NA                                   7.75%                 9/15/2005(2)       2,250       2,447
MBNA America Bank NA                                  5.375%                 1/15/2008          2,500       2,684
SLM Corp.                                             3.625%                 3/17/2008          3,000       2,993
USA Education Inc.                                    5.625%                 4/10/2007          5,775       6,229
Washington Mutual Finance Corp.                        6.25%                 5/15/2006          8,775       9,521

INSURANCE (1.0%)
ACE Ltd.                                               6.00%                  4/1/2007          2,900       3,129
Allstate Corp.                                        5.375%                 12/1/2006          7,000       7,505
American International Group Inc.                      2.85%                 12/1/2005          5,000       5,074
American International Group Inc.                     2.875%                 5/15/2008(2)       1,000         974
Berkshire Hathaway Inc.                               3.375%                10/15/2008(2)       1,500       1,493
Equitable Cos. Inc.                                    6.50%                  4/1/2008          2,000       2,210
Hartford Financial Services Group                      4.70%                  9/1/2007          1,800       1,878
John Hancock Global Funding II                        5.625%                 6/27/2006(2)       2,100       2,249
Marsh & McLennan Cos. Inc.                            3.625%                 2/15/2008          3,000       3,007
MetLife Inc.                                           5.25%                 12/1/2006          2,000       2,133
Monumental Global Funding II                           6.05%                 1/19/2006(2)       3,500       3,751
Nationwide Life Global Funding                         5.35%                 2/15/2007(2)       1,750       1,863
Principal Life Global Funding I                       6.125%                  3/1/2006(2)       1,700       1,830
Protective Life                                        3.70%                11/24/2008          1,275       1,268
Travelers Property Casualty                            3.75%                 3/15/2008          2,525       2,530

REAL ESTATE INVESTMENT TRUSTS (0.3%)
Archstone-Smith Trust                                  3.00%                 6/15/2008          2,000       1,930
EOP Operating LP                                      8.375%                 3/15/2006          2,300       2,579
EOP Operating LP                                       7.75%                11/15/2007          2,300       2,617
ERP Operating Properties Trust                         6.63%                 4/13/2005          1,000       1,052
Simon Property Group LP                               6.375%                11/15/2007          2,000       2,170
Vornado Realty                                        5.625%                 6/15/2007          1,500       1,569
                                                                                                       ----------
                                                                                                          711,871
                                                                                                       ----------
INDUSTRIAL (13.7%)
BASIC INDUSTRY (0.8%)
Chevron Phillips Chemical Co.                         5.375%                 6/15/2007          2,500       2,649
Dow Chemical Co.                                       5.00%                11/15/2007          1,500       1,576
E.I. du Pont de Nemours & Co.                          6.75%                  9/1/2007          1,575       1,771
Eastman Chemical Co.                                   3.25%                 6/15/2008          1,750       1,678


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                           COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
ICI Wilmington Inc.                                   4.375%                 12/1/2008          2,200       2,189
International Paper Co.                               8.125%                  7/8/2005          1,095       1,190
International Paper Co.                                3.80%                  4/1/2008          2,000       1,997
International Paper Co.                                4.25%                 1/15/2009          1,000       1,003
Monsanto Co.                                           4.00%                 5/15/2008          2,000       2,002
Praxair Inc.                                           2.75%                 6/15/2008          3,000       2,895
Rio Tinto Finance USA Ltd.                            2.625%                 9/30/2008          2,000       1,917
Thiokol Corp.                                         6.625%                  3/1/2008          4,150       4,628
Vale Overseas Ltd.                                    8.625%                  3/8/2007          1,350       1,502
Weyerhaeuser Co.                                       5.50%                 3/15/2005          6,250       6,498

CAPITAL GOODS (1.4%)
Boeing Capital Corp.                                   5.75%                 2/15/2007          6,500       7,000
Bombardier Capital Corp.                              6.125%                 6/29/2006(2)         750         795
Caterpillar Financial Services Corp.                   5.95%                  5/1/2006          5,000       5,391
John Deere Capital Corp.                              4.125%                 7/15/2005          4,000       4,132
Emerson Electric Co.                                  7.875%                  6/1/2005          1,500       1,626
General Dynamics                                      2.125%                 5/15/2006          1,025       1,019
General Dynamics                                       3.00%                 5/15/2008          1,025       1,003
Goodrich Corp.                                         6.45%                12/15/2007          3,000       3,263
Honeywell International Inc.                          5.125%                 11/1/2006          3,000       3,196
Lockheed Martin Corp.                                  7.70%                 6/15/2008          3,800       4,434
Masco Corp.                                            6.75%                 3/15/2006          3,500       3,810
McDonnell Douglas Corp.                               6.875%                 11/1/2006          1,500       1,632
Northrop Grumman Corp.                                 7.00%                  3/1/2006          4,157       4,556
Raytheon Co                                            4.50%                11/15/2007          2,000       2,055
Raytheon Co.                                           6.75%                 8/15/2007          4,000       4,420
Textron Financial Corp.                               5.875%                  6/1/2007          3,300       3,555
United Technologies Corp.                             4.875%                 11/1/2006          5,000       5,304
USA Waste Services                                    7.125%                 10/1/2007          2,000       2,240
Waste Management, Inc.                                 6.50%                11/15/2008          1,025       1,128

COMMUNICATION (2.6%)
Ameritech Capital Funding                              6.15%                 1/15/2008          3,000       3,276
AT&T Corp.                                             6.50%                11/15/2006          5,000       5,520
AT&T Wireless Services Inc.                            7.50%                  5/1/2007          4,200       4,707
BellSouth Corp.                                        5.00%                10/15/2006          2,150       2,280
British Sky Broadcasting Corp.                         7.30%                10/15/2006          1,815       2,023
British Telecommunications PLC                        7.875%                12/15/2005          6,250       6,880
Citizens Communications                                8.50%                 5/15/2006          1,000       1,095
Clear Channel Communications Inc.                      6.00%                 11/1/2006          2,000       2,164
Comcast Cable Communications, Inc.                    6.375%                 1/30/2006          7,050       7,582
Comcast Cable Communications, Inc.                    6.875%                 6/15/2009          1,000       1,120
Deutsche Telekom International Finance                 8.25%                 6/15/2005          5,900       6,406
Deutsche Telekom International Finance                3.875%                 7/22/2008          2,075       2,076
France Telecom                                         8.45%                  3/1/2006          4,600       5,116
Gannett Co. Inc.                                       4.95%                  4/1/2005          1,000       1,040
Grupo Televisa SA                                     8.625%                  8/8/2005          2,300       2,521
Intelsat Ltd.                                          5.25%              11/1/2008(2)          1,300       1,339
Lenfest Communications, Inc.                          8.375%                 11/1/2005          1,550       1,712
News America Inc.                                     6.625%                  1/9/2008          1,500       1,677


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                           COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
SBC Communications Inc.                                5.75%                  5/2/2006          3,000       3,197
Sprint Capital Corp.                                   7.90%                 3/15/2005          5,150       5,485
Sprint Capital Corp.                                   6.00%                 1/15/2007          1,350       1,436
Sprint Capital Corp.                                  6.125%                11/15/2008          2,500       2,654
Telecom Italia                                         4.00%                11/15/2008(2)       2,000       2,016
Telecomunicaciones de Puerto Rico                      6.65%                 5/15/2006          2,400       2,610
Telefonica Europe BV                                   7.35%                 9/15/2005          1,000       1,088
Telefonos de Mexico SA                                 8.25%                 1/26/2006          2,750       3,033
Telefonos de Mexico SA                                 4.50%                11/19/2008(2)       1,600       1,608
Univision Communications Inc.                         2.875%                10/15/2006          1,000         999
Univision Communications Inc.                          3.50%                10/15/2007          1,000       1,000
Verizon Global Funding Corp.                           6.75%                 12/1/2005          7,500       8,129
Verizon Global Funding Corp.                          6.125%                 6/15/2007          3,000       3,280
Verizon Wireless Inc.                                 5.375%                12/15/2006          4,950       5,278
Vodafone AirTouch PLC                                 7.625%                 2/15/2005          7,000       7,460

Consumer Cyclical (4.0%)
AOL Time Warner Inc.                                   6.15%                  5/1/2007          4,325       4,714
CBS Corp.                                              7.15%                 5/20/2005          2,700       2,893
Cendant Corp.                                         6.875%                 8/15/2006          2,350       2,573
Cendant Corp.                                          6.25%                 1/15/2008          2,000       2,179
Centex Corp.                                           4.75%                 1/15/2008          1,000       1,031
Costco Wholesale Corp.                                 5.50%                 3/15/2007          1,250       1,346
DaimlerChrysler North America Holding Corp.            7.40%                 1/20/2005          8,000       8,439
DaimlerChrysler North America Holding Corp.            7.25%                 1/18/2006          1,800       1,954
DaimlerChrysler North America Holding Corp.            6.40%                 5/15/2006          4,500       4,834
DaimlerChrysler North America Holding Corp.            4.75%                 1/15/2008          1,800       1,841
DaimlerChrysler North America Holding Corp.            4.05%                  6/4/2008          5,000       4,959
Delphi Corp.                                           6.55%                 6/15/2006          1,000       1,072
The Walt Disney Co.                                    6.75%                 3/30/2006          3,000       3,264
The Walt Disney Co.                                   5.375%                  6/1/2007          4,200       4,462
Ford Motor Credit Co.                                  7.75%                 3/15/2005          2,500       2,644
Ford Motor Credit Co.                                 6.875%                  2/1/2006         16,900      18,014
Ford Motor Credit Co.                                  6.50%                 1/25/2007         20,500      21,835
Ford Motor Credit Co.                                 5.625%                 10/1/2008            750         774
Ford Motor Credit Co.                                  5.80%                 1/12/2009          1,000       1,027
General Motors Acceptance Corp.                        5.25%                 5/16/2005          4,550       4,719
General Motors Acceptance Corp.                        7.50%                 7/15/2005          1,000       1,073
General Motors Acceptance Corp.                        6.75%                 1/15/2006         12,700      13,597
General Motors Acceptance Corp.                        4.50%                 7/15/2006          4,500       4,623
General Motors Acceptance Corp.                       6.125%                 9/15/2006          4,500       4,808
General Motors Acceptance Corp.                       6.125%                  2/1/2007          4,000       4,267
General Motors Acceptance Corp.                       6.125%                 8/28/2007          1,000       1,069
General Motors Corp.                                   7.10%                 3/15/2006          1,000       1,077
General Motors Corp.                                  6.375%                  5/1/2008          1,000       1,067
Harrah's Operating Co. Inc.                           7.125%                  6/1/2007            400         444
Harrah's Operating Co. Inc.                            7.50%                 1/15/2009          2,000       2,281
Liberty Media Corp.                                    3.50%                 9/25/2006          4,000       4,017
Lowe's Cos. Inc.                                       7.50%                12/15/2005          1,825       2,013
Target Corp.                                          3.375%                  3/1/2008          6,000       6,006
Target Corp.                                           5.40%                 10/1/2008          1,500       1,616


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                           COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Time Warner Inc.                                       7.75%                 6/15/2005          5,400       5,839
Viacom Inc.                                            7.75%                  6/1/2005          1,000       1,082
Viacom Inc.                                            6.40%                 1/30/2006          4,650       5,030
Visteon Corp.                                          7.95%                  8/1/2005          1,400       1,497
Wal-Mart Stores, Inc.                                  5.45%                  8/1/2006          4,400       4,732
Wal-Mart Stores, Inc.                                 4.375%                 7/12/2007          3,400       3,551
Wal-Mart Stores, Inc. Canada                           5.58%                  5/1/2006(2)       3,400       3,648

CONSUMER NONCYCLICAL (2.4%)
Abbott Laboratories                                   5.625%                  7/1/2006          4,200       4,519
Altria Group                                          5.625%                 11/4/2008          1,000       1,025
American Home Products                                 6.25%                 3/15/2006          4,000       4,335
Bristol-Myers Squibb                                   4.75%                 10/1/2006          7,750       8,168
Bristol-Myers Squibb                                   4.00%                 8/15/2008(2)       1,000       1,018
Bunge Ltd. Finance Corp.                              4.375%                12/15/2008(2)         850         854
Coca-Cola Enterprises Inc.                             5.25%                 5/15/2007          1,982       2,128
Coca-Cola Enterprises Inc.                             5.75%                 11/1/2008          1,000       1,094
Conagra Foods Inc.                                     7.50%                 9/15/2005          3,820       4,153
Diageo Capital PLC                                     3.50%                11/19/2007          4,650       4,679
Diageo Capital PLC                                    3.375%                 3/20/2008          2,800       2,787
General Mills Inc.                                    2.625%                10/24/2006          2,500       2,485
General Mills Inc.                                    5.125%               2/2015/2007          2,000       2,126
Gillette Co.                                          4.125%               8/2030/2007          1,500       1,560
International Flavors & Fragrances                     6.45%               5/2015/2006          1,050       1,137
Kellogg Co.                                            6.00%                4/201/2006          2,750       2,960
Kellogg Co.                                           2.875%                  6/1/2008          1,500       1,453
Kraft Foods Inc.                                      4.625%                 11/1/2006          5,000       5,220
Kraft Foods Inc.                                       4.00%                 10/1/2008          1,000       1,007
Kroger Co.                                             7.65%                 4/15/2007          4,250       4,806
Fred Meyer, Inc.                                      7.375%                  3/1/2005          2,000       2,123
Pharmacia Corp.                                        5.75%                 12/1/2005          6,000       6,410
Philip Morris Cos., Inc.                               7.00%                 7/15/2005          4,775       5,037
Procter & Gamble Co.                                   4.75%                 6/15/2007          7,000       7,399
Quest Diagnostic Inc.                                  6.75%                 7/12/2006          2,675       2,921
Safeway Inc.                                           6.15%                  3/1/2006          1,000       1,071
Safeway Inc.                                           6.50%                11/15/2008          3,800       4,174
Sara Lee Corp.                                         1.95%                 6/15/2006          2,500       2,460
Tyson Foods Inc.                                       7.25%                 10/1/2006          3,000       3,291
Unilever Capital Corp.                                6.875%                 11/1/2005          2,500       2,711
United Health Group Inc.                               5.20%                 1/17/2007          3,075       3,277
Wyeth                                                 4.125%                  3/1/2008          3,000       3,101

ENERGY (1.1%)
Anadarko Petroleum Corp.                               3.25%                  5/1/2008          3,000       2,955
BP Canada Finance                                     3.375%                10/31/2007          2,000       2,009
BP Capital Markets PLC                                 2.35%                 6/15/2006          1,500       1,510
BP Capital Markets PLC                                 2.75%                12/29/2006          2,100       2,103
BP Capital Markets PLC                                2.625%                 3/15/2007          2,000       1,992
Burlington Resources Inc.                              5.60%                 12/1/2006          1,300       1,404
ChevronTexaco Capital Co.                              3.50%                 9/17/2007          8,000       8,157
Conoco Funding Co.                                     5.45%                10/15/2006          2,000       2,147


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                           COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Kerr McGee Corp.                                      5.875%                 9/15/2006          2,875       3,087
Marathon Oil Corp.                                    5.375%                  6/1/2007          1,750       1,863
Occidental Petroleum                                  5.875%                 1/15/2007          5,000       5,425
Pemex Project Funding Master Trust                     8.50%                 2/15/2008          4,950       5,705
Petroleos Mexicanos                                    6.50%                  2/1/2005          1,500       1,569
Phillips Petroleum Co.                                 8.50%                 5/25/2005          4,950       5,421
Transocean Sedco Forex Inc.                            6.95%                 4/15/2008          1,900       2,132

TECHNOLOGY (1.0%)
Computer Associates International                     6.375%                 4/15/2005          2,000       2,100
Computer Associates International                      6.50%                 4/15/2008          1,000       1,080
Computer Sciences Corp.                                3.50%                 4/15/2008          3,500       3,490
Eastman Kodak Co.                                     3.625%                 5/15/2008          2,500       2,379
Electronic Data Systems                               7.125%                 5/15/2005(2)       2,400       2,526
First Data Corp.                                       4.70%                 11/1/2006          4,500       4,737
First Data Corp.                                      3.375%                  8/1/2008          1,000         993
Hewlett-Packard Co.                                    7.15%                 6/15/2005          6,500       6,989
Hewlett-Packard Co.                                    5.75%                12/15/2006          2,500       2,699
International Business Machines Corp.                 4.875%                 10/1/2006          5,000       5,295
Motorola Inc.                                          6.75%                  2/1/2006          4,100       4,389
Texas Instruments Inc.                                6.125%                  2/1/2006          3,100       3,330

TRANSPORTATION (0.4%)
Burlington Northern Santa Fe Corp.                    7.875%                 4/15/2007          2,200       2,537
CSX Corp.                                              7.45%                  5/1/2007          2,000       2,263
ERAC USA Finance Co.                                   7.35%                 6/15/2008(2)       1,600       1,810
Hertz Corp.                                            8.25%                  6/1/2005          2,000       2,138
Hertz Corp.                                            4.70%                 10/2/2006          1,500       1,519
Norfolk Southern Corp.                                8.375%                 5/15/2005            650         704
Norfolk Southern Corp.                                 7.35%                 5/15/2007          1,750       1,971
Union Pacific Corp.                                    6.40%                  2/1/2006          3,965       4,277

OTHER
Steelcase Inc.                                        6.375%                11/15/2006          1,400       1,439
                                                                                                       ----------
                                                                                                          577,405
                                                                                                       ----------
UTILITIES (2.3%)
ELECTRIC (1.8%)
Alabama Power                                         7.125%                 10/1/2007          5,000       5,638
American Electric Power                               6.125%                 5/15/2006          1,700       1,825
CalEnergy Co. Inc.                                     7.63%                10/15/2007          2,175       2,461
Commonwealth Edison                                    3.70%                  2/1/2008          5,000       4,995
Consolidated Edison Inc.                              6.625%                12/15/2005          2,500       2,708
Constellation Energy Group Inc.                        6.35%                  4/1/2007          3,300       3,615
Consumers Energy Co.                                   4.25%                 4/15/2008(2)       2,000       2,016
Consumers Energy Co.                                   4.80%                 2/17/2009(2)       1,000       1,018
DTE Energy Co.                                         6.45%                  6/1/2006          3,250       3,496
Duke Energy Corp.                                      3.75%                  3/5/2008          3,000       3,011
Entergy Gulf States, Inc.                              3.60%                  6/1/2008(2)       1,250       1,220
FirstEnergy Corp.                                      5.50%                11/15/2006          5,000       5,180
Florida Power & Light                                 6.875%                 12/1/2005          2,150       2,335
FPL Group Capital Inc.                                 3.25%                 4/11/2006          1,500       1,526


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                           COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
FPL Group Capital Inc.                                7.625%                 9/15/2006          1,570       1,760
National Rural Utilities Cooperative
  Finance Corp.                                        6.00%                 5/15/2006          1,000       1,071
National Rural Utilities Cooperative
Finance Corp.                                          6.50%                  3/1/2007          7,100       7,819
Nisource Finance Corp.                                 3.20%                 11/1/2006          3,000       3,016
Pepco Holdings Inc.                                    5.50%                 8/15/2007          3,275       3,499
Progress Energy Inc.                                   6.75%                  3/1/2006          1,500       1,627
Progress Energy Inc.                                   6.05%                 4/15/2007          2,500       2,701
PSEG Power Corp.                                      6.875%                 4/15/2006          1,375       1,501
Public Service of Colorado                            4.375%                 10/1/2008          1,600       1,641
Public Service of New Mexico                           4.40%                 9/15/2008          1,250       1,268
Southern California Edison                             8.00%                 2/15/2007          1,500       1,709
Southwestern Electric Power                            4.50%                  7/1/2005          3,000       3,091
TXU Energy Co.                                        6.125%                 3/15/2008          1,000       1,070
Virginia Electric & Power Co.                          5.75%                 3/31/2006          1,000       1,071
Virginia Electric & Power Co.                         5.375%                  2/1/2007          2,850       3,048

NATURAL GAS (0.5%)
Consolidated Natural Gas                              5.375%                 11/1/2006          4,600       4,948
Duke Energy Field Services                             7.50%                 8/16/2005          3,500       3,777
Enron Corp.                                           7.625%                 9/10/2004**        1,000         220
Enterprise Products Operating LP                       8.25%                 3/15/2005          1,300       1,398
HNG Internorth                                        9.625%                 3/15/2006**        1,500         330
Keyspan Corp.                                          7.25%                11/15/2005          4,445       4,845
Sempra Energy                                          6.95%                 12/1/2005          2,000       2,168
Yosemite Security Trust                                8.25%                11/15/2004**(2)     3,225         984
                                                                                                       ----------
                                                                                                           95,606
                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $1,395,579)                                                                 1,431,430
-----------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(3.9%)
-----------------------------------------------------------------------------------------------------------------
Canadian Government                                   6.375%                 7/21/2005          5,000       5,357
Canadian Government                                    6.75%                 8/28/2006            700         779
Export Development Canada                              4.00%                8/201/2007          1,750       1,808
Instit de Credito Official                             6.00%                 5/19/2008          3,500       3,885
KFW International Finance, Inc.                        2.50%                10/17/2005         21,000      21,221
KFW International Finance, Inc.                        4.75%                 1/24/2007         11,000      11,678
Kredit Wiederaufbau                                   2.375%                 9/25/2006          2,900       2,894
Kredit Wiederaufbau                                   3.375%                 1/23/2008          2,000       2,019
Ontario Hydro Electric                                 6.10%                 1/30/2008          2,000       2,210
Province of British Columbia                          4.625%                 10/3/2006          1,085       1,143
Province of British Columbia                          5.375%                10/29/2008          2,000       2,163
Province of Manitoba                                   4.25%                11/20/2006          2,500       2,612
Province of New Brunswick                              3.50%                10/23/2007          4,500       4,560
Province of Ontario                                    6.00%                 2/21/2006          5,000       5,384
Province of Ontario                                    3.50%                 9/17/2007          7,500       7,614
Province of Ontario                                    5.50%                 10/1/2008          7,000       7,595
Province of Quebec                                     7.00%                 1/30/2007          6,478       7,272
Province of Quebec                                     5.75%                 2/15/2009          2,000       2,190
Republic of Chile                                     5.625%                 7/23/2007          3,000       3,205


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                           COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Republic of Italy                                      7.25%                  2/7/2005          3,400       3,609
Republic of Italy                                      2.50%                 3/31/2006          4,000       4,028
Republic of Italy                                     4.375%                10/25/2006          8,000       8,388
Republic of Italy                                      2.75%                12/15/2006          6,000       5,993
Republic of Italy                                     3.625%                 9/14/2007         19,000      19,405
Republic of Korea                                     8.875%                 4/15/2008          6,500       7,827
Republic of South Africa                              8.375%                10/17/2006          2,650       3,004
Swedish Export Credit                                 2.875%                 1/26/2007          2,050       2,060
United Mexican States                                 9.875%                 1/15/2007          8,850      10,532
United Mexican States                                 8.625%                 3/12/2008          1,500       1,763
United Mexican States                                 4.625%                 10/8/2008          1,100       1,117
United Mexican States                                10.375%                 2/17/2009          1,000       1,271
-----------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS (Cost $162,665)                                                                     164,586
-----------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (13.4%)
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                             0.98%                  1/2/2004         52,127     52,127
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note E                     0.99%                  1/2/2004        514,625    514,625
-----------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $566,752)                                                         566,752
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (112.0%) (Cost $4,676,003)                                                           4,721,909
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-12.0%)
-----------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                     146,348
Payables for Investment Securities Purchased                                                            (115,312)
Security Lending Collateral Payable to Brokers--Note E                                                  (514,625)
Other Liabilities                                                                                        (20,795)
                                                                                                       ----------
                                                                                                        (504,384)
                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                      $4,217,525
=================================================================================================================
*See Note A in Notes to Financial Statements.
*The issuer operates under a congressional  charter;  its securities are neither issued nor guaranteed by the U.S.  government.  If needed,  access to additional funding  from the U.S.  Treasury  (beyond the  issuer's  line-of-credit),  would require congressional action.
**Non-income-producing security--security in default.
(1)The  average  maturity  is  shorter  than the  final  maturity  shown  due to scheduled interim principal payments and prepayments.
(2)Security  exempt from  registration  under Rule 144A of the Securities Act of
1933.  These  securities may be sold in transactions  exempt from  registration, normally to qualified  institutional buyers. At December 31, 2003, the aggregate value of these securities was $45,167,000, representing 1.1% of net assets.

--------------------------------------------------------------------------------

                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $4,168,832
Undistributed Net Investment Income                                           --
Accumulated Net Realized Gains                                             2,787
Unrealized Appreciation                                                   45,906
--------------------------------------------------------------------------------
NET ASSETS                                                            $4,217,525
================================================================================

Investor Shares--Net Assets
Applicable to 295,936,451 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)   $3,040,913
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                $10.28
================================================================================

Admiral Shares---Net Assets
Applicable to 114,505,928 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)   $1,176,612
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                 $10.28
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                    COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
U.S GOVERNMENT AND AGENCY OBLIGATIONS (42.9%)
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (24.1%)
U.S. Treasury Bond                                    14.00%                11/15/2011         13,150      17,393
U.S. Treasury Bond                                   10.375%                11/15/2012         12,075      15,399
U.S. Treasury Bond                                    12.00%                 8/15/2013         26,725      36,872
U.S. Treasury Bond                                    13.25%                 5/15/2014         34,025      50,591
U.S. Treasury Bond                                    12.50%                 8/15/2014         10,200      14,908
U.S. Treasury Bond                                    11.25%                 2/15/2015         46,600      74,618
U.S. Treasury Bond                                   10.625%                 8/15/2015         25,000      38,930
U.S. Treasury Bond                                    9.875%                11/15/2015         28,675      42,775
U.S. Treasury Note                                     6.75%                 5/15/2005         10,900      11,685
U.S. Treasury Note                                     6.00%                 8/15/2009        140,500     159,226
U.S. Treasury Note                                     6.50%                 2/15/2010          1,775       2,063
U.S. Treasury Note                                     5.75%                 8/15/2010         71,925      80,691
U.S. Treasury Note                                     5.00%                 2/15/2011          4,505       4,840
U.S. Treasury Note                                     5.00%                 8/15/2011          2,515       2,693
U.S. Treasury Note                                    4.875%                 2/15/2012        242,305     256,729
U.S. Treasury Note                                    4.375%                 8/15/2012         28,275      28,854
Private Export Funding Corp.
  (U.S. Government Guaranteed)                         7.20%                 1/15/2010          6,500       7,637
                                                                                                       ----------
                                                                                                          845,904
                                                                                                       ----------
AGENCY BONDS AND NOTES (18.8%)
Federal Home Loan Bank*                               5.865%                  9/2/2008          2,500       2,752
Federal Home Loan Bank*                                5.79%                 4/27/2009         10,000      10,994
Federal Home Loan Bank*                               7.625%                 5/14/2010         15,250      18,307
Federal Home Loan Bank*                                5.75%                 5/15/2012         26,000      28,287
Federal Home Loan Bank*                                4.50%                11/15/2012         10,250      10,207
Federal Home Loan Bank*                               3.875%                 6/14/2013          6,500       6,124
Federal Home Loan Bank*                                4.50%                 9/16/2013          5,000       4,927
Federal Home Loan Mortgage Corp.*                     5.125%                10/15/2008          5,000       5,350
Federal Home Loan Mortgage Corp.*                      5.75%                 3/15/2009          9,325      10,220
Federal Home Loan Mortgage Corp.*                     6.625%                 9/15/2009         23,000      26,272
Federal Home Loan Mortgage Corp.*                      7.00%                 3/15/2010         65,000      75,678
Federal Home Loan Mortgage Corp.*                     6.875%                 9/15/2010         21,500      24,959
Federal Home Loan Mortgage Corp.*                     5.625%                 3/15/2011          7,500       8,137
Federal Home Loan Mortgage Corp.*                      6.00%                 6/15/2011         13,500      14,934
Federal Home Loan Mortgage Corp.*                      5.50%                 9/15/2011         14,500      15,544
Federal Home Loan Mortgage Corp.*                      5.75%                 1/15/2012         32,575      35,438
Federal Home Loan Mortgage Corp.*                     5.125%                 7/15/2012         21,500      22,432
Federal Home Loan Mortgage Corp.*                      4.50%                 1/15/2013         15,500      15,423
Federal Home Loan Mortgage Corp.*                      4.50%                 7/15/2013          6,500       6,407
Federal National Mortgage Assn.*                       6.40%                 5/14/2009          5,000       5,086
Federal National Mortgage Assn.*                      6.375%                 6/15/2009          8,000       9,034
Federal National Mortgage Assn.*                      6.625%                 9/15/2009         58,850      67,222
Federal National Mortgage Assn.*                       7.25%                 1/15/2010         55,800      65,722
Federal National Mortgage Assn.*                      7.125%                 6/15/2010         15,000      17,611
Federal National Mortgage Assn.*                       6.25%                  2/1/2011          3,350       3,695
Federal National Mortgage Assn.*                       5.50%                 3/15/2011          5,500       5,925
Federal National Mortgage Assn.*                       6.00%                 5/15/2011         32,675      36,186
Federal National Mortgage Assn.*                      5.375%                11/15/2011          4,150       4,406
Federal National Mortgage Assn.*                      6.125%                 3/15/2012         57,910      64,396


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                    COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.*                      4.625%                  5/1/2013          6,600       6,428
Federal National Mortgage Assn.*                      5.125%                  1/2/2014          9,550       9,548
Tennessee Valley Auth.*                               5.375%                11/13/2008         18,503      19,978
                                                                                                       ----------
                                                                                                          657,629
                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,473,543)                                          1,503,533
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (52.0%)
-----------------------------------------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
Bear Stearns Commercial Mortgage Securities Inc.       5.61%                 8/15/2011(1)       2,500       2,649
Commercial Mortgage Lease-Backed Certificate          6.746%                 6/20/2031(1)(2)      576         629
Mach One CDO, Ltd.                                     6.70%                 3/15/2030(1)(2)      771         771
                                                                                                       ----------
                                                                                                            4,049
                                                                                                       ----------
FINANCE (18.4%)
BANKING (9.0%)
Asian Development Bank                                 4.50%                  9/4/2012          2,000       2,033
Bank of America Corp.                                  7.80%                 2/15/2010          4,400       5,212
Bank of America Corp.                                 4.375%                 12/1/2010            350         349
Bank of America Corp.                                  7.40%                 1/15/2011          9,150      10,729
Bank of America Corp.                                  6.25%                 4/15/2012         14,150      15,570
Bank of America Corp.                                  4.75%                 8/15/2013          4,000       3,934
Bank of Tokyo-Mitsubishi                               8.40%                 4/15/2010          4,000       4,900
Bank One Corp.                                        7.875%                  8/1/2010          9,150      10,937
BankBoston NA                                         6.375%                 3/25/2008          5,000       5,523
BB&T Corp.                                             4.75%                 10/1/2012          1,500       1,499
BBVA-Bancomer Capital Trust I                         10.50%                 2/16/2011(2)       2,500       2,819
BSCH Issuances Ltd.                                   7.625%                 11/3/2009          5,000       5,898
The Chase Manhattan Corp.                             6.375%                  4/1/2008          1,950       2,158
Citicorp Lease Pass-Through Trust                      8.04%                12/15/2019(2)       2,100       2,464
Citigroup Inc.                                         7.25%                 10/1/2010         14,100      16,377
Citigroup Inc.                                         6.50%                 1/18/2011          5,000       5,630
Citigroup Inc.                                        5.625%                 8/27/2012         10,900      11,492
Credit Suisse First Boston USA Inc.                   3.875%                 1/15/2009          3,000       2,992
Credit Suisse First Boston USA Inc.                   6.125%                11/15/2011          6,500       7,037
Credit Suisse First Boston USA Inc.                    6.50%                 1/15/2012          9,940      11,007
Deutsche Bank Financial LLC                           5.375%                  3/2/2015          2,250       2,281
European Investment Bank                              3.375%                 6/12/2013          2,500       2,321
First Union Corp.                                      7.80%                 8/18/2010         11,255      13,525
FirstStar Bank                                        7.125%                 12/1/2009          5,960       6,899
HSBC Holdings PLC                                      7.50%                 7/15/2009          5,840       6,849
HSBC Holdings PLC                                      5.25%                12/12/2012          1,750       1,793
Inter-American Development Bank                       5.375%                11/18/2008          7,400       8,061
Inter-American Development Bank                       5.625%                 4/16/2009         10,000      11,001
Inter-American Development Bank                       4.375%                 9/20/2012          6,000       6,051
International Bank for
  Reconstruction & Development                        4.125%                 8/12/2009          2,400       2,474
Key Bank NA                                            7.00%                  2/1/2011          2,000       2,276
Korea Development Bank                                 5.75%                 9/10/2013          3,350       3,510
Manufacturers & Traders Bank                           8.00%                 10/1/2010          1,650       1,975
Marshall & Ilsley Bank                                 5.25%                  9/4/2012          3,000       3,119
Mellon Financial Co.                                  6.375%                 2/15/2010          1,000       1,108


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                    COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Mellon Funding Corp.                                   6.40%                 5/14/2011          1,000       1,115
J.P. Morgan Chase & Co.                                4.50%                11/15/2010          1,100       1,106
J.P. Morgan Chase & Co.                                6.75%                  2/1/2011         13,597      15,276
J.P. Morgan Chase & Co.                                5.75%                  1/2/2013          6,400       6,736
National Australia Bank                                8.60%                 5/19/2010          2,000       2,487
National City Bank                                     6.25%                 3/15/2011          1,500       1,639
National City Bank                                    4.625%                  5/1/2013          4,000       3,925
National Westminster Bank PLC                         7.375%                 10/1/2009          4,000       4,725
North Fork Bancorp                                    5.875%                 8/15/2012          1,000       1,066
PaineWebber                                           7.625%                 12/1/2009          1,000       1,197
Regions Financial Corp.                                7.00%                  3/1/2011          5,750       6,565
Republic New York Corp.                                7.75%                 5/15/2009          2,400       2,788
Royal Bank of Scotland                                 5.00%                11/12/2013          3,500       3,492
Santander Central Hispano SA                          7.625%                 9/14/2010            900       1,067
Sanwa Bank Ltd.                                        8.35%                 7/15/2009            600         700
Sanwa Bank Ltd.                                        7.40%                 6/15/2011          7,700       8,575
Sumitomo Bank International Finance NV                 8.50%                 6/15/2009          2,500       3,022
Sumitomo Mitsui Banking Corp.                          8.00%                 6/15/2012            800         954
SunTrust Banks, Inc.                                   6.25%                  6/1/2008          2,000       2,228
SunTrust Banks, Inc.                                  6.375%                  4/1/2011          2,080       2,319
UFJ Finance Aruba AEC                                  6.75%                 7/15/2013          4,750       5,074
Union Planters Corp.                                   7.75%                  3/1/2011          2,500       2,941
UnionBanCal Corp.                                      5.25%                12/16/2013          1,200       1,215
US Bank NA Minnesota                                   5.70%                12/15/2008          2,000       2,179
Washington Mutual Bank                                6.875%                 6/15/2011          8,800      10,015
Washington Mutual Bank                                 5.50%                 1/15/2013            700         720
Wells Fargo & Co.                                      7.55%                 6/21/2010          5,000       5,902
Wells Fargo & Co.                                      6.45%                  2/1/2011          5,000       5,602
Wells Fargo & Co.                                     6.125%                 4/18/2012          5,000       5,456
Wells Fargo & Co.                                      4.95%                10/16/2013          1,000         995
World Bank                                            3.625%                 5/21/2013          2,500       2,369

BROKERAGE (2.9%)
Bear Stearns & Co., Inc.                              7.625%                 12/7/2009          1,000       1,178
Bear Stearns & Co., Inc.                               5.70%                11/15/2014          6,000       6,242
Goldman Sachs Group Inc.                               7.35%                 10/1/2009          1,500       1,752
Goldman Sachs Group Inc.                              6.875%                 1/15/2011         10,000      11,329
Goldman Sachs Group Inc.                               6.60%                 1/15/2012          7,000       7,788
Goldman Sachs Group Inc.                               5.70%                  9/1/2012         10,000      10,459
Goldman Sachs Group Inc.                               4.75%                 7/15/2013          3,000       2,907
Goldman Sachs Group Inc.                               5.25%                10/15/2013          4,500       4,545
Goldman Sachs Group Inc.                               5.50%                11/15/2014          3,650       3,722
Lehman Brothers Holdings Inc.                         7.875%                 8/15/2010          2,000       2,380
Lehman Brothers Holdings Inc.                         4.375%                11/30/2010          3,000       2,948
Lehman Brothers Holdings Inc.                         6.625%                 1/18/2012          5,000       5,603
Merrill Lynch & Co., Inc.                              6.00%                 2/17/2009          7,000       7,647
Merrill Lynch & Co., Inc.                              4.50%                 11/4/2010          1,500       1,507
Morgan Stanley Dean Witter Discover & Co.              4.25%                 5/15/2010          7,500       7,414
Morgan Stanley Dean Witter Discover & Co.              6.75%                 4/15/2011          6,320       7,107
Morgan Stanley Dean Witter Discover & Co.              6.60%                  4/1/2012          8,840       9,824
Morgan Stanley Dean Witter Discover & Co.              5.30%                  3/1/2013          6,000       6,079


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                    COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
FINANCE COMPANIES (3.6%)
American Express                                      4.875%                 7/15/2013          2,500       2,505
American General Finance Corp.                        5.375%                 10/1/2012          6,000       6,175
Capital One Bank                                      4.875%                 5/15/2008          1,000       1,036
Capital One Bank                                       5.75%                 9/15/2010          1,000       1,067
CIT Group Inc.                                         4.75%                12/15/2010          3,200       3,219
CIT Group Inc.                                         7.75%                  4/2/2012          2,750       3,244
Countrywide Home Loan                                  6.25%                 4/15/2009          6,100       6,759
General Electric Capital Corp.                        4.625%                 9/15/2009         21,500      22,248
General Electric Capital Corp.                        7.375%                 1/19/2010          6,000       7,005
General Electric Capital Corp.                         4.25%                 12/1/2010          2,800       2,780
General Electric Capital Corp.                        6.125%                 2/22/2011          4,615       5,054
General Electric Capital Corp.                        5.875%                 2/15/2012          5,500       5,921
General Electric Capital Corp.                        8.125%                 5/15/2012          5,638       6,830
Household Finance Corp.                                6.45%                  2/1/2009             70          77
Household Finance Corp.                                6.75%                 5/15/2011         10,000      11,185
Household Finance Corp.                               6.375%                10/15/2011          6,000       6,600
Household Finance Corp.                                7.00%                 5/15/2012          7,750       8,805
Household Finance Corp.                               6.375%                11/27/2012          4,000       4,370
International Lease Finance Corp.                     5.875%                  5/1/2013          4,000       4,219
MBNA American Bank NA                                  7.50%                 3/15/2012          2,400       2,696
MBNA American Bank NA                                 6.625%                 6/15/2012          3,300       3,623
SLM Corp.                                              4.00%                 1/15/2009          3,000       3,018
SLM Corp.                                             5.125%                 8/27/2012          9,000       9,079

INSURANCE (1.6%)

AEGON NV                                               4.75%                  6/1/2013          2,500       2,452
Allstate Corp.                                         7.20%                 12/1/2009          6,200       7,179
American International Group Inc.                      4.25%                 5/15/2013(2)       5,000       4,755
AON Corp.                                             7.375%                12/14/2012          1,000       1,136
Berkshire Hathaway Inc.                                4.20%                12/15/2010(2)       1,000         994
Berkshire Hathaway Inc.                               4.625%                10/15/2013(2)       2,500       2,459
Commerce Group Inc.                                    5.95%                 12/9/2013            900         909
Fidelity National Financial Inc.                       7.30%                 8/15/2011          2,400       2,701
Fund American Cos. Inc.                               5.875%                 5/15/2013          2,000       1,997
Jackson National Life Insurance Co.                   6.125%                 5/30/2012(2)       3,725       3,937
Lincoln National Corp.                                 6.20%                12/15/2011          3,250       3,521
Marsh & McLennan Cos. Inc.                             6.25%                 3/15/2012          1,900       2,065
Marsh & McLennan Cos. Inc.                             4.85%                 2/15/2013          3,000       2,948
MetLife Inc.                                          5.375%                12/15/2012          3,000       3,083
MetLife Inc.                                           5.00%                11/24/2013          2,325       2,297
Nationwide Financial Services                          5.90%                  7/1/2012          2,475       2,644
Reinsurance Group of America                           6.75%                12/15/2011          4,300       4,666
Travelers Property Casualty                            5.00%                 3/15/2013          4,000       3,986
UnumProvident Corp.                                   7.625%                  3/1/2011          1,350       1,492

REAL ESTATE INVESTMENT TRUSTS (1.3%)
Avalonbay Communities                                 6.125%                 11/1/2012          1,000       1,067
Boston Properties Inc.                                 6.25%                 1/15/2013          3,000       3,214
Camden Property Trust                                 5.875%                11/30/2012          2,000       2,082
EOP Operating LP                                       7.00%                 7/15/2011          7,750       8,739


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                    COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
EOP Operating LP                                       6.75%                 2/15/2012          1,200       1,326
Equity Residential Properties Trust                    6.95%                  3/2/2011          4,000       4,472
Equity Residential Properties Trust                    5.20%                  4/1/2013          1,000       1,007
Health Care Property Investment Inc.                   6.45%                 6/25/2012          3,025       3,269
Health Care REIT                                       6.00%                11/15/2013          1,950       1,981
HRPT Properties Trust                                  6.50%                 1/15/2013          2,000       2,138
Liberty Property LP                                    8.50%                  8/1/2010          2,500       3,017
ProLogis                                               5.50%                  3/1/2013          2,000       2,039
Regency Centers LP                                     6.75%                 1/15/2012          2,600       2,866
Rouse Co.                                             5.375%                11/26/2013          2,000       1,987
Shurgard Storage Centers, Inc.                         7.75%                 2/22/2011          2,400       2,742
Simon Property Group LP                                7.75%                 1/20/2011          2,000       2,300
Simon Property Group LP                                6.35%                 8/28/2012          2,500       2,702
                                                                                                       ----------
                                                                                                          645,368
                                                                                                       ----------
INDUSTRIAL (28.7%)
BASIC INDUSTRY (2.4%)
Alcan Inc.                                             4.50%                 5/15/2013          4,600       4,417
Alcoa Inc.                                            5.375%                 1/15/2013         11,000      11,453
BHP Billington Finance BV                              4.80%                 4/15/2013          5,500       5,525
Celulosa Arauco Constitution SA                       8.625%                 8/15/2010          1,750       2,086
Celulosa Arauco Constitution SA                       5.125%                  7/9/2013          1,500       1,458
Corporacion Nacional del Cobre de Chile
  (CODELCO)                                           7.375%                  5/1/2009(2)       3,900       4,470
Domtar Inc.                                           7.875%                10/15/2011          3,000       3,500
Dow Chemicals Co.                                     6.125%                  2/1/2011         10,000      10,689
E.I. du Pont de Nemours & Co.                         6.875%                10/15/2009          3,000       3,445
Eastman Chemical Co.                                   7.00%                 4/15/2012          2,325       2,553
Inco Ltd.                                              7.75%                 5/15/2012          1,500       1,741
International Paper Co.                                6.75%                  9/1/2011          3,300       3,657
International Paper Co.                                5.85%                10/30/2012          2,900       3,014
International Paper Co.                                5.50%                 1/15/2014            700         702
MeadWestvaco Corp.                                     6.85%                  4/1/2012          2,500       2,751
Monsanto Co.                                          7.375%                 8/15/2012          2,000       2,290
Noranda Inc.                                           7.25%                 7/15/2012          1,575       1,767
Potash Corp. of Saskatchewan                           7.75%                 5/31/2011          2,500       2,921
Potash Corp. of Saskatchewan                          4.875%                  3/1/2013          1,500       1,465
Praxair Inc.                                           3.95%                  6/1/2013          2,500       2,330
Weyerhaeuser Co.                                       6.75%                 3/15/2012          7,500       8,174
WMC Finance USA                                       5.125%                 5/15/2013          2,000       1,967

CAPITAL GOODS (3.0%)
Boeing Capital Corp.                                   6.50%                 2/15/2012          2,400       2,633
Boeing Capital Corp.                                   5.80%                 1/15/2013          5,000       5,248
The Boeing Co.                                        5.125%                 2/15/2013          1,000       1,010
Brascan Corp.                                         7.125%                 6/15/2012          2,500       2,779
British Aerospace                                     7.156%                 7/18/2008(2)       3,065       3,329
Caterpillar, Inc.                                      6.55%                  5/1/2011          1,000       1,130
CRH Capital Inc.                                       6.95%                 3/15/2012          5,275       5,956
John Deere Capital Corp.                               7.00%                 3/15/2012          6,220       7,170
Emerson Electric Co.                                  4.625%                10/15/2012          7,000       6,949
General Dynamics                                       4.25%                 5/15/2013          2,500       2,396


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                    COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
General Electric Co.                                   5.00%                  2/1/2013         13,050      13,175
Goodrich Corp.                                        7.625%                12/15/2012          3,000       3,478
Hanson PLC                                            7.875%                 9/27/2010          1,000       1,168
Hanson PLC                                             5.25%                 3/15/2013          3,775       3,773
Honeywell International Inc.                           7.50%                  3/1/2010          4,000       4,696
Hutchison Whampoa International Ltd.                   5.45%                11/24/2010(2)       1,025       1,036
Hutchison Whampoa International Ltd.                   6.25%                 1/24/2014(2)       2,075       2,093
Lockheed Martin Corp.                                  8.20%                 12/1/2009          3,000       3,635
Masco Corp.                                           5.875%                 7/15/2012          2,600       2,783
Masco Corp.                                           7.125%                 8/15/2013          1,050       1,214
Northrop Grumman Corp                                 7.125%                 2/15/2011          5,500       6,338
Raytheon Co.                                           8.30%                  3/1/2010          2,000       2,379
Raytheon Co.                                           6.00%                12/15/2010          1,980       2,053
Raytheon Co.                                           5.50%                11/15/2012          1,250       1,262
Raytheon Co.                                          5.375%                  4/1/2013            450         450
Republic Services Inc.                                7.125%                 5/15/2009          1,500       1,723
Republic Services Inc.                                 6.75%                 8/15/2011          2,225       2,483
Textron Inc.                                           6.50%                  6/1/2012          2,450       2,672
United Technologies Corp.                             7.125%                11/15/2010          2,500       2,914
United Technologies Corp.                              6.35%                  3/1/2011          1,000       1,110
Waste Management, Inc.                                 6.50%                11/15/2008          1,250       1,375
Waste Management, Inc.                                6.875%                 5/15/2009          4,370       4,901
Waste Management, Inc.                                7.375%                  8/1/2010            500         576

COMMUNICATION (6.3%)

Alltel Corp.                                           7.00%                  7/1/2012          2,000       2,264
AT&T Broadband Corp.                                  8.375%                 3/18/2013          3,500       4,287
AT&T Corp.                                             8.05%                11/15/2011         10,100      11,546
AT&T Wireless Services Inc.                           7.875%                  3/1/2011         15,200      17,506
BellSouth Corp.                                        6.00%                10/15/2011          5,500       5,951
British Sky Broadcasting Corp.                         8.20%                 7/15/2009          2,750       3,274
British Telecommunications PLC                        8.375%                12/15/2010          8,150       9,917
CenturyTel Inc.                                       7.875%                 8/15/2012          3,400       4,036
Citizens Communications                                9.25%                 5/15/2011          3,100       3,658
Clear Channel Communications Inc.                      7.65%                 9/15/2010          4,975       5,813
Clear Channel Communications Inc.                      5.00%                 3/15/2012            575         568
Comcast Cable Communications Inc.                      6.75%                 1/30/2011         10,000      11,114
Comcast Cable Communications Inc.                     7.125%                 6/15/2013            750         848
Comcast Corp.                                          5.30%                 1/15/2014          1,050       1,044
Comcast Corp.                                          6.50%                 1/15/2015          1,725       1,870
Cox Communications, Inc.                               7.75%                 11/1/2010          1,550       1,812
Cox Communications, Inc.                               6.75%                 3/15/2011          6,000       6,724
Deutsche Telekom International Finance                 8.50%                 6/15/2010          8,600      10,393
Deutsche Telekom International Finance                 5.25%                 7/22/2013          2,750       2,761
France Telecom                                         9.00%                  3/1/2011         10,150      12,175
Grupo Televisa SA                                      8.00%                 9/13/2011          1,000       1,119
Intelsat Ltd.                                         7.625%                 4/15/2012          3,500       3,930
Intelsat Ltd.                                          6.50%                 11/1/2013(2)         750         783
Knight Ridder                                         7.125%                  6/1/2011          2,000       2,299
Koninklijke KPN NV                                     8.00%                 10/1/2010          5,300       6,323
News America Holdings Inc.                             9.25%                  2/1/2013          1,800       2,319


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                    COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Quebecor World Inc.                                   6.125%                11/15/2013(2)       1,000         992
SBC Communications Inc.                                6.25%                 3/15/2011          2,700       2,951
SBC Communications Inc.                               5.875%                  2/1/2012          2,000       2,121
SBC Communications Inc.                               5.875%                 8/15/2012          2,500       2,655
Sprint Capital Corp.                                  6.125%                11/15/2008          4,000       4,246
Sprint Capital Corp.                                  6.375%                  5/1/2009          3,000       3,218
Sprint Capital Corp.                                  7.625%                 1/30/2011          1,725       1,966
Sprint Capital Corp.                                  8.375%                 3/15/2012          3,500       4,076
TCI Communications Inc.                               7.875%                  8/1/2013          1,701       2,006
TCI Communications Inc.                                8.75%                  8/1/2015          3,095       3,899
Telecom Italia                                         5.25%                11/15/2013(2)       6,000       6,005
Telefonica Europe BV                                   7.75%                 9/15/2010          6,500       7,709
USA Interactive                                        7.00%                 1/15/2013          3,500       3,860
Verizon Global Funding Corp.                           7.25%                 12/1/2010          3,000       3,447
Verizon Global Funding Corp.                          7.375%                  9/1/2012          2,500       2,881
Verizon New Jersey Inc.                               5.875%                 1/17/2012         13,875      14,672
Verizon New York Inc.                                 6.875%                  4/1/2012          2,300       2,530
Verizon Pennsylvania Inc.                              5.65%                11/15/2011          8,025       8,436
Vodafone AirTouch PLC                                  7.75%                 2/15/2010          7,860       9,306
Vodafone Group PLC                                     5.00%                12/16/2013            750         746

CONSUMER CYCLICAL (7.1%)
AOL Time Warner Inc.                                   6.75%                 4/15/2011         12,100      13,512
AOL Time Warner Inc.                                  6.875%                  5/1/2012          1,500       1,686
Autozone Inc.                                         5.875%                10/15/2012          1,000       1,039
Cendant Corp.                                         7.375%                 1/15/2013          6,000       6,880
Centex Corp.                                          7.875%                  2/1/2011          1,000       1,173
Centex Corp.                                           7.50%                 1/15/2012          2,000       2,312
Cooper Tire & Rubber Co.                               7.75%                12/15/2009          1,000       1,164
DaimlerChrysler North America Holding Corp.            7.75%                 1/18/2011          7,500       8,535
DaimlerChrysler North America Holding Corp.            7.30%                 1/15/2012          6,475       7,229
DaimlerChrysler North America Holding Corp.            6.50%                11/15/2013          6,850       7,202
Delphi Corp.                                           6.50%                 8/15/2013          1,600       1,675
The Walt Disney Co.                                   6.375%                  3/1/2012          4,114       4,521
Federated Department Stores                           6.625%                  4/1/2011          3,000       3,363
Ford Capital BV                                        9.50%                  6/1/2010            180         204
Ford Motor Credit Co.                                 7.375%                10/28/2009         10,000      10,896
Ford Motor Credit Co.                                 7.375%                  2/1/2011          1,100       1,193
Ford Motor Credit Co.                                  7.25%                10/25/2011         31,000      33,428
Ford Motor Credit Co.                                  7.00%                 10/1/2013         10,200      10,722
General Motors Acceptance Corp.                        7.75%                 1/19/2010          9,200      10,358
General Motors Acceptance Corp.                       6.875%                 9/15/2011          8,500       9,148
General Motors Acceptance Corp.                        7.00%                  2/1/2012         16,500      17,808
General Motors Acceptance Corp.                       6.875%                 8/28/2012          6,800       7,287
General Motors Corp.                                   7.20%                 1/15/2011          7,000       7,640
Harrah's Operating Co. Inc.                            8.00%                  2/1/2011          3,200       3,754
Harrah's Operating Co. Inc.                           5.375%                12/15/2013(2)       1,700       1,683
Lennar Corp.                                           5.95%                  3/1/2013          1,600       1,674
Liberty Media Corp.                                    7.75%                 7/15/2009          3,775       4,334
Liberty Media Corp.                                   7.875%                 7/15/2009          2,000       2,301
Lowe's Co. Inc.                                        8.25%                  6/1/2010          3,000       3,656


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                    COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
May Department Stores Co.                              8.00%                 7/15/2012          1,500       1,797
McDonald's Corp.                                       5.75%                  3/1/2012          3,300       3,514
MDC Corp.                                              5.50%                 5/15/2013          1,000       1,019
Office Depot Inc.                                      6.25%                 8/15/2013          1,000       1,048
PHH Corp.                                             7.125%                  3/1/2013          1,800       2,010
Pulte Homes Inc.                                       6.25%                 2/15/2013          3,000       3,195
Target Corp.                                           5.40%                 10/1/2008         12,500      13,469
Toll Brothers Inc.                                    6.875%                11/15/2012          1,500       1,663
Toyota Motor Credit Corp.                              4.35%                12/15/2010          2,200       2,232
Toys R Us Inc.                                        7.625%                  8/1/2011            750         808
Toys R Us Inc.                                        7.875%                 4/15/2013          1,425       1,528
Viacom Inc.                                           5.625%                 8/15/2012         11,500      12,223
Visteon Corp.                                          8.25%                  8/1/2010          2,050       2,297
Wal-Mart Stores, Inc.                                 6.875%                 8/10/2009         11,000      12,645
Wal-Mart Stores, Inc.                                  4.55%                  5/1/2013          3,800       3,747

CONSUMER NONCYCLICAL (4.3%)
Albertson's Inc.                                       7.50%                 2/15/2011          3,800       4,343
Altria Group Inc.                                      7.00%                 11/4/2013          2,500       2,663
Anheuser-Busch Cos., Inc.                              7.50%                 3/15/2012          4,600       5,482
Anthem Inc.                                            6.80%                  8/1/2012          2,000       2,264
Archer-Daniels-Midland Co.                            8.875%                 4/15/2011             80         100
Archer-Daniels-Midland Co.                            8.125%                  6/1/2012          1,000       1,231
Becton, Dickinson, & Co.                               4.55%                 4/15/2013          1,000         981
Bottling Group LLC                                    4.625%                11/15/2012          6,000       5,964
Bristol-Myers Squibb                                   5.75%                 10/1/2011          7,800       8,405
Bunge Ltd. Finance Corp.                              5.875%                 5/15/2013          2,000       2,055
Campbell Soup Co.                                      6.75%                 2/15/2011          5,000       5,675
Cia. Brasil de Bebidas AmBev                          10.50%                12/15/2011            900       1,046
Cia. Brasil de Bebidas AmBev                           8.75%                 9/15/2013(2)       2,000       2,130
Coca-Cola Enterprises, Inc.                           6.125%                 8/15/2011          5,000       5,516
Conagra Foods, Inc.                                   7.875%                 9/15/2010          5,300       6,321
Eli Lilly & Co.                                        6.00%                 3/15/2012          3,000       3,295
General Mills, Inc.                                    6.00%                 2/15/2012          5,500       5,890
Grand Metropolitan Investment Corp.                    9.00%                 8/15/2011          3,075       3,924
Healthcare Services                                    7.75%                 6/15/2011(2)       3,750       4,344
H.J. Heinz Co.                                        6.625%                 7/15/2011          2,000       2,258
Imperial Tobacco                                      7.125%                  4/1/2009          2,775       3,121
Johnson & Johnson                                      3.80%                 5/15/2013          2,000       1,884
Kellogg Co.                                            6.60%                  4/1/2011          4,500       5,040
Kraft Foods Inc.                                      5.625%                 11/1/2011         11,700      12,317
Kroger Co.                                             7.25%                  6/1/2009          1,500       1,706
Kroger Co.                                             8.05%                  2/1/2010          1,700       2,011
Kroger Co.                                             6.80%                  4/1/2011          1,500       1,674
Kroger Co.                                             6.75%                 4/15/2012          2,500       2,769
Newell Rubbermaid Inc.                                 6.75%                 3/15/2012          1,350       1,483
Panamerican Beverages Inc.                             7.25%                  7/1/2009          1,000       1,089
Procter & Gamble Co.                                  6.875%                 9/15/2009          3,000       3,459
Safeway Inc.                                           5.80%                 8/15/2012          6,500       6,723
Sara Lee Corp.                                         6.25%                 9/15/2011          3,000       3,326
Sara Lee Corp.                                        3.875%                 6/15/2013          2,500       2,318


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                    COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                  5.30%                 12/1/2013          2,200       2,227
Supervalu Inc.                                         7.50%                 5/15/2012          1,000       1,136
Tyson Foods Inc.                                       8.25%                 10/1/2011          4,000       4,653
Uniliver Capital Corp.                                7.125%                 11/1/2010          3,000       3,497
UnitedHealth Group Inc.                               4.875%                  4/1/2013          4,000       4,011
Wellpoint Health Network                              6.375%                 1/15/2012          1,300       1,425
Wyeth                                                  5.25%                 3/15/2013          8,000       8,116
Wyeth                                                  5.50%                  2/1/2014          3,375       3,412

ENERGY (3.1%)
Amerada Hess Corp.                                    7.375%                 10/1/2009          1,500       1,683
Anadarko Finance Co.                                   6.75%                  5/1/2011          4,000       4,482
Apache Corp.                                           6.25%                 4/15/2012          2,300       2,561
Baker Hughes Inc.                                      6.25%                 1/15/2009          2,300       2,560
Burlington Resources Inc.                              6.50%                 12/1/2011          2,000       2,187
Canadian Natural Resources                             6.70%                 7/15/2011          2,500       2,804
Conoco Funding Co.                                     6.35%                10/15/2011          8,925       9,993
Conoco Inc.                                            6.35%                 4/15/2009          2,700       3,025
Devon Energy Corp.                                    6.875%                 9/30/2011          7,000       7,882
Halliburton Co.                                        5.50%                10/15/2010(2)       1,500       1,564
ICI Wilmington Inc.                                   5.625%                 12/1/2013          1,600       1,608
Kerr McGee Corp.                                       7.00%                 11/1/2011          1,230       1,232
LG Caltex Oil Corp.                                    7.75%                 7/25/2011(2)       2,000       2,286
Marathon Oil Corp.                                    6.125%                 3/15/2012          3,550       3,819
Nexen Inc.                                             5.05%                11/20/2013          1,500       1,481
Occidental Petroleum                                   6.75%                 1/15/2012          8,000       9,042
PanCanadian Energy Corp.                               6.30%                 11/1/2011          4,000       4,347
Pemex Finance Ltd.                                     9.69%                 3/31/2007          5,000       5,800
Pemex Project Funding Master Trust                    7.875%                  2/1/2009          3,750       4,228
Pemex Project Funding Master Trust                     8.00%                11/15/2011          5,125       5,727
Pemex Project Funding Master Trust                    7.375%                12/15/2014            850         895
Petro-Canada                                           4.00%                 7/15/2013          1,800       1,664
PF Export Receivables Master Trust                     6.60%                 12/1/2011(2)       5,000       5,530
Phillips Petroleum Co.                                 8.75%                 5/25/2010          3,500       4,373
Schlumberger Technology Corp.                          6.50%                 4/15/2012(2)       1,500       1,674
Texaco Capital Inc.                                    5.50%                 1/15/2009          3,000       3,257
Transocean Sedco Forex Inc.                           6.625%                 4/15/2011          5,000       5,536
Union Oil Co. of California                            5.05%                 10/1/2012          3,150       3,181
Valero Energy Corp.                                   6.875%                 4/15/2012          2,500       2,761

TECHNOLOGY (0.9%)
Arrow Electronics Inc.                                6.875%                  7/1/2013          2,000       2,124
Computer Sciences Corp.                                5.00%                 2/15/2013          3,100       3,121
Electronic Data Systems                               7.125%                10/15/2009          1,500       1,594
Electronic Data Systems                                6.00%                  8/1/2013          3,000       2,941
First Data Corp.                                      5.625%                 11/1/2011          6,000       6,368
Hewlett-Packard Co.                                    6.50%                  7/1/2012          1,500       1,666
International Business Machines Corp.                  4.75%                11/29/2012          4,500       4,514
International Business Machines Corp.                  7.50%                 6/15/2013          4,000       4,820
Motorola Inc.                                         7.625%                11/15/2010          4,100       4,652
Motorola Inc.                                          8.00%                 11/1/2011            500         581


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                    COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
TRANSPORTATION (1.6%)
American Airlines Inc. Pass-
  Through Certificates                                7.024%                10/15/2009          6,050       6,065
Burlington Northern Santa Fe Corp.                     6.75%                 7/15/2011          1,590       1,799
Burlington Northern Santa Fe Corp.                     5.90%                  7/1/2012          5,000       5,377
Canadian National Railway Co.                         6.375%                10/15/2011          1,600       1,774
Canadian Pacific Rail                                  6.25%                10/15/2011          1,900       2,091
Continental Airlines, Inc. Pass-
  Through Certificates                                6.563%                 2/15/2012          2,500       2,661
CSX Corp.                                              6.30%                 3/15/2012          5,500       6,000
Delta Air Lines, Inc. Pass-
  Through Certificates                                7.111%                 9/18/2011          5,250       5,303
ERAC USA Finance Co.                                   7.35%                 6/15/2008(2)         325         368
Hertz Corp.                                            7.40%                  3/1/2011          1,000       1,056
Hertz Corp.                                           7.625%                  6/1/2012          4,975       5,297
Kowloon-Canton Railway Corp.                           8.00%                 3/15/2010          2,000       2,406
Norfolk Southern Corp.                                 6.20%                 4/15/2009          3,500       3,844
Northwest Airlines, Inc. Pass-
  Through Certificates                                6.841%                  4/1/2011          2,000       1,990
Southwest Airlines Co.                                 6.50%                  3/1/2012          2,400       2,612
Union Pacific Corp.                                    7.25%                 11/1/2008          3,500       4,019
Union Pacific Corp.                                   3.625%                  6/1/2010            500         477
Union Pacific Corp.                                    6.65%                 1/15/2011            355         398
Union Pacific Corp.                                    6.50%                 4/15/2012          1,500       1,663

OTHER
Black & Decker Corp.                                  7.125%                  6/1/2011            500         570
                                                                                                       ----------
                                                                                                        1,006,507
                                                                                                       ----------
UTILITIES (4.8%)
ELECTRIC (3.8%)
AEP Texas Central Co.                                  5.50%                 2/15/2013          1,500       1,528
Alabama Power                                          4.70%                 12/1/2010            950         961
Alliant Energy Resources                               9.75%                 1/15/2013          1,000       1,284
American Electric Power                               5.375%                 3/15/2010          2,250       2,352
Arizona Public Service Co.                            6.375%                10/15/2011          1,500       1,627
Arizona Public Service Co.                             4.65%                 5/15/2015          1,500       1,413
Cincinnati Gas & Electric Co.                          5.70%                 9/15/2012          3,900       4,102
Commonwealth Edison                                    6.15%                 3/15/2012          2,500       2,734
Consolidated Edison Inc.                              8.125%                  5/1/2010          2,500       3,023
Consolidated Edison Inc.                              4.875%                  2/1/2013          5,000       5,014
Constellation Energy Group Inc.                       6.125%                  9/1/2009          2,000       2,195
Constellation Energy Group Inc.                        7.00%                  4/1/2012          2,100       2,372
Consumers Energy Co.                                  5.375%                 4/15/2013(2)       1,000       1,003
Consumers Energy Co.                                   6.00%                 2/15/2014(2)       1,100       1,148
Corporacion Andina De Fomento                          5.20%                 5/21/2013          2,500       2,469
Detroit Edison Co.                                    6.125%                 10/1/2010          8,000       8,767
Duke Capital Corp.                                     7.50%                 10/1/2009          1,000       1,141
Duke Capital Corp.                                     6.25%                 2/15/2013          1,000       1,058
Duke Energy Corp.                                      6.25%                 1/15/2012          4,300       4,626
Duke Energy Corp.                                     5.625%                11/30/2012          2,000       2,069
Energy East Corp.                                      6.75%                 6/15/2012          1,750       1,926


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                    COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                      6.45%                11/15/2011          3,700       3,824
Florida Power & Light                                  4.85%                  2/1/2013          1,000       1,010
HQI Transelec Chile SA                                7.875%                 4/15/2011          3,550       4,082
MidAmerican Energy Co.                                5.125%                 1/15/2013          4,000       4,069
National Rural Utilities Cooperative
  Finance Corp. Collateral Trust                       5.75%                 8/28/2009          7,000       7,582
National Rural Utilities Cooperative
  Finance Corp. Collateral Trust                       7.25%                  3/1/2012            460         535
NiSource Finance Corp.                                7.875%                11/15/2010          4,000       4,776
Northern State Power. Co.                              8.00%                 8/28/2012          2,500       3,039
Oncor Electric Delivery                               6.375%                  5/1/2012          1,250       1,372
Oncor Electric Delivery                               6.375%                 1/15/2015          1,450       1,555
PacifiCorp                                             6.90%                11/15/2011          4,000       4,584
PECO Energy Co.                                        5.95%                 11/1/2011          5,000       5,436
Pepco Holdings Inc.                                    6.45%                 8/15/2012          1,925       2,088
PPL Energy Supply LLC                                  6.40%                 11/1/2011          5,000       5,362
Progress Energy Inc.                                   7.10%                  3/1/2011          9,850      11,107
PSEG Power Corp.                                       7.75%                 4/15/2011          1,000       1,177
PSEG Power Corp.                                       6.95%                  6/1/2012          4,700       5,292
Public Service Co. of Colorado                        7.875%                 10/1/2012          1,500       1,807
Scana Corp.                                            6.25%                  2/1/2012          1,320       1,439
Southern Power                                         6.25%                 7/15/2012          3,055       3,300
TXU Energy Co.                                         7.00%                 3/15/2013          2,000       2,198
Wisconsin Energy Corp.                                 6.50%                  4/1/2011          1,200       1,323
XCEL Energy Inc.                                       7.00%                 12/1/2010          2,500       2,819

NATURAL GAS (1.0%)
Consolidated Natural Gas                               6.25%                 11/1/2011         10,500      11,491
Duke Energy Field Services                            7.875%                 8/16/2010          2,400       2,820
Enterprise Production Operating LP                    6.375%                  2/1/2013          2,500       2,699
Keyspan Corp.                                         7.625%                11/15/2010          3,000       3,548
Kinder Morgan Inc.                                     6.50%                  9/1/2012          7,500       8,267
Sempra Energy                                          7.95%                  3/1/2010          2,500       2,970
Sempra Energy                                          6.00%                  2/1/2013          1,000       1,053
Trans-Canada Pipelines                                 4.00%                 6/15/2013          3,000       2,794
                                                                                                       ----------
                                                                                                          168,230
                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $1,733,049)                                                                 1,824,154
-----------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(3.6%)
-----------------------------------------------------------------------------------------------------------------
Federation of Malaysia                                 8.75%                  6/1/2009          4,350       5,341
Federation of Malaysia                                 7.50%                 7/15/2011          3,850       4,559
Ontario Hydro Electric                                 7.45%                 3/31/2013          2,000       2,427
People's Republic of China                             4.75%                10/29/2013          5,000       4,997
Province of British Columbia                           4.30%                 5/30/2013          1,000         984
Province of Manitoba                                   5.50%                 10/1/2008          2,500       2,711
Province of Manitoba                                   7.50%                 2/22/2010          1,000       1,198
Province of Nova Scotia                                5.75%                 2/27/2012          1,000       1,089
Province of Ontario                                    5.50%                 10/1/2008          3,000       3,255
Province of Ontario                                   5.125%                 7/17/2012          2,000       2,094
Province of Quebec                                     5.75%                 2/15/2009          7,500       8,212


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                    COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Province of Quebec                                     5.00%                 7/17/2009          3,100       3,277
Province of Saskatchewan                              7.125%                 3/15/2008            600         689
Province of Saskatchewan                              7.375%                 7/15/2013          1,000       1,212
Quebec Hydro Electric                                  6.30%                 5/11/2011          6,000       6,774
Republic of Chile                                     7.125%                 1/11/2012          3,500       3,984
Republic of Chile                                      5.50%                 1/15/2013          2,500       2,570
Republic of Italy                                     5.625%                 6/15/2012         20,800      22,632
Republic of Korea                                      4.25%                  6/1/2013          3,000       2,901
Republic of Poland                                     6.25%                  7/3/2012          2,000       2,180
Republic of South Africa                              9.125%                 5/19/2009          3,000       3,615
Republic of South Africa                              7.375%                 4/25/2012          4,150       4,648
State of Israel                                       4.625%                 6/15/2013          2,800       2,673
United Mexican States                                 9.875%                  2/1/2010         17,000      21,497
United Mexican States                                 8.375%                 1/14/2011          6,500       7,703
United Mexican States                                 6.375%                 1/16/2013          1,100       1,141
United Mexican States                                 5.875%                 1/15/2014          1,000         990
-----------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS (Cost $118,960)                                                                     125,353
-----------------------------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL BOND
-----------------------------------------------------------------------------------------------------------------
Wisconsin Public Service Rev. (Cost $1,345)            4.80%                  5/1/2013          1,350       1,349
-----------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (5.5%)
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                             0.98%                  1/2/2004         53,158      53,158
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note E                     0.99%                  1/2/2004        138,388     138,388
-----------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $191,546)                                                          191,546
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (104.0%) (Cost $3,518,443)                                                            3,645,935
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-4.0%)
-----------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                      79,513
Security Lending Collateral Payable to Brokers--Note E                                                  (138,388)
Other Liabilities                                                                                        (82,561)
                                                                                                       ----------
                                                                                                        (141,436)
                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                      $3,504,499
=================================================================================================================

*See Note A in Notes to Financial Statements.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit), would require congressional action.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the aggregate value of these securities was $59,266,000, representing 1.7% of net assets.

--------------------------------------------------------------------------------
                                                                          AMOUNT
INTERMEDIATE-TERM BOND INDEX FUND                                          (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $3,373,638
Undistributed Net Investment Income                                           --
Accumulated Net Realized Gains                                             3,369
Unrealized Appreciation                                                  127,492
--------------------------------------------------------------------------------
NET ASSETS                                                            $3,504,499
================================================================================

Investor Shares--Net Assets
Applicable to 257,050,209 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)   $2,748,593
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                $10.69
================================================================================

Admiral Shares--Net Assets
Applicable to 70,692,779 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)     $755,906
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                 $10.69
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                            COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
U.S GOVERNMENT AND AGENCY OBLIGATIONS (54.9%)
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (48.0%)
U.S. Treasury Bond                                    13.25%                 5/15/2014          3,150       4,684
U.S. Treasury Bond                                    12.50%                 8/15/2014          2,300       3,362
U.S. Treasury Bond                                    11.75%                11/15/2014          3,250       4,666
U.S. Treasury Bond                                    11.25%                 2/15/2015          2,990       4,788
U.S. Treasury Bond                                     9.25%                 2/15/2016          1,325       1,903
U.S. Treasury Bond                                     7.50%                11/15/2016          3,545       4,515
U.S. Treasury Bond                                     8.75%                 5/15/2017         20,115      28,202
U.S. Treasury Bond                                    8.875%                 8/15/2017         53,100      75,244
U.S. Treasury Bond                                    9.125%                 5/15/2018         21,300      30,908
U.S. Treasury Bond                                    8.875%                 2/15/2019          4,175       5,974
U.S. Treasury Bond                                    8.125%                 8/15/2019          7,670      10,364
U.S. Treasury Bond                                     8.50%                 2/15/2020          2,775       3,877
U.S. Treasury Bond                                     8.75%                 5/15/2020          5,800       8,284
U.S. Treasury Bond                                     8.75%                 8/15/2020          2,800       4,006
U.S. Treasury Bond                                    7.875%                 2/15/2021         20,305      27,025
U.S. Treasury Bond                                    8.125%                 8/15/2021         17,060      23,263
U.S. Treasury Bond                                     8.00%                11/15/2021         31,085      41,994
U.S. Treasury Bond                                     7.25%                 8/15/2022            725         915
U.S. Treasury Bond                                    7.625%                11/15/2022         47,795      62,626
U.S. Treasury Bond                                     6.75%                 8/15/2026         11,800      14,291
U.S. Treasury Bond                                    6.625%                 2/15/2027         13,240      15,826
U.S. Treasury Bond                                    6.375%                 8/15/2027         31,655      36,784
U.S. Treasury Bond                                     5.25%                11/15/2028         41,775      42,108
U.S. Treasury Note                                     6.50%                10/15/2006          1,000       1,114
                                                                                                       ----------
                                                                                                          456,723
                                                                                                       ----------
AGENCY BONDS AND NOTES (6.9%)
Aid-Israel                                             5.50%                 9/18/2023          1,375       1,389
Aid-Israel                                             5.50%                 12/4/2023            325         324
Federal Home Loan Bank*                               5.125%                  3/6/2006          3,000       3,185
Federal Home Loan Mortgage Corp.*                      6.75%                 9/15/2029          2,700       3,115
Federal Home Loan Mortgage Corp.*                      6.75%                 3/15/2031          6,500       7,515
Federal Home Loan Mortgage Corp.*                      6.25%                 7/15/2032          3,850       4,186
Federal National Mortgage Assn.*                       0.00%                  6/1/2017          6,325       3,000
Federal National Mortgage Assn.*                       0.00%                 10/9/2019          8,300       3,338
Federal National Mortgage Assn.*                       6.25%                 5/15/2029          2,125       2,304
Federal National Mortgage Assn.*                      7.125%                 1/15/2030          5,325       6,412
Federal National Mortgage Assn.*                       7.25%                 5/15/2030          4,185       5,116
Federal National Mortgage Assn.*                      6.625%                11/15/2030          5,300       6,032
Federal National Mortgage Assn.*                       6.21%                  8/6/2038          1,000       1,086
Tennessee Valley Auth.*                                6.25%                12/15/2017          1,100       1,216
Tennessee Valley Auth.*                                6.75%                 11/1/2025          4,500       5,253
Tennessee Valley Auth.*                               7.125%                  5/1/2030          7,000       8,436
Tennessee Valley Auth.*                               6.875%                12/15/2043          3,000       3,102
                                                                                                       ----------
                                                                                                           65,009
                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $503,064)                                              521,732
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (38.6%)
-----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.3%)
PSE&G Transition Funding LLC                           6.89%                12/15/2015(1)       2,500       2,896
                                                                                                       ----------


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                            COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
FINANCE (9.3%)
BANKING (5.5%)
Abbey National PLC                                     7.95%                10/26/2029          1,750       2,178
ABN-Amro Bank NV                                       4.65%                  6/4/2018(2)       1,000         920
Asian Development Bank                                5.593%                 7/16/2018          1,500       1,577
Bank of America Corp.                                 5.125%                11/15/2014          2,000       2,008
Bank of America Corp.                                  5.25%                 12/1/2015          2,050       2,034
Bank One Corp.                                         7.75%                 7/15/2025          2,000       2,422
Branch Bank & Trust                                    5.20%                12/23/2015            825         821
Citicorp Capital II                                   8.015%                 2/15/2027            450         514
Citicorp Lease Pass-Through Trust                      7.22%                 6/15/2005(2)          98         104
Citicorp Lease Pass-Through Trust                      8.04%                12/15/2019(2)         450         528
Citigroup Inc.                                        4.875%                  5/7/2015            600         586
Citigroup Inc.                                        7.875%                 5/15/2025          3,250       4,013
Citigroup Inc.                                        6.625%                 6/15/2032          1,000       1,092
Citigroup Inc.                                         6.00%                10/31/2033            700         700
CoreStates Capital Corp.                               8.00%                12/15/2026(2)       3,000       3,410
Credit Suisse First Boston USA Inc.                   7.125%                 7/15/2032          1,000       1,137
Deutsche Bank Financial LLC                           5.375%                  3/2/2015          1,050       1,065
Fleet Capital Trust II                                 7.92%                12/11/2026          1,150       1,265
Inter-American Development Bank                        7.00%                 6/15/2025            750         882
International Bank for
  Reconstruction & Development                        7.625%                 1/19/2023          1,507       1,919
International Bank for
  Reconstruction & Development                        8.875%                  3/1/2026          1,000       1,432
J.P. Morgan Chase & Co.                                5.25%                  5/1/2015          2,200       2,206
Key Bank NA                                            6.95%                  2/1/2028          1,193       1,312
Mellon Capital II                                     7.995%                 1/15/2027          2,100       2,350
National City Corp.                                   6.875%                 5/15/2019          1,200       1,373
NationsBank Corp.                                      7.75%                 8/15/2015          1,000       1,213
NationsBank Corp.                                      7.25%                10/15/2025            375         441
NB Capital Trust IV                                    8.25%                 4/15/2027            400         466
Norwest Corp.                                          6.65%                10/15/2023          1,145       1,241
PNC Funding Corp.                                      5.25%                11/15/2015            500         495
Royal Bank of Scotland Group PLC                      7.648%                 9/30/2031          2,075       2,445
SunTrust Bank, Inc.                                    5.45%                 12/1/2017            700         716
SunTrust Capital II                                    7.90%                 6/15/2027            750         843
Swiss Bank Corp.                                       7.00%                10/15/2015            750         882
Swiss Bank Corp.                                      7.375%                 6/15/2017            300         365
US Bancorp                                             8.27%                12/15/2026            750         850
US Bank NA                                             6.30%                  2/4/2014            600         665
US Bank NA                                             4.80%                 4/15/2015          1,000         983
Washington Mutual Capital I                           8.375%                  6/1/2027          1,000       1,147
Wells Fargo & Co.                                      5.00%                11/15/2014          1,000         995
Zions Bancorp                                          6.00%                 9/15/2015            750         797

BROKERAGE (1.0%)
Bear Stearns & Co., Inc.                               5.70%                11/15/2014          1,050       1,092
Bear Stearns & Co., Inc.                               4.65%                  7/2/2018            500         452
Dean Witter, Discover & Co.                            6.75%                10/15/2013            200         223
Goldman Sachs Group Inc.                               5.50%                11/15/2014          1,950       1,989


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                            COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc.                              6.125%                 2/15/2033            800         804
Lehman Brothers Holdings Inc.                          8.80%                  3/1/2015          1,000       1,273
Merrill Lynch & Co., Inc.                              5.30%                 9/30/2015          1,200       1,202
Merrill Lynch & Co., Inc.                             6.875%                11/15/2018          1,250       1,425
Morgan Stanley Dean Witter Discover & Co.              7.25%                  4/1/2032          1,000       1,161

FINANCE COMPANIES (1.1%)
General Electric Capital Corp.                         6.75%                 3/15/2032          4,875       5,396
Household Finance Corp.                               7.625%                 5/17/2032            500         599
Household Finance Corp.                                7.35%                11/27/2032            200         232
International Lease Finance Corp.                     5.875%                  5/1/2013          1,000       1,055
MBNA Corp                                              5.00%                 6/15/2015            500         478
SLM Corp.                                              5.05%                11/14/2014          1,400       1,389
SLM Corp.                                             5.625%                  8/1/2033          1,450       1,377

INSURANCE (1.3%)
ACE Capital Trust II                                   9.70%                  4/1/2030          1,000       1,303
AEGON NV                                               4.75%                  6/1/2013            500         490
Allstate Corp.                                        6.125%                12/15/2032          1,250       1,271
American General Capital II                            8.50%                  7/1/2030          1,000       1,292
Aon Capital Trust                                     8.205%                  1/1/2027            900         992
AXA SA                                                 8.60%                12/15/2030          1,400       1,765
Fund American Cos. Inc.                               5.875%                 5/15/2013            100         100
General Electric Global Insurance Holdings Corp.       7.00%                 2/15/2026            400         433
General Electric Global Insurance Holdings Corp.       7.75%                 6/15/2030            400         468
Hartford Life Inc.                                    7.375%                  3/1/2031            600         702
MetLife Inc.                                           6.50%                12/15/2032            500         525
Progressive Corp.                                     6.625%                  3/1/2029          1,000       1,088
Travelers Property Casualty Corp.                      7.75%                 4/15/2026            275         322
Travelers Property Casualty Corp.                     6.375%                 3/15/2033          1,000       1,040
Unum Corp.                                             6.75%                12/15/2028            625         591

REAL ESTATE INVESTMENT TRUSTS (0.3%)
Boston Properties Inc.                                5.625%                 4/15/2015            500         503
EOP Operating LP                                      7.875%                 7/15/2031            900       1,044
Equity Residential Properties Trust                    5.20%                  4/1/2013            500         504
Healh Care REIT                                        6.00%                11/15/2013            300         305
Simon Debartolo Group LP                              7.375%                 6/15/2018            400         456

OTHER (0.1%)
J. Paul Getty Trust                                   5.875%                 10/1/2033            750         749
                                                                                                       ----------
                                                                                                           88,482
                                                                                                       ----------
INDUSTRIAL (25.2%)
BASIC INDUSTRY (1.5%)
Alcan Inc.                                             7.25%                 3/15/2031          1,000       1,157
Alcan Inc.                                            6.125%                12/15/2033            500         497
Alcoa Inc.                                            5.375%                 1/15/2013          1,145       1,192
BHP Finance USA                                        6.42%                  3/1/2026          1,000       1,073
Dow Chemical Co.                                      7.375%                 11/1/2029          1,000       1,119
Eastman Chemical Co.                                   7.25%                 1/15/2024            400         429
Eastman Chemical Co.                                   7.60%                  2/1/2027            300         334


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                            COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Inco LTD                                               5.70%                10/15/2015            700         708
International Paper Co.                                5.50%                 1/15/2014            250         251
International Paper Co.                                5.30%                  4/1/2015          1,600       1,561
Placer Dome Inc.                                       6.45%                10/15/2035(2)         500         508
Rohm & Haas Co.                                        9.80%                 4/15/2020            454         585
Rohm & Haas Co.                                        7.85%                 7/15/2029            300         367
Westvaco Corp.                                         8.20%                 1/15/2030          1,500       1,742
Weyerhaeuser Co.                                       8.50%                 1/15/2025            600         708
Weyerhaeuser Co.                                      7.375%                 3/15/2032          1,000       1,081
Willamette Ind                                         7.85%                  7/1/2026          1,000       1,117

CAPITAL GOODS (2.2%)
Boeing Capital Corp.                                   5.80%                 1/15/2013          1,000       1,050
The Boeing Co.                                         8.75%                 8/15/2021            300         384
The Boeing Co.                                        6.625%                 2/15/2038            700         731
Caterpillar, Inc.                                      6.95%                  5/1/2042          2,175       2,508
Caterpillar, Inc.                                     7.375%                  3/1/2097             50          58
CHR America Inc.                                       6.40%                10/15/2033            500         511
Deere & Co.                                            6.95%                 4/25/2014          1,150       1,332
Deere & Co.                                            8.50%                  1/9/2022            115         148
Deere & Co.                                            8.10%                 5/15/2030            500         645
Emerson Electric Co.                                   5.00%                12/15/2014            600         607
Goodrich Corp.                                         7.00%                 4/15/2038            500         514
Hutchison Whampoa International Ltd.                   6.25%                 1/24/2014(2)         450         454
Hutchison Whampoa International Ltd.                   7.45%                11/24/2033(2)         425         435
Lockheed Martin Corp.                                  8.50%                 12/1/2029          2,350       3,060
Masco Corp.                                            7.75%                  8/1/2029            550         652
Northrop Grumman Corp.                                 7.75%                 2/15/2031          2,250       2,745
Raytheon Co.                                           7.20%                 8/15/2027            850         919
Raytheon Co.                                           7.00%                 11/1/2028          1,000       1,058
United Technologies Corp.                             8.875%                11/15/2019            545         718
United Technologies Corp.                              7.50%                 9/15/2029            525         638
USA Waste Services Inc.                                7.00%                 7/15/2028          1,450       1,545
Waste Management Inc.                                  7.75%                 5/15/2032            475         555

COMMUNICATION (6.5%)
Alltel Corp.                                          7.875%                  7/1/2032          1,000       1,222
Ameritech Capital Funding                              6.55%                 1/15/2028          1,000       1,052
AT&T Broadband Corp.                                  9.455%                11/15/2022          1,273       1,716
AT&T Corp.                                             8.75%                11/15/2031          2,550       2,966
AT&T Wireless Services Inc.                            8.75%                  3/1/2031          2,025       2,487
BellSouth Capital Funding                             7.875%                 2/15/2030          2,500       3,026
BellSouth Corp.                                       6.875%                10/15/2031          1,000       1,091
BellSouth Telecommunications                          6.375%                  6/1/2028            500         518
British Telecommunications PLC                        8.875%                12/15/2030          2,325       3,037
Cingular Wireless                                     7.125%                12/15/2031            500         545
Citizens Communications                                9.00%                 8/15/2031            425         494
Clear Channel Communications Inc.                      7.25%                10/15/2027            700         778
Comcast Cable Communications Inc.                     7.125%                 6/15/2013            350         396
Comcast Cable Communications Inc.                     8.875%                  5/1/2017          1,000       1,277
Comcast Corp.                                          6.50%                 1/15/2015          1,000       1,084
Comcast Corp.                                          7.05%                 3/15/2033            500         538


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                            COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Cox Communications Inc.                                5.50%                 10/1/2015            500         502
Deutsche Telekom International Finance                 8.75%                 6/15/2030          3,425       4,349
France Telecom                                         9.75%                  3/1/2031          2,275       2,999
Grupo Televisa SA                                      8.50%                 3/11/2032            250         263
GTE Corp.                                              8.75%                 11/1/2021            900       1,119
GTE Corp.                                              6.94%                 4/15/2028            675         708
Intelsat Ltd.                                          6.50%                 11/1/2013(2)         750         783
Koninklijke KPN NV                                    8.375%                 10/1/2030            750         937
Michigan Bell Telephone Co.                            7.85%                 1/15/2022          1,522       1,805
New England Telephone & Telegraph Co.                 6.875%                 10/1/2023            110         113
New England Telephone & Telegraph Co.                 7.875%                11/15/2029            600         717
News America Holdings Inc.                             9.25%                  2/1/2013          1,500       1,933
News America Holdings Inc.                             8.00%                10/17/2016            750         907
News America Holdings Inc.                             7.75%                 1/20/2024          1,000       1,166
News America Holdings Inc.                             8.15%                10/17/2036            625         766
News America Holdings Inc.                             7.75%                 12/1/2045            125         147
Sprint Capital Corp.                                  7.625%                 1/30/2011            275         313
Sprint Capital Corp.                                  6.875%                11/15/2028            700         675
Sprint Capital Corp.                                   8.75%                 3/15/2032          3,900       4,607
TCI Communications Inc.                               7.875%                  8/1/2013          1,000       1,179
Telecom Italia Capital                                6.375%                11/15/2033(2)       2,300       2,301
Telefonica Europe                                      8.25%                 9/15/2030            900       1,142
Time Warner Entertainment                             8.375%                 3/15/2023          1,650       2,028
US Cellular                                            6.70%                12/15/2033            450         449
Verizon Global Funding Corp.                          7.375%                  9/1/2012            750         864
Verizon Global Funding Corp.                           7.75%                 12/1/2030          2,000       2,335
Verizon New York Inc.                                 7.375%                  4/1/2032          1,050       1,145
Vodafone AirTouch PLC                                 7.875%                 2/15/2030            800         974
Vodafone Group PLC                                     5.00%                12/16/2013            500         498
Vodafone Group PLC                                    4.625%                 7/15/2018          1,500       1,379

CONSUMER CYCLICAL (5.2%)
AOL Time Warner Inc.                                  7.625%                 4/15/2031          5,000       5,747
AOL Time Warner Inc.                                   7.70%                  5/1/2032            650         755
Auburn Hills Trust                                   12.375%                  5/1/2020            260         368
Cendant Corp.                                         7.125%                 3/15/2015            550         624
Chrysler Corp.                                         7.45%                  3/1/2027          1,000       1,057
DaimlerChrysler North America Holding Corp.            8.50%                 1/18/2031          1,575       1,870
Dayton Hudson Corp.                                    6.75%                  1/1/2028            750         816
Dayton Hudson Corp.                                    6.65%                  8/1/2028            725         780
Delphi Corp.                                           6.50%                 8/15/2013            700         733
The Walt Disney Co.                                    7.00%                  3/1/2032          1,050       1,177
Federated Department Stores, Inc.                      7.00%                 2/15/2028            600         653
Federated Department Stores, Inc.                      6.90%                  4/1/2029            250         270
Ford Motor Co.                                        6.625%                 10/1/2028          1,000         914
Ford Motor Co.                                        6.375%                  2/1/2029          2,500       2,214
Ford Motor Co.                                         7.45%                 7/16/2031          5,350       5,361
Ford Motor Co.                                         8.90%                 1/15/2032          1,000       1,127
General Motors Acceptance Corp.                        8.00%                 11/1/2031          3,970       4,373
General Motors Corp.                                   8.25%                 7/15/2023            425         480
General Motors Corp.                                   6.75%                  5/1/2028          4,300       4,174
General Motors Corp.                                  8.375%                 7/15/2033          2,075       2,363


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                            COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Kohls Corp.                                            7.25%                  6/1/2029          1,000       1,164
Liberty Media Corp.                                    8.25%                  2/1/2030          1,575       1,878
Lowe's Cos., Inc.                                     6.875%                 2/15/2028          1,050       1,186
May Department Stores Co.                              9.75%                 2/15/2021             35          45
May Department Stores Co.                              6.70%                 9/15/2028          1,375       1,429
Pulte Homes Inc.                                      7.875%                 6/15/2032          1,000       1,167
Target Corp.                                           7.00%                 7/15/2031            200         226
Time Warner, Inc.                                      9.15%                  2/1/2023            500         640
Time Warner, Inc.                                      7.57%                  2/1/2024            500         562
Toys R US, Inc.                                       7.375%                10/15/2018            350         353
Toys R US, Inc.                                        8.75%                  9/1/2021            175         192
VF Corp.                                               6.00%                10/15/2033(2)         600         594
Viacom Inc.                                           7.875%                 7/30/2030          1,415       1,747
Viacom Inc.                                            5.50%                 5/15/2033            500         462
Wal-Mart Stores, Inc.                                  7.55%                 2/15/2030          1,000       1,230
Wendy's International                                  6.20%                 6/15/2014            500         545

CONSUMER NONCYCLICAL (4.3%)
Albertson's Inc.                                       8.00%                  5/1/2031          1,500       1,726
Altria Group Inc.                                      7.00%                 11/4/2013            900         959
Anheuser-Busch Cos., Inc.                             7.125%                  7/1/2017            600         666
Anheuser-Busch Cos., Inc.                              6.80%                 8/20/2032          2,125       2,406
Archer-Daniels-Midland Co.                            8.375%                 4/15/2017          1,000       1,284
Archer-Daniels-Midland Co.                            5.935%                 10/1/2032          1,250       1,259
Baxter International Inc.                             4.625%                 3/15/2015            750         719
Becton, Dickson & Co.                                  4.90%                 4/15/2018            500         487
Bristol-Myers Squibb Co.                               7.15%                 6/15/2023            500         582
Bristol-Myers Squibb Co.                               6.80%                11/15/2026            239         268
C.R. Bard, Inc.                                        6.70%                 12/1/2026            500         547
CIGNA Corp.                                           7.875%                 5/15/2027            250         284
Coca-Cola Enterprises, Inc.                            8.50%                  2/1/2022            850       1,109
Coca-Cola Enterprises, Inc.                            6.95%                11/15/2026          1,250       1,425
Coca-Cola Enterprises, Inc.                            6.75%                 9/15/2028          1,250       1,390
Conagra Foods, Inc.                                    8.25%                 9/15/2030          1,500       1,903
Eli Lilly & Co.                                       7.125%                  6/1/2025          1,000       1,183
Grand Metro Investment Corp.                           7.45%                 4/15/2035            500         603
Heinz HJ Co.                                          6.375%                 7/15/2028            675         718
Johnson & Johnson                                      4.95%                 5/15/2033          1,250       1,132
Kellogg Co.                                            7.45%                  4/1/2031            925       1,092
Kraft Foods Inc.                                       6.50%                 11/1/2031          1,300       1,363
Kroger Co.                                             7.70%                  6/1/2029            200         232
Kroger Co.                                             8.00%                 9/15/2029          1,175       1,410
Merck & Co.                                            6.40%                  3/1/2028            500         544
Pepsi Bottling Group Inc.                              7.00%                  3/1/2029            700         800
Pharmacia Corp.                                        6.60%                 12/1/2028          2,000       2,252
Philip Morris Cos. Inc.                                7.75%                 1/15/2027            550         585
Procter & Gamble Co. ESOP                              9.36%                  1/1/2021          2,505       3,389
Safeway, Inc.                                          7.25%                  2/1/2031            931       1,018
Sara Lee Corp.                                        6.125%                 11/1/2032            500         517
Schering-Plough Corp.                                  5.30%                 12/1/2013          1,050       1,063
Schering-Plough Corp.                                  6.50%                 12/1/2033            925         962
Tyson Foods Inc.                                       7.00%                  5/1/2018          1,000       1,096


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                            COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Unilever Capital Corp.                                 5.90%                11/15/2032          1,000       1,005
Wyeth                                                  5.25%                 3/15/2013          1,000       1,015
Wyeth                                                  5.50%                  2/1/2014            800         809
Wyeth                                                  6.45%                  2/1/2024            525         535
Wyeth                                                  6.50%                  2/1/2034            675         689

ENERGY (3.0%)
Alberta Energy Co. Ltd.                               7.375%                 11/1/2031          1,250       1,477
Amerada Hess Corp.                                    7.125%                 3/15/2033          1,500       1,521
Anadarko Finance Co.                                   7.50%                  5/1/2031            900       1,068
Burlington Resources Inc.                              7.40%                 12/1/2031          1,150       1,333
Canadian Natural Resources                             7.20%                 1/15/2032            600         699
Conoco Funding Co.                                     7.25%                10/15/2031            500         590
Conoco Phillips Corp.                                  5.90%                10/15/2032            500         501
Devon Energy Corp.                                    7.875%                 9/30/2031          1,550       1,842
Devon Energy Corp.                                     7.95%                 4/15/2032            250         301
Kerr McGee Corp.                                      7.875%                 9/15/2031          1,200       1,371
Marathon Oil Corp.                                     6.80%                 3/15/2032            250         268
Norsk Hydro                                            7.50%                 10/1/2016            250         303
Norsk Hydro                                            7.25%                 9/23/2027            400         471
Norsk Hydro                                            7.15%                 1/15/2029          1,000       1,165
Occidental Petroleum                                   7.20%                  4/1/2028          1,400       1,605
Pemex Project Funding Master Trust                    7.375%                12/15/2014          2,900       3,053
Pemex Project Funding Master Trust                    8.625%                  2/1/2022            250         276
Petro-Canada                                           5.35%                 7/15/2033          1,000         885
Petronas Capital Ltd.                                 7.875%                 5/22/2022(2)         750         884
Suncor Energy Inc.                                     7.15%                  2/1/2032            800         923
Texaco Capital, Inc.                                  8.625%                11/15/2031            500         696
Tosco Corp.                                            7.80%                  1/1/2027            350         424
Tosco Corp.                                           8.125%                 2/15/2030          2,500       3,176
Transocean Sedco Forex Inc.                            7.50%                 4/15/2031          1,500       1,726
Union Oil Co. of California                            7.50%                 2/15/2029          1,000       1,157
Valero Energy Corp.                                    7.50%                 4/15/2032          1,000       1,099

TECHNOLOGY (0.7%)
Arrow Electronics Inc.                                6.875%                  7/1/2013            300         319
Electronic Data Systems                                6.00%                  8/1/2013          1,250       1,225
International Business Machines Corp.                  7.00%                10/30/2025            750         862
International Business Machines Corp.                  6.50%                 1/15/2028          2,200       2,413
International Business Machines Corp.                 5.875%                11/29/2032            500         506
International Business Machines Corp.                 7.125%                 12/1/2096            500         567
Motorola Inc.                                          7.50%                 5/15/2025            100         109
Motorola Inc.                                          6.50%                11/15/2028          1,000         984

TRANSPORTATION (1.8%)
Burlington Northern Santa Fe Corp.                     6.75%                 3/15/2029            600         651
Burlington Northern Santa Fe Corp.                     7.95%                 8/15/2030          1,300       1,618
Burlington Northern Santa Fe Corp.                     7.25%                  8/1/2097            250         275
Canadian National Railway Co.                          6.80%                 7/15/2018          1,025       1,175
Canadian Pacific Rail                                 7.125%                10/15/2031            925       1,064
Continental Airlines, Inc. Pass-
  Through Certificates                                6.648%                 9/15/2017          2,791       2,735


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                            COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
CSX Corp.                                              7.95%                  5/1/2027          1,250       1,521
Delta Air Lines, Inc. Pass-Through Certificates       7.111%                 9/18/2011            375         379
Federal Express Corp.                                  7.60%                  7/1/2097          1,000       1,172
Norfolk Southern Corp.                                 7.70%                 5/15/2017          2,400       2,880
Norfolk Southern Corp.                                 7.25%                 2/15/2031            275         311
Norfolk Southern Corp.                                 7.90%                 5/15/2097            100         118
Northwest Airlines, Inc. Pass-
  Through Certificates                                6.841%                  4/1/2011            975         970
Union Pacific Corp.                                    7.00%                  2/1/2016            550         630
Union Pacific Corp.                                   7.125%                  2/1/2028          1,000       1,128
                                                                                                       ----------
                                                                                                          239,754
                                                                                                       ----------
UTILITIES (3.8%)
Electric (3.1%)
AEP Texas Central Co.                                  6.65%                 2/15/2033          1,600       1,667
Alabama Power                                          5.50%                10/15/2017          2,000       2,071
American Electric Power                                5.25%                  6/1/2015            500         489
Arizona Public Service Co.                             4.65%                 5/15/2015            775         730
Centerpoint Energy Houston Electric                    5.75%                 1/15/2014(2)         500         523
Commonwealth Edison Co.                                4.70%                 4/15/2015            700         680
Commonwealth Edison Co.                                6.95%                 7/15/2018            750         851
Constellation Energy Group Inc.                        7.60%                  4/1/2032            850         992
Consumers Energy Co.                                   6.00%                 2/15/2014(2)         700         730
Detroit Edison Co.                                     6.35%                10/15/2032            825         884
Dominion Resources Inc.                                6.75%                12/15/2032          1,000       1,076
Dominion Resources Inc.                                6.30%                 3/15/2033            750         762
Duke Capital Corp.                                     6.75%                 2/15/2032            575         587
Duke Energy Corp.                                      6.00%                 12/1/2028            400         391
Duke Energy Corp.                                      6.45%                10/15/2032          1,200       1,235
Entergy Gulf States, Inc.                              6.20%                  7/1/2033(2)       1,000         938
FirstEnergy Corp.                                     7.375%                11/15/2031          2,300       2,347
Florida Power & Light                                 5.625%                  4/1/2034            799         778
MidAmerican Energy Co.                                 6.75%                12/30/2031          1,675       1,837
National Rural Utilities Cooperative
  Finance Corp.                                        8.00%                  3/1/2032          1,000       1,236
Nisource Finance Corp.                                 5.40%                 7/15/2014            425         430
Ohio Power Co.                                        6.375%                 7/15/2033            225         234
Oncor Electric Delivery                               6.375%                 1/15/2015            225         241
Oncor Electric Delivery                                7.00%                  9/1/2022          1,350       1,468
Oncor Electric Delivery                                7.25%                 1/15/2033            525         590
PacifiCorp                                             7.70%                11/15/2031            400         489
Progress Energy Inc.                                   7.75%                  3/1/2031            400         464
Progress Energy Inc.                                   7.00%                10/30/2031            800         853
PSEG Power Corp.                                       5.50%                 12/1/2015            850         847
PSEG Power Corp.                                      8.625%                 4/15/2031            400         513
South Carolina Electric & Gas Co.                     6.625%                  2/1/2032          1,550       1,719
Wisconsin Electric Power                              5.625%                 5/15/2033            450         431

NATURAL GAS (0.7%)
Columbia Energy Group                                  7.62%                11/28/2025            400         433
Duke Energy Field Services                            8.125%                 8/16/2030            500         611
Enterprise Products Operating LP                      6.875%                  3/1/2033            500         526


-----------------------------------------------------------------------------------------------------------------
                                                                                                 FACE      MARKET
                                                                              MATURITY         AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                            COUPON                       DATE          (000)       (000)
-----------------------------------------------------------------------------------------------------------------
Keyspan Corp.                                          8.00%                11/15/2030          1,000       1,276
Kinder Morgan Energy Partners, LP                      7.30%                 8/15/2033          1,000       1,136
Kinder Morgan Inc.                                     6.50%                  9/1/2012            350         386
KN Energy, Inc.                                        7.25%                  3/1/2028            100         110
Southern Union Co.                                     7.60%                  2/1/2024            500         542
Texas Gas Transmission                                 4.60%                  6/1/2015            500         474
TransCanada Pipelines                                  6.49%                 1/21/2009          1,000       1,110
                                                                                                       ----------
                                                                                                           35,687
                                                                                                       ----------
-----------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $344,756)                                                                     366,819
-----------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(4.2%)
-----------------------------------------------------------------------------------------------------------------
Ontario Hydro Electric                                 7.45%                 3/31/2013          1,000       1,213
Province of British Columbia                           6.50%                 1/15/2026          1,500       1,684
Province of Manitoba                                   9.25%                  4/1/2020          1,500       2,152
Province of Nova Scotia                               9.125%                  5/1/2021          1,280       1,788
Province of Quebec                                    7.125%                  2/9/2024          2,000       2,346
Province of Quebec                                     7.50%                 9/15/2029          1,500       1,866
Province of Saskatchewan                              7.375%                 7/15/2013            600         727
Quebec Hydro Electric                                  7.50%                  4/1/2016          5,000       6,114
Region of Lombardy                                    5.804%                10/25/2032          1,000       1,033
Republic of Italy                                     6.875%                 9/27/2023          3,425       4,061
Republic of Italy                                     5.375%                 6/15/2033          1,500       1,481
Republic of South Africa                               8.50%                 6/23/2017            750         894
United Mexican States                                 5.875%                 1/15/2014          1,000         990
United Mexican States                                 6.625%                  3/3/2015          1,300       1,346
United Mexican States                                  8.00%                 9/24/2022          4,000       4,376
United Mexican States                                  8.30%                 8/15/2031          6,200       6,997
United Mexican States                                  7.50%                  4/8/2033          1,000       1,040
-----------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS (Cost $37,874)                                                                       40,108
-----------------------------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS (1.0%)
-----------------------------------------------------------------------------------------------------------------
Illinois (Taxable Pension) GO                          4.95%                  6/1/2023            375         350
Illinois (Taxable Pension) GO                          5.10%                  6/1/2033          7,500       6,860
Oregon (Taxable Pension) GO                           5.762%                  6/1/2023            600         613
Oregon (Taxable Pension) GO                           5.892%                  6/1/2027            850         876
Wisconsin Public Service Rev                           5.70%                  5/1/2026            900         908
-----------------------------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS (Cost $9,496)                                                                 9,607
-----------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.7%)
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                             0.98%                  1/2/2004         12,865      12,865
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note E                     0.99%                  1/2/2004         22,795      22,795
-----------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,660)                                                            35,660
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.4%) (Cost $930,850)                                                                973,926
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
LONG-TERM BOND INDEX FUND                                                  (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.4%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                   $ 23,374
Liabilities--Note E                                                     (45,894)
                                                                      ----------
                                                                        (22,520)
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 82,746,322 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                     $951,406
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $11.50
================================================================================
*See Note A in Notes to Financial Statements.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit), would require congressional action.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the aggregate value of these securities was $13,112,000, representing 1.4% of net assets. GO-General Obligation Bond.

--------------------------------------------------------------------------------
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------

                                                           Amount            Per
                                                            (000)          Share
--------------------------------------------------------------------------------
Paid-in Capital                                          $908,330         $10.98
Undistributed Net Investment Income                            --             --
Accumulated Net Realized Gains                                 --             --
Unrealized Appreciation                                    43,076            .52
--------------------------------------------------------------------------------
NET ASSETS                                               $951,406         $11.50
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------------------------------------
                                              TOTAL BOND        SHORT-TERM     INTERMEDIATE-        LONG-TERM
                                            MARKET INDEX        BOND INDEX   TERM BOND INDEX       BOND INDEX
                                                    FUND              FUND              FUND             FUND
                                            ------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------
                                                   (000)             (000)             (000)            (000)
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                                   $ 1,181,138         $ 126,303         $ 168,634         $ 49,400
  Security Lending                                 3,413               817               574               92
--------------------------------------------------------------------------------------------------------------
    Total Income                               1,184,551           127,120           169,208           49,492
--------------------------------------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                   3,597               522               465              125
    Management and Administrative
      Investor Shares                             31,844             4,701             4,394            1,508
      Admiral Shares                               2,437             1,137               855               --
      Institutional Shares                         3,882                --                --               --
    Marketing and Distribution
      Investor Shares                              2,727               509               414              121
      Admiral Shares                                 272               135                97               --
      Institutional Shares                         1,160                --                --               --
  Custodian Fees                                     266                19                13                9
  Auditing Fees                                       18                17                17               16
  Shareholders' Reports
    Investor Shares                                  363                43                41               22
    Admiral Shares                                     4                 1                 1               --
    Institutional Shares                              79                --                --               --
  Trustees' Fees and Expenses                         31                 4                 4                1
--------------------------------------------------------------------------------------------------------------
    Total Expenses                                46,680             7,088             6,301            1,802
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                          1,137,871           120,032           162,907           47,690
--------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                     314,171            40,215            73,270           20,945
  Swap Contracts                                  36,300                --                --               --
--------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                         350,471            40,215            73,270           20,945
--------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
  Investment Securities                         (498,848)          (39,678)          (57,262)         (23,711)
  Swap Contracts                                  (2,419)               --                --               --
--------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                (501,267)          (39,678)          (57,262)         (23,711)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $   987,075         $ 120,569         $ 178,915         $ 44,924
==============================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income approximate the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                        Total Bond Market
                                                           Index Fund
                                                 -------------------------------
                                                    Year Ended December 31,
--------------------------------------------------------------------------------
                                                         2003              2002
                                                         (000)             (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                          $  1,137,871      $  1,342,333
  Realized Net Gain (Loss)                            350,471          (249,817)
  Change in Unrealized
  Appreciation (Depreciation)                        (501,267)          837,340
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                         987,075         1,929,856
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                  (782,870)         (859,766)
    Admiral Shares                                    (91,033)          (81,176)
    Institutional Shares                             (293,236)         (397,784)
  Realized Capital Gain *
    Investor Shares                                        --           (15,843)
    Admiral Shares                                         --            (1,366)
    Institutional Shares                                   --            (7,626)
--------------------------------------------------------------------------------
    Total Distributions                            (1,167,139)       (1,363,561)
--------------------------------------------------------------------------------
Capital Share Transactions--Note F
  Investor Shares                                     480,086         2,189,084
  Admiral Shares                                      300,562           900,037
  Institutional Shares                                109,434          (408,466)
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
    Capital Share Transactions                        890,082         2,680,655
--------------------------------------------------------------------------------
  Total Increase (Decrease)                           710,018         3,246,950
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                              25,006,441        21,759,491
--------------------------------------------------------------------------------
  End of Period                                  $ 25,716,459      $ 25,006,441
================================================================================
*Includes fiscal 2003 and 2002 short-term gain distributions totaling $0 and $4,515,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

----------------------------------------------------------------------------------------------------------------------
                                                                SHORT-TERM                    INTERMEDIATE-TERM
                                                             BOND INDEX FUND                    BOND INDEX FUND
                                                       ----------------------------      -----------------------------
                                                                           YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------
                                                              2003             2002             2003             2002
                                                              (000)            (000)            (000)            (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                $   120,032      $   111,515      $   162,907      $   157,063
  Realized Net Gain (Loss)                                  40,215          (11,328)          73,270          (23,624)
  Change in Unrealized Appreciation (Depreciation)         (39,678)          61,462          (57,262)         156,718
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                            120,569          161,649          178,915          290,157
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                        (89,312)         (87,655)        (127,648)        (127,180)
    Admiral Shares                                         (30,720)         (23,860)         (35,259)         (29,883)
    Institutional Shares                                        --               --               --               --
  Realized Capital Gain*
    Investor Shares                                        (16,156)          (3,707)         (31,403)          (1,594)
    Admiral Shares                                          (6,264)            (887)          (8,800)            (368)
    Institutional Shares                                        --               --               --               --
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                   (142,452)        (116,109)        (203,110)        (159,025)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                          503,899          839,186          353,619          214,012
  Admiral Shares                                           409,011          488,589           98,402          287,761
  Institutional Shares                                          --               --               --               --
----------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                           912,910        1,327,775          452,021          501,773
----------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                891,027        1,373,315          427,826          632,905
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                    3,326,498        1,953,183        3,076,673        2,443,768
----------------------------------------------------------------------------------------------------------------------
End of Period                                          $ 4,217,525      $ 3,326,498      $ 3,504,499      $ 3,076,673
======================================================================================================================

*Includes fiscal 2003 and 2002 short-term gain distributions by the Short-Term Bond Index Fund totaling $5,299,000 and $2,506,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

--------------------------------------------------------------------------------
                                                              LONG-TERM
                                                           BOND INDEX FUND
--------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                                            2003           2002
                                                            (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                $  47,690      $  38,525
  Realized Net Gain (Loss)                                20,945         (1,672)
  Change in Unrealized Appreciation (Depreciation)       (23,711)        54,550
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                             44,924         91,403
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                      (47,690)       (38,525)
    Admiral Shares                                            --             --
    Institutional Shares                                      --             --
  Realized Capital Gain*
    Investor Shares                                      (14,154)            --
    Admiral Shares                                            --             --
    Institutional Shares                                      --             --
--------------------------------------------------------------------------------
    Total Distributions                                  (61,844)       (38,525)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                        174,393        198,594
  Admiral Shares                                              --             --
  Institutional Shares                                        --             --
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
    Capital Share Transactions                           174,393        198,594
--------------------------------------------------------------------------------
  Total Increase (Decrease)                              157,473        251,472
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                    793,933        542,461
--------------------------------------------------------------------------------
End of Period                                          $ 951,406      $ 793,933
================================================================================
*Includes fiscal 2003 and 2002 short-term gain distributions totaling $6,345,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

TOTAL BOND MARKET INDEX FUND INVESTOR SHARES

--------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD          2003       2002       2001      2000       1999
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.38     $10.15      $9.96     $9.56     $10.27
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                 .465       .572       .632      .648       .617
  Net Realized and Unrealized
  Gain (Loss) on Investments                           (.060)      .239       .190      .400      (.695)
--------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    .405       .811       .822     1.048      (.078)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.475)     (.570)     (.632)    (.648)     (.617)
  Distributions from Realized Capital Gains               --      (.011)        --        --      (.015)
--------------------------------------------------------------------------------------------------------
    Total Distributions                                (.475)     (.581)     (.632)    (.648)     (.632)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $10.31     $10.38     $10.15     $9.96      $9.56
========================================================================================================

TOTAL RETURN*                                           3.97%      8.26%      8.43%    11.39%     -0.76%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)               $17,032    $16,676    $14,116   $11,180     $9,477
  Ratio of Total Expenses to Average Net Assets         0.22%      0.22%      0.22%     0.22%      0.20%
  Ratio of Net Investment Income
  to Average Net Assets                                 4.46%      5.63%      6.21%     6.72%      6.26%
  Portfolio Turnover Rate                                 66%        75%        67%       53%        55%
========================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

TOTAL BOND MARKET INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                YEAR ENDED DEC. 31,  NOV. 12* TO
                                                -------------------     DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003        2002         2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.38      $10.15      $10.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .472        .578        .082
  Net Realized and Unrealized
  Gain (Loss) on Investments                      (.060)       .239       (.290)
--------------------------------------------------------------------------------
    Total from Investment Operations               .412        .817       (.208)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.482)      (.576)      (.082)
  Distributions from Realized Capital Gains          --       (.011)          --
--------------------------------------------------------------------------------
    Total Distributions                           (.482)      (.587)      (.082)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.31      $10.38      $10.15
================================================================================
TOTAL RETURN                                       4.04%       8.32%      -2.00%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)           $2,092      $1,805        $866
  Ratio of Total Expenses to Average Net Assets    0.15%       0.17%     0.17%**
  Ratio of Net Investment Income
  to Average Net Assets                            4.52%       5.66%     5.97%**
  Portfolio Turnover Rate                            66%         75%         67%
================================================================================
*Inception.
**Annualized.


Total Bond Market Index Fund Institutional Shares

--------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD          2003       2002       2001      2000       1999
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.38     $10.15      $9.96     $9.56     $10.27
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                 .477       .585       .644      .659       .627
  Net Realized and Unrealized
  Gain (Loss) on Investments                           (.060)      .239       .190      .400      (.695)
--------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    .417       .824       .834     1.059      (.068)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.487)     (.583)     (.644)    (.659)     (.627)
  Distributions from Realized Capital Gains               --      (.011)        --        --      (.015)
--------------------------------------------------------------------------------------------------------
    Total Distributions                                (.487)     (.594)     (.644)    (.659)     (.642)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $10.31     $10.38     $10.15     $9.96     $ 9.56
========================================================================================================
TOTAL RETURN                                            4.10%      8.39%      8.56%    11.52%     -0.66%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                $6,593     $6,525     $6,778    $4,570     $3,204
  Ratio of Total Expenses to Average Net Assets         0.10%      0.10%      0.10%     0.10%      0.10%
  Ratio of Net Investment Income
  to Average Net Assets                                 4.60%      5.77%      6.32%     6.84%      6.36%
  Portfolio Turnover Rate                                 66%        75%        67%       53%        55%
========================================================================================================

SHORT-TERM BOND INDEX FUND INVESTOR SHARES

--------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD          2003       2002       2001      2000       1999
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.32     $10.19      $9.96     $9.73     $10.10
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                 .329       .452       .568      .601       .539
  Net Realized and Unrealized
  Gain (Loss) on Investments                            .015       .152       .299      .230      (.336)
--------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    .344       .604       .867      .831       .203
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.329)     (.452)     (.568)    (.601)     (.539)
  Distributions from Realized Capital Gains            (.055)     (.022)     (.069)       --      (.034)
--------------------------------------------------------------------------------------------------------
    Total Distributions                                (.384)     (.474)     (.637)    (.601)     (.573)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $10.28     $10.32     $10.19     $9.96     $ 9.73
========================================================================================================
TOTAL RETURN*                                           3.37%      6.10%      8.88%     8.84%      2.08%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                $3,041     $2,553     $1,680    $1,287     $1,156
  Ratio of Total Expenses to Average Net Assets         0.20%      0.21%      0.21%     0.21%      0.20%
  Ratio of Net Investment Income
  to Average Net Assets                                 3.17%      4.37%      5.45%     6.16%      5.48%
  Portfolio Turnover Rate                                111%       139%       156%       74%       108%
========================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.


Short-Term Bond Index Fund Admiral Shares
--------------------------------------------------------------------------------
                                                YEAR ENDED DEC. 31,  NOV. 12* TO
                                                -------------------     DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003        2002         2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.32      $10.19      $10.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .334        .457        .069
  Net Realized and Unrealized
  Gain (Loss) on Investments                       .015        .152       (.181)
--------------------------------------------------------------------------------
    Total from Investment Operations               .349        .609       (.112)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.334)      (.457)      (.069)
  Distributions from Realized Capital Gains       (.055)      (.022)      (.069)
--------------------------------------------------------------------------------
    Total Distributions                           (.389)      (.479)      (.138)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.28      $10.32      $10.19
================================================================================
TOTAL RETURN                                       3.43%       6.15%      -1.08%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)           $1,177        $773        $273
  Ratio of Total Expenses to Average Net Assets    0.15%       0.16%     0.17%**
  Ratio of Net Investment Income
  to Average Net Assets                            3.21%       4.37%     5.01%**
  Portfolio Turnover Rate                           111%        139%        156%
================================================================================
*Inception.
**Annualized.

INTERMEDIATE-TERM BOND INDEX FUND INVESTOR SHARES

--------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD          2003       2002       2001      2000       1999
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.75     $10.28     $10.02     $9.51    $10.48
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                 .532       .597       .651      .654      .628
  Net Realized and Unrealized
  Gain (Loss) on Investments                            .064       .478       .260      .510      (.936)
--------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    .596      1.075       .911     1.164      (.308)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.532)     (.597)     (.651)    (.654)     (.628)
  Distributions from Realized Capital Gains            (.124)     (.008)        --        --      (.034)
--------------------------------------------------------------------------------------------------------
    Total Distributions                                (.656)     (.605)     (.651)    (.654)     (.662)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $10.69     $10.75     $10.28    $10.02      $9.51
========================================================================================================
TOTAL RETURN*                                           5.65%     10.85%      9.28%    12.78%     -3.00%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                $2,749     $2,415     $2,096    $1,642     $1,449
  Ratio of Total Expenses to Average Net Assets         0.20%      0.21%      0.21%     0.21%      0.20%
  Ratio of Net Investment Income
  to Average Net Assets                                 4.91%      5.75%      6.33%     6.83%      6.33%
  Portfolio Turnover Rate                                 98%       141%       135%       81%       120%
========================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.



INTERMEDIATE-TERM BOND INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                YEAR ENDED DEC. 31,  NOV. 12* TO
                                                -------------------     DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     2003        2002         2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $10.75      $10.28      $10.65
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                            .538        .602        .085
  Net Realized and Unrealized
  Gain (Loss) on Investments                       .064        .478       (.370)
--------------------------------------------------------------------------------
    Total from Investment Operations               .602       1.080       (.285)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            (.538)      (.602)      (.085)
  Distributions from Realized Capital Gains       (.124)      (.008)          --
--------------------------------------------------------------------------------
    Total Distributions                           (.662)      (.610)      (.085)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.69      $10.75       $10.28
================================================================================
TOTAL RETURN                                      5.70%      10.91%       -2.68%
================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)             $756        $662         $348
  Ratio of Total Expenses to Average Net Assets    0.15%       0.16%     0.17%**
  Ratio of Net Investment Income
  to Average Net Assets                            4.96%       5.78%     6.17%**
  Portfolio Turnover Rate                            98%        141%        135%
================================================================================
*Inception.
**Annualized.

LONG-TERM BOND INDEX FUND

--------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD          2003       2002       2001      2000       1999
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $11.67     $10.83     $10.66     $9.77    $11.32
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                 .627       .658       .683      .679      .662
  Net Realized and Unrealized
  Gain (Loss) on Investments                            .004       .840       .170      .890     (1.531)
--------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    .631      1.498       .853     1.569      (.869)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.627)     (.658)     (.683)    (.679)     (.662)
  Distributions from Realized Capital Gains            (.174)        --         --        --      (.019)
--------------------------------------------------------------------------------------------------------
    Total Distributions                                (.801)     (.658)     (.683)    (.679)     (.681)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $11.50     $11.67     $10.83    $10.66     $ 9.77
========================================================================================================
TOTAL RETURN*                                           5.50%     14.35%      8.17%    16.64%     -7.85%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $951       $794       $542      $417       $313
  Ratio of Total Expenses to Average Net Assets         0.20%      0.21%      0.21%     0.21%      0.20%
  Ratio of Net Investment Income
  to Average Net Assets                                 5.34%      5.92%      6.30%     6.71%      6.39%
  Portfolio Turnover Rate                                 76%       141%       107%       56%        61%
========================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.





NOTES TO FINANCIAL STATEMENTS

Vanguard Bond Index Funds comprise the Total Bond Market Index, Short-Term Bond Index, Intermediate-Term Bond Index, and Long-Term Bond Index Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the funds' investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.

The Total Bond Market Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Short-Term Bond Index and Intermediate-Term Bond Index Funds each offer two classes of shares, Investor Shares and Admiral Shares. The Long-Term Bond Index Fund offers only Investor Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. SECURITY VALUATION: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. SWAP CONTRACTS: The Total Bond Market Index Fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

     The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

3. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                     Capital Contribution       Percentage        Percentage of
                              to Vanguard          of Fund           Vanguard's
Index Fund                          (000)       Net Assets       Capitalization
--------------------------------------------------------------------------------
Total Bond Market                  $4,017            0.02%                 4.02%
Short-Term Bond                       658            0.02                  0.66
Intermediate-Term Bond                548            0.02                  0.55
Long-Term Bond                        147            0.02                  0.15
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2003, the Total Bond Market Index Fund realized $724,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

Each fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the Total Bond Market Index, Short-Term Bond Index, Intermediate-Term Bond Index, and Long-Term Bond Index Funds have reclassified $1,800,000, $3,497,000, $6,094,000, and $2,947,000, respectively, from accumulated net realized gains to paid-in capital.

Realized and unrealized gains (losses) on certain of the Total Bond Market Index Fund's total return swap contracts (used to replicate specific bond market segments or securities) are treated as ordinary income (loss) for tax purposes, affecting the fund's income dividends to shareholders but having no effect on the fund's tracking of the index as the effect on income dividends is offset by a change in principal return. Realized gains on swap contracts of $24,864,000 have been reclassified from accumulated net realized gains to undistributed net investment income. Taxable income on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month. At December 31, 2003, the fund had $1,709,000 of net swap gains available to distribute to shareholders as ordinary income dividends.

The Total Bond  Market  Index,  Short-Term  Bond Index,  Intermediate-Term  Bond
Index, and Long-Term Bond Index Funds used capital loss carryforwards of $284,855,000, $11,474,000, $23,624,000, and $3,031,000, respectively, to offset taxable capital gains realized during the year ended December 31, 2003, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. At December 31, 2003, the funds had the following tax-basis amounts available for distribution:

--------------------------------------------------------------------------------
                                       CAPITAL GAINS AVAILABLE FOR DISTRIBUTION
                                       -----------------------------------------
                                                SHORT-TERM            LONG-TERM
                                       -----------------------------------------
INDEX FUND                                                  (000)
--------------------------------------------------------------------------------
Total Bond Market                                       --               $38,470
Short-Term Bond                                         --                 2,964
Intermediate-Term Bond                                  --                 3,349
Long-Term Bond                                          --                    --
--------------------------------------------------------------------------------

At December 31, 2003, net unrealized appreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                 (000)
                       ---------------------------------------------------------
                                                                 Net Unrealized
                       Appreciated          Depreciated            Appreciation
Index Fund              Securities           Securities           (Depreciation)
--------------------------------------------------------------------------------
Total Bond Market         $820,111            $(143,210)               $676,901
Short-Term Bond             61,354              (15,448)                 45,906
Intermediate-Term Bond     142,794              (15,302)                127,492
Long-Term Bond              52,024               (8,948)                 43,076
--------------------------------------------------------------------------------

At December 31, 2003, the Total Bond Market Index Fund had the following open swap contracts:

TOTAL RETURN SWAPS

-----------------------------------------------------------------------------------------------
                                                                                     UNREALIZED
                                                         NOTIONAL      FLOATING    APPRECIATION
                             TERMINATION                   AMOUNT      INTEREST  (DEPRECIATION)
REFERENCE ENTITY                    DATE    DEALER*         (000)   RATE PAID**           (000)
-----------------------------------------------------------------------------------------------
Federal Home Loan Mortgage
  Corp., 4.50% 15-Year         1/20/2004        UBS      $150,000          0.92%         $(555)
Commercial Mortgage-Backed
  Securities Index             2/29/2004       MSCP        79,900          0.57          2,666
Federal Home Loan Mortgage
  Corp., 5.50% 30-Year         2/29/2004        UBS       100,000          0.94            641
Federal National Mortgage
  Assn., 6.00% 30-Year         3/31/2004        UBS        70,000          0.87             --
Federal National Mortgage
  Assn., 5.00% 15-Year         3/31/2004        UBS        50,000          0.94             --
                                                                                    -----------
                                                                                        $2,752
                                                                                    -----------
-----------------------------------------------------------------------------------------------

**MSCP-Morgan Stanley Credit Products. UBS-UBS Warburg.
**Based on one-month London Interbank Offered Rate (LIBOR).

D. During the year ended December 31, 2003, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES   OTHER INVESTMENT SECURITIES
                                 (000)                         (000)
                        --------------------------------------------------------
INDEX FUND                PURCHASES          SALES      PURCHASES          SALES
--------------------------------------------------------------------------------
Total Bond Market       $19,504,812    $12,119,267     $3,749,175     $4,152,531
Short-Term Bond           4,065,164      3,515,119      1,028,540        608,719
Intermediate-Term Bond    2,738,781      2,574,559        893,721        623,564
Long-Term Bond              610,778        544,485        226,174        121,015
--------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at December 31, 2003, and collateral received with respect to such loans, were:

--------------------------------------------------------------------------------
                                                (000)
                      ----------------------------------------------------------
                                                       COLLATERAL RECEIVED
                                        ----------------------------------------
                       MARKET VALUE                              U.S. GOVERNMENT
                          OF LOANED                                   AND AGENCY
INDEX FUND               SECURITIES              CASH                 SECURITIES
--------------------------------------------------------------------------------
Total Bond Market        $3,737,002        $1,159,982                 $2,665,997
Short-Term Bond           1,445,356           514,625                    963,643
Intermediate-Term Bond      307,894           138,388                    176,802
Long-Term Bond               40,283            22,795                     18,944
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F. Capital share transactions for each class of shares were:

-----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------------------------
                                                                  2003                             2002
                                                      -------------------------        --------------------------
                                                           AMOUNT        SHARES             AMOUNT        SHARES
INDEX FUND                                                   (000)         (000)              (000)         (000)
-----------------------------------------------------------------------------------------------------------------
TOTAL BOND MARKET
Investor Shares
  Issued                                              $ 4,786,619       462,256        $ 5,937,280       583,205
  Issued in Lieu of Cash Distributions                    731,638        70,607            810,276        79,511
  Redeemed                                             (5,038,171)     (488,069)        (4,558,472)     (447,514)
                                                      -----------------------------------------------------------
    Net Increase (Decrease)--Investor Shares              480,086        44,794          2,189,084       215,202
                                                      -----------------------------------------------------------
Admiral Shares
  Issued                                                  996,181        96,273          1,327,581       130,559
  Issued in Lieu of Cash Distributions                     72,894         7,036             66,787         6,549
  Redeemed                                               (768,513)      (74,404)          (494,331)      (48,531)
                                                      -----------------------------------------------------------
    Net Increase (Decrease)--Admiral Shares               300,562        28,905            900,037        88,577
                                                      -----------------------------------------------------------
Institutional Shares
  Issued                                                2,575,989       248,753          2,791,047       274,296
  Issued in Lieu of Cash Distributions                    264,763        25,552            341,935        33,561
  Redeemed                                             (2,731,318)     (263,720)        (3,541,448)     (347,301)
                                                      -----------------------------------------------------------
    Net Increase (Decrease)--Institutional Shares         109,434        10,585           (408,466)      (39,444)
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND
Investor Shares
  Issued                                              $ 1,682,030       162,602        $ 1,658,450       162,990
  Issued in Lieu of Cash Distributions                     90,783         8,788             78,271         7,697
  Redeemed                                             (1,268,914)     (122,787)          (897,535)      (88,217)
                                                      -----------------------------------------------------------
    Net Increase (Decrease)--Investor Shares              503,899        48,603            839,186        82,470
                                                      -----------------------------------------------------------
Admiral Shares
  Issued                                                  694,054        67,158            609,230        59,923
  Issued in Lieu of Cash Distributions                     31,894         3,088             22,036         2,166
  Redeemed                                               (316,937)      (30,655)          (142,677)      (14,017)
                                                      -----------------------------------------------------------
    Net Increase (Decrease)--Admiral Shares               409,011        39,591            488,589        48,072
                                                      -----------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------------------------
                                                                  2003                             2002
                                                      -------------------------        --------------------------
                                                           AMOUNT        SHARES             AMOUNT        SHARES
INDEX FUND                                                   (000)         (000)              (000)         (000)
-----------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND
Investor Shares
                                                      -----------------------------------------------------------
  Issued                                              $ 1,223,547       112,866        $ 1,056,505       102,161
  Issued in Lieu of Cash Distributions                    136,726        12,665            108,429        10,466
  Redeemed                                             (1,006,654)      (93,144)          (950,922)      (91,852)
                                                      -----------------------------------------------------------
    Net Increase (Decrease)--Investor Shares              353,619        32,387            214,012        20,775
                                                      -----------------------------------------------------------
Admiral Shares
  Issued                                                  409,003        37,890            472,233        45,667
  Issued in Lieu of Cash Distributions                     31,575         2,926             23,449         2,263
  Redeemed                                               (342,176)      (31,724)          (207,921)      (20,129)
                                                      -----------------------------------------------------------
    Net Increase (Decrease)--Admiral Shares                98,402         9,092            287,761        27,801
-----------------------------------------------------------------------------------------------------------------
LONG-TERM BOND
  Issued                                              $   493,636        41,982        $   387,743        35,133
  Issued in Lieu of Cash Distributions                     53,848         4,613             32,900         2,968
  Redeemed                                               (373,091)      (31,880)          (222,049)      (20,141)
                                                      -----------------------------------------------------------
    Net Increase (Decrease)                               174,393        14,715            198,594        17,960
-----------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of Vanguard Bond Index Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Total Bond Market Index Fund, Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, and Long-Term Bond Index Fund (constituting Vanguard Bond Index Funds, hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 3, 2004




--------------------------------------------------------------------------------
SPECIAL 2003 TAX INFORMATION

(UNAUDITED) FOR VANGUARD BOND INDEX FUNDS

This information for the fiscal year ended December 31, 2003, is included pursuant to provisions of the Internal Revenue Code.

The Total Bond Market Index, Short-Term Bond Index, Intermediate-Term Bond Index, and Long-Term Bond Index Funds distributed $1,800,000, $19,903,000, $46,296,000, and $9,445,000, respectively, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.
--------------------------------------------------------------------------------

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. VANGUARD.COM was built for you--and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

Use our PLANNING & ADVICE and RESEARCH FUNDS & STOCKS sections to:
* Determine what asset allocation might best suit your needs--by taking our Investor Questionnaire.
* Find out how much to save for retirement and your children's college education-- by using our planning tools.
* Learn how to achieve your goals--by reading our PlainTalk(R) investment guides.
* Find your next fund--by using the Compare Funds, Compare Costs, and Narrow Your Fund Choices tools.
* Look up fund price, performance history, and distribution information--in a snap.

INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to Vanguard.com to:
* See what you own (at  Vanguard and  elsewhere)  and how your  investments  are doing.
* Elect to receive online statements, fund reports (like this one), prospectuses, and tax forms.
* Analyze your portfolio's holdings and performance.
* Open new accounts, buy and sell shares, and exchange money between funds--securely and easily.
* Sign up to receive electronic newsletters from Vanguard informing you of news on our funds, products, and services, as well as on investing and the financial markets.



Find out what Vanguard.com can do for you. Log on today!

CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers.

Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.

CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR

It may be an obvious point, but if you invest as much in your IRA as the law allows--currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.

MAKE IT AUTOMATIC

Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

CONSIDER COST

The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.

REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS

Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit VANGUARD.COM. You can open or fund your IRA on our website and have a confirmation in your hand within minutes.

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Dividend Growth Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund


BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(R) Fund
Target Retirement Funds:
  Retirement Income
  Retirement 2005
  Retirement 2015
  Retirement 2025
  Retirement 2035
  Retirement 2045
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund


BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
  (California, Florida, Massachusetts,
  New Jersey, New York, Ohio,
  Pennsylvania)
Total Bond Market Index Fund


MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds
  (California, New Jersey, New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund


VARIABLE ANNUITY
Balanced Portfolio
Capital Growth Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio


For information about Vanguard funds and annuities, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

------------------------------------------------------------------------------------------------------------
                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (118)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (118)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (118)                Chairman (January-September 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (118)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL TRUSTEE              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (116)                Director of Vanguard Investment Series plc (Irish invest-ment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (118)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (118)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceuti-cal distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. Gregory Barton     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (118)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
Thomas J. Higgins     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (118)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

[VANGUARD SHIP LOGO]
THE VANGUARD GROUP(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600


Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Admiral, Explorer, Morgan, LifeStrategy, PlainTalk, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500(R), Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM. Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2004 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q840 022004

ITEM 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

ITEM 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant's Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.


ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) AUDIT FEES.

AUDIT FEES OF THE REGISTRANT
Fiscal Year Ended December 31, 2003: $68,000
Fiscal Year Ended December 31, 2002: $44,000

AGGREGATE AUDIT FEES OF REGISTERED INVESTMENT COMPANIES IN THE VANGUARD GROUP Fiscal Year Ended December 31, 2003: $1,660,800
Fiscal Year Ended December 31, 2002: $1,620,200

(B) AUDIT-RELATED FEES.

Fiscal Year Ended December 31, 2003: $324,460
Fiscal Year Ended December 31, 2002: $420,280
Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(C) TAX FEES.

Fiscal Year Ended December 31, 2003: $409,900
Fiscal Year Ended December 31, 2002: $103,200
Includes fees billed in connection with compliance, planning, and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income, excise, and stamp taxes.

(D) ALL OTHER FEES.

Fiscal Year Ended December 31, 2003: $31,000
Fiscal Year Ended December 31, 2002: $367,500
Includes fees billed in connection with benefit plans and statements, risk management, privacy matters, educational training materials, and other business advisory services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(E) (1) PRE-APPROVAL POLICIES. The policy of the Registrant's Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and permitted non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant's independence.
     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant's independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant's independence.
     The Registrant's Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4)other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant's fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant's engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(G) AGGREGATE NON-AUDIT FEES.

Fiscal Year Ended December 31, 2003: $440,900
Fiscal Year Ended December 31, 2002: $470,700
Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant's independence.



ITEM 5: Not applicable.

ITEM 6: Reserved.

ITEM 7: Not applicable.

ITEM 8: Reserved.

ITEM 9: CONTROLS AND PROCEDURES.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant's internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: EXHIBITS.  The following exhibits are attached hereto:
         (a) Code of Ethics
         (b) Certifications

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      VANGUARD BOND INDEX FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: February 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      VANGUARD BOND INDEX FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
             JOHN J. BRENNAN*
         CHIEF EXECUTIVE OFFICER

Date: February 20, 2004

      VANGUARD BOND INDEX FUNDS

BY:_____________(signature)________________
               (HEIDI STAM)
            THOMAS J. HIGGINS*
               TREASURER

Date: February 20, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.